UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07607

The Universal Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31, 2014

Date of reporting period:	September 30, 2014

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (98.3%)
Agency Adjustable Rate Mortgage (0.3%)
Federal National Mortgage Association,
Conventional Pool:
2.33%, 5/1/35	$466	$498

Agency Fixed Rate Mortgages (23.6%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.00%, 12/1/41	589	621
6.00%, 8/1/37 – 5/1/38	256	288
6.50%, 9/1/32	30	34
7.50%, 5/1/35	87	103
8.00%, 8/1/32	55	68
8.50%, 8/1/31	69	86
October TBA:
4.00%, 10/1/44 (a)	2,187	2,303
Federal National Mortgage Association,
Conventional Pools:
3.50%, 12/1/42	2,458	2,510
4.00%, 11/1/41 – 7/1/43	2,674	2,825
4.50%, 8/1/40 – 7/1/41	1,177	1,274
5.00%, 7/1/40	418	462
6.00%, 12/1/38	721	817
6.50%, 11/1/27 – 10/1/38	105	120
7.00%, 6/1/29 – 2/1/33	54	56
7.50%, 8/1/37	154	186
8.00%, 4/1/33	114	138
8.50%, 10/1/32	106	130
9.50%, 4/1/30	28	33
October TBA:
3.00%, 10/1/29 (a)	1,272	1,310
3.50%, 10/1/29 – 10/1/44(a)	3,445	3,557
4.00%, 10/1/44 (a)	5,873	6,190
4.50%, 10/1/44 (a)	6,317	6,816
5.00%, 10/1/44 (a)	3,034	3,348
Government National Mortgage Association,
October TBA:
3.50%, 10/20/44 (a)	2,966	3,065
4.50%, 10/20/44 (a)	2,340	2,538
Various Pools:
3.50%, 12/15/43	784	816
4.00%, 10/20/41	1,945	2,066
8.00%, 6/15/26	1	1
9.00%, 1/15/25	2	2
		41,763
Asset-Backed Securities (1.0%)
Citigroup Mortgage Loan Trust, Inc.
5.53%, 11/25/34	164	175
CVS Pass-Through Trust,
6.04%, 12/10/28	282	327
8.35%, 7/10/31 (b)	179	242
Ford Credit Floorplan Master Owner Trust
1.85%, 2/15/17 (b)(c)	125	126
Santander Drive Auto Receivables Trust
3.06%, 11/15/17	308	312

Specialty Underwriting & Residential Finance Trust
0.69%, 5/25/35 (c)	64	59
U-Haul S Fleet LLC
4.90%, 10/25/23 (b)	474	490
		1,731
Collateralized Mortgage Obligations - Agency Collateral Series (3.1%)
Federal Home Loan Mortgage Corporation,
IO
0.81%, 1/25/21 (c)	6,231	189
IO REMIC
5.85%, 11/15/43 (c)	2,811	440
5.90%, 4/15/39 (c)	1,893	341
IO STRIPS
7.50%, 12/1/29	9	2
8.00%, 1/1/28	7	2
REMIC
3.50%, 12/15/42	621	614
Federal National Mortgage Association,
IO
6.24%, 9/25/20 (c)	4,751	1,134
IO REMIC
6.00%, 5/25/33 – 7/25/33	397	86
6.45%, 9/25/38 (c)	1,335	220
IO STRIPS
6.50%, 12/25/29 (c)	11	1
7.00%, 11/25/19 (c)	8	1
8.00%, 4/25/24	6	1
8.00%, 6/25/35 (c)	47	12
9.00%, 11/25/26	3	1
REMIC
7.00%, 9/25/32	76	87
9.29%, 10/25/41 (d)	171	173
Government National Mortgage Association,
IO
0.83%, 8/20/58 (c)	7,706	231
3.50%, 5/20/43	1,939	446
5.00%, 2/16/41	280	51
5.90%, 11/16/40 (c)	2,263	421
5.95%, 7/16/33 (c)	4,854	653
6.00%, 6/20/43 (c)	2,106	349
		5,455
Commercial Mortgage-Backed Securities (7.2%)
COMM Mortgage Trust,
4.91%, 12/10/23 (b)(c)	985	941
5.22%, 8/10/46 (b)(c)	740	729
IO
0.46%, 7/10/45 (c)	12,935	197
1.47%, 7/15/47 (c)	3,935	321
Commercial Mortgage Pass-Through Certificates,
5.07%, 4/10/47 (b)(c)	797	752
IO
1.04%, 10/10/47 (c)	4,294	268
Commercial Mortgage Trust
5.48%, 3/10/39	400	424
DBUBS Mortgage Trust
5.62%, 7/10/44 (b)(c)	200	222
FREMF Mortgage Trust,
3.65%, 10/25/46 (b)(c)	755	714
4.16%, 8/25/47 (b)(c)	252	249

4.79%, 6/25/47 (b)(c)	199	204
GS Mortgage Securities Trust
4.93%, 8/10/46 (b)(c)	500	480
JP Morgan Chase Commercial Mortgage Securities Trust,
4.72%, 7/15/47 (b)(c)	1,030	946
5.46%, 12/12/43	600	628
IO
0.73%, 4/15/46 (c)	6,000	255
1.34%, 7/15/47 (c)	9,776	688
JPMBB Commercial Mortgage Securities Trust,
4.83%, 4/15/47 (b)(c)	704	652
IO
1.29%, 8/15/47	4,247	342
LB-UBS Commercial Mortgage Trust
6.46%, 9/15/45 (c)	500	526
NLY Commercial Mortgage Trust
2.75%, 11/15/30 (b)(c)	201	203
Wells Fargo Commercial Mortgage Trust
3.94%, 8/15/50 (b)	870	738
WF-RBS Commercial Mortgage Trust,
3.43%, 6/15/45	677	693
3.71%, 3/15/45 (c)	110	110
3.99%, 5/15/47 (b)	526	452
4.28%, 5/15/45 (b)(c)	385	360
5.15%, 9/15/46 (b)(c)	735	719
		12,813
Corporate Bonds (35.3%)
Finance (14.8%)
Abbey National Treasury Services PLC
3.05%, 8/23/18 (e)	370	384
ABN Amro Bank N.V.
4.25%, 2/2/17 (b)	475	506
ACE INA Holdings, Inc.
3.35%, 5/15/24	350	350
Aegon N.V.
4.63%, 12/1/15 (e)	500	523
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 5/15/19 (b)	360	350
Alexandria Real Estate Equities, Inc.
4.60%, 4/1/22	275	289
American Campus Communities Operating Partnership LP
3.75%, 4/15/23	200	197
American Financial Group, Inc.
9.88%, 6/15/19	75	97
American International Group, Inc.,
4.88%, 6/1/22	275	303
6.40%, 12/15/20	98	117
American Realty Capital Properties, Inc.
3.00%, 8/1/18 (e)	500	497
Banco de Credito del Peru
6.13%, 4/24/27 (b)(c)(e)	300	322
Bank of America Corp.,
4.00%, 4/1/24	570	577
4.20%, 8/26/24	125	124
5.00%, 1/21/44	200	212
6.11%, 1/29/37	100	115
Bank of New York Mellon Corp. (The)
3.65%, 2/4/24	350	359
Barclays Bank PLC
3.75%, 5/15/24	450	448

BNP Paribas SA
5.00%, 1/15/21 (e)	150	167
Boston Properties LP
3.80%, 2/1/24	145	146
BPCE SA
5.15%, 7/21/24 (b)(e)	550	568
Brookfield Asset Management, Inc.
5.80%, 4/25/17	135	148
Capital One Bank, USA NA
3.38%, 2/15/23	510	501
Capital One Financial Corp.
2.45%, 4/24/19	125	125
Citigroup, Inc.,
3.75%, 6/16/24	275	274
3.88%, 10/25/23	850	865
4.05%, 7/30/22	265	269
CNA Financial Corp.
5.75%, 8/15/21	565	645
Commonwealth Bank of Australia
5.00%, 3/19/20 (b)	250	280
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.88%, 2/8/22	25	26
3.95%, 11/9/22	625	629
Credit Agricole SA,
3.88%, 4/15/24 (b)	500	503
7.88%, 1/29/49 (b)(c)(f)	200	203
Credit Suisse
6.00%, 2/15/18	5	6
Credit Suisse AG
6.50%, 8/8/23 (b)	350	381
DBS Group Holdings Ltd.
2.25%, 7/16/19 (b)(e)	500	495
Discover Bank
7.00%, 4/15/20	320	379
General Electric Capital Corp.,
5.30%, 2/11/21	340	383
MTN
5.88%, 1/14/38	130	157
Series G
6.00%, 8/7/19	375	438
Genworth Holdings, Inc.
7.20%, 2/15/21 (e)	350	413
Goldman Sachs Group, Inc. (The),
3.63%, 1/22/23	420	418
6.75%, 10/1/37	435	520
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (b)	425	496
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	365	413
HBOS PLC,
Series G
6.75%, 5/21/18 (b)	565	640
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	325	317
HSBC Finance Corp.
6.68%, 1/15/21	225	264
HSBC Holdings PLC,
4.25%, 3/14/24	350	355
6.38%, 12/31/49 (c)(e)(f)	200	200
HSBC USA, Inc.
3.50%, 6/23/24	250	251

ING Bank N.V.
5.80%, 9/25/23 (b)	320	353
Intesa Sanpaolo SpA
5.25%, 1/12/24	300	321
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 4/1/20 (b)	495	509
Jefferies LoanCore LLC/JLC Finance Corp.
6.88%, 6/1/20 (b)	200	194
JPMorgan Chase & Co.,
3.20%, 1/25/23	860	840
3.88%, 9/10/24	275	270
4.50%, 1/24/22	175	188
4.63%, 5/10/21	65	71
Liberty Mutual Group, Inc.
4.85%, 8/1/44 (b)	125	125
Lloyds Bank PLC
6.50%, 9/14/20 (b)(e)	370	431
Macquarie Bank Ltd.
6.63%, 4/7/21 (b)(e)	260	297
Nationwide Building Society
6.25%, 2/25/20 (b)	545	637
Nationwide Financial Services, Inc.
5.38%, 3/25/21 (b)	410	462
Platinum Underwriters Finance, Inc.,
Series B
7.50%, 6/1/17	305	345
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	190	189
Principal Financial Group, Inc.
1.85%, 11/15/17	450	450
Prudential Financial, Inc.,
MTN
6.63%, 12/1/37	165	208
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (b)(c)	325	355
Realty Income Corp.
3.25%, 10/15/22	350	343
Standard Chartered PLC
3.95%, 1/11/23 (b)(e)	235	229
Swedbank AB
2.38%, 2/27/19 (b)	270	270
Synchrony Financial
4.25%, 8/15/24	275	275
UnitedHealth Group, Inc.,
1.40%, 10/15/17	20	20
2.88%, 3/15/23	750	734
Wells Fargo & Co.,
4.13%, 8/15/23	170	176
Series M
3.45%, 2/13/23	245	241
		26,178
Industrials (18.1%)
21st Century Fox America, Inc.
4.75%, 9/15/44 (b)	275	277
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (b)	580	595
Albea Beauty Holdings SA
8.38%, 11/1/19 (b)	400	429
Altria Group, Inc.,
2.85%, 8/9/22	25	24

5.38%, 1/31/44	260	278
American Gilsonite Co.
11.50%, 9/1/17 (b)	100	108
Amgen, Inc.
5.15%, 11/15/41	174	184
Anadarko Petroleum Corp.
6.45%, 9/15/36	225	275
Anheuser-Busch InBev Finance, Inc.
3.70%, 2/1/24 (e)	425	428
Anheuser-Busch InBev Worldwide, Inc.
4.13%, 1/15/15	30	30
Apple, Inc.,
2.40%, 5/3/23	265	251
4.45%, 5/6/44	250	256
AT&T, Inc.
6.30%, 1/15/38	305	362
Baidu, Inc.
2.75%, 6/9/19	450	448
Barrick Gold Corp.
4.10%, 5/1/23 (e)	235	226
BHP Billiton Finance USA Ltd.
3.85%, 9/30/23	350	365
Bombardier, Inc.
6.13%, 1/15/23 (b)(e)	404	407
BP Capital Markets PLC
3.25%, 5/6/22	425	423
Caterpillar, Inc.
3.40%, 5/15/24 (e)	550	556
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 4/15/23	275	271
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.38%, 9/15/20 (b)	100	103
CEVA Group PLC
7.00%, 3/1/21 (b)(e)	335	337
Chrysler Group LLC/CG Co-Issuer, Inc.
8.00%, 6/15/19	350	373
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23	420	391
Coca-Cola Co.
3.20%, 11/1/23	350	351
Continental Airlines Pass-Thru Certificates
6.13%, 4/29/18	150	159
Continental Resources, Inc.
4.90%, 6/1/44 (e)	450	440
CRH America, Inc.
6.00%, 9/30/16	405	443
Crown Castle International Corp.
5.25%, 1/15/23	280	279
CSC Holdings LLC
5.25%, 6/1/24 (b)(e)	405	390
Daimler Finance North America LLC
2.25%, 7/31/19 (b)	465	462
Devon Energy Corp.
3.25%, 5/15/22	250	249
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22	150	153
DryShips, Inc.
5.00%, 12/1/14	100	99
eBay, Inc.
2.88%, 8/1/21 (e)	450	441
Eldorado Gold Corp.
6.13%, 12/15/20 (b)(e)	295	294

EMC Corp.
3.38%, 6/1/23	190	187
Eni SpA,
Series GALP
0.25%, 11/30/15	200	256
Ensco PLC
5.75%, 10/1/44	200	203
Exide Technologies
8.63%, 2/1/18 (g)(h)	159	43
Experian Finance PLC
2.38%, 6/15/17 (b)	495	504
Ford Motor Credit Co., LLC
5.00%, 5/15/18	400	437
Freeport-McMoRan, Inc.
3.88%, 3/15/23	150	148
General Motors Financial Co., Inc.
4.38%, 9/25/21 (e)	375	384
Gilead Sciences, Inc.
4.80%, 4/1/44	275	290
GlaxoSmithKline Capital PLC
2.85%, 5/8/22	326	320
Glencore Funding LLC
4.13%, 5/30/23 (b)(e)	370	367
Goldcorp, Inc.
3.70%, 3/15/23	595	584
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	290	339
HCA, Inc.
4.75%, 5/1/23 (e)	340	333
Heathrow Funding Ltd.
4.88%, 7/15/21 (b)(e)	435	481
Hewlett-Packard Co.,
3.75%, 12/1/20	250	259
4.65%, 12/9/21	155	168
Home Depot, Inc.
5.88%, 12/16/36	350	432
Illumina, Inc.
0.00%, 6/15/19 (b)	332	342
Infor US, Inc.
9.38%, 4/1/19	150	163
Intel Corp.,
2.70%, 12/15/22	300	292
2.95%, 12/15/35	313	399
International Business Machines Corp.
1.88%, 5/15/19 (e)	450	446
Johnson Controls, Inc.,
3.63%, 7/2/24	85	84
4.95%, 7/2/64	150	147
Kraft Foods Group, Inc.
5.38%, 2/10/20	26	29
Liberty Media Corp.
1.38%, 10/15/23 (b)(e)	345	339
LVMH Moet Hennessy Louis Vuitton SA
1.63%, 6/29/17 (b)	75	75
McKesson Corp.
4.88%, 3/15/44	200	207
MDC Partners, Inc.
6.75%, 4/1/20 (b)	325	336
Medtronic, Inc.
3.63%, 3/15/24	340	348
Merck & Co., Inc.
2.80%, 5/18/23	300	292

Motorola Solutions, Inc.
4.00%, 9/1/24	275	269
NBC Universal Media LLC
5.95%, 4/1/41	150	184
NBCUniversal Enterprise, Inc.
1.97%, 4/15/19 (b)	100	99
NetApp, Inc.
2.00%, 12/15/17	150	151
Novartis Capital Corp.
3.40%, 5/6/24	520	529
Nuance Communications, Inc.
2.75%, 11/1/31	253	251
NVIDIA Corp.
1.00%, 12/1/18 (b)	350	385
Omega Healthcare Investors, Inc.
4.95%, 4/1/24 (b)	225	230
ON Semiconductor Corp.,
Series B
2.63%, 12/15/26 (e)	227	256
Ooredoo International Finance Ltd.
3.25%, 2/21/23 (b)	350	333
Orange SA
9.00%, 3/1/31	15	22
Packaging Corp. of America
4.50%, 11/1/23	260	275
PepsiCo, Inc.
3.60%, 3/1/24	425	436
PetroQuest Energy, Inc.
10.00%, 9/1/17	100	105
Philip Morris International, Inc.
2.50%, 8/22/22	365	349
QVC, Inc.
4.38%, 3/15/23	325	325
Resort at Summerlin LP,
Series B
13.00%, 12/15/07 (g)(h)(i)(j)(k)	299	—
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
9.50%, 6/15/19 (b)	109	117
Rowan Cos., Inc.
5.85%, 1/15/44 (e)	150	148
RR Donnelley & Sons Co.
7.88%, 3/15/21 (e)	300	331
RSI Home Products, Inc.
6.88%, 3/1/18 (b)	100	105
SanDisk Corp.
0.50%, 10/15/20 (b)	350	421
Schlumberger Norge AS
1.25%, 8/1/17 (b)	225	225
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 5/17/22 (b)(e)	400	403
SK Telecom Co., Ltd.
2.13%, 5/1/18 (b)	200	199
Spectra Energy Capital LLC
3.30%, 3/15/23	450	430
Target Corp.
3.50%, 7/1/24	300	301
Telefonica Europe BV
8.25%, 9/15/30	45	61
Tiffany & Co.
4.90%, 10/1/44 (b)	75	75
Time Warner Cable, Inc.
4.50%, 9/15/42 (e)	450	446

Total Capital International SA
2.88%, 2/17/22	50	50
Transocean, Inc.
6.38%, 12/15/21	250	266
Tyson Foods, Inc.
3.95%, 8/15/24	465	467
United Airlines Pass-Through Trust,
Series A
3.75%, 3/3/28	300	304
4.00%, 10/11/27 (e)	600	603
United Technologies Corp.
4.50%, 6/1/42	100	105
Vale Overseas Ltd.,
5.63%, 9/15/19	50	56
6.88%, 11/10/39	5	6
Verizon Communications, Inc.,
5.01%, 8/21/54 (b)	434	438
6.55%, 9/15/43	433	542
Volkswagen International Finance N.V.
2.38%, 3/22/17 (b)	360	370
Wal-Mart Stores, Inc.
5.25%, 9/1/35	35	41
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	290	300
Yahoo!, Inc.
0.00%, 12/1/18 (b)(e)	425	444
Zimmer Holdings, Inc.
5.75%, 11/30/39	190	223
		32,067
Utilities (2.4%)
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 5/15/23	425	438
Boston Gas Co.
4.49%, 2/15/42 (b)(e)	275	284
CEZ AS
4.25%, 4/3/22 (b)	210	223
CMS Energy Corp.
5.05%, 3/15/22	50	56
DCP Midstream Operating LP
3.88%, 3/15/23	300	301
Enel Finance International N.V.
5.13%, 10/7/19 (b)	100	110
EnLink Midstream Partners LP
2.70%, 4/1/19	375	378
Exelon Generation Co., LLC
6.25%, 10/1/39	375	438
Jersey Central Power & Light Co.
4.70%, 4/1/24 (b)	575	611
Kinder Morgan Energy Partners LP
3.50%, 9/1/23	275	262
Kinder Morgan, Inc.
5.63%, 11/15/23 (b)	250	267
PPL WEM Holdings Ltd.
3.90%, 5/1/16 (b)	460	479
State Grid Overseas Investment 2013 Ltd.
3.13%, 5/22/23 (b)	410	393

TransAlta Corp.
4.50%, 11/15/22	50	50
		4,290
		62,535
Mortgages - Other (9.3%)
Alternative Loan Trust,
5.50%, 2/25/36 — 5/25/36	106	98
6.00%, 4/25/36 — 7/25/37	769	661
PAC
5.50%, 2/25/36	9	8
6.00%, 4/25/36	33	29
Banc of America Alternative Loan Trust,
0.80%, 7/25/46 (c)	433	295
5.50%, 10/25/35	1,936	1,809
5.86%, 10/25/36	589	402
5.91%, 10/25/36 (c)	1,193	814
6.00%, 4/25/36	441	456
Banc of America Funding Trust,
0.52%, 8/25/36 (c)	50	43
6.00%, 7/25/37	42	33
Chase Mortgage Finance Trust
6.00%, 10/25/36	476	425
Chaseflex Trust
6.00%, 2/25/37	705	604
First Horizon Alternative Mortgage Securities Trust,
6.00%, 8/25/36	26	23
6.25%, 8/25/36	371	310
Freddie Mac Structured Agency Credit Risk Debt Notes
3.90%, 9/25/24 (c)	317	311
GS Mortgage Securities Trust
0.90%, 9/10/49	5,420	340
GSMSC Pass-Through Trust
7.50%, 9/25/36 (b)(c)	511	446
GSR Mortgage Loan Trust
5.75%, 1/25/37	477	472
Harborview Mortgage Loan Trust
0.34%, 1/19/38 (c)	304	262
Impac CMB Trust
0.89%, 4/25/35 (c)	323	250
IndyMac Index Mortgage Loan Trust
2.38%, 11/25/35 (c)	643	550
JP Morgan Alternative Loan Trust,
6.00%, 12/25/35 — 8/25/36	269	251
JP Morgan Mortgage Trust,
2.67%, 6/25/37 (c)	149	137
6.00%, 6/25/37	181	173
Lehman Mortgage Trust,
5.50%, 11/25/35 — 2/25/36	842	839
6.50%, 9/25/37	1,550	1,385
Luminent Mortgage Trust
0.32%, 10/25/46 (c)	50	22
RALI Trust,
0.33%, 12/25/36 (c)	420	316
0.34%, 12/25/36 (c)	869	655
0.65%, 3/25/35 (c)	619	470
5.50%, 12/25/34	1,210	1,232
6.00%, 4/25/36 — 1/25/37	582	472
PAC
6.00%, 4/25/36	35	31

Residential Asset Securitization Trust
6.00%, 7/25/36		60	53
Springleaf Mortgage Loan Trust
3.56%, 12/25/59 (b)(c)		650	662
Structured Asset Mortgage Investments II Trust
0.38%, 8/25/36 (c)		558	123
Washington Mutual Mortgage Pass-Through Certificates Trust,
0.89%, 4/25/47 (c)		544	445
1.10%, 7/25/46 (c)		716	621
			16,528
Municipal Bonds (1.0%)
City of Chicago, IL,
O’Hare International Airport Revenue
6.40%, 1/1/40		115	145
City of New York, NY,
Series G-1
5.97%, 3/1/36		245	300
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34		705	878
Municipal Electric Authority of Georgia
6.66%, 4/1/57		435	537
			1,860
Sovereign (5.7%)
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 7/12/20 (b)		400	428
6.37%, 6/16/18 (b)		200	220
Brazilian Government International Bond,
4.25%, 1/7/25		200	198
5.00%, 1/27/45		405	383
5.63%, 1/7/41 (e)		218	226
Hellenic Republic Government Bond,
2.00%, 2/24/25(l)	EUR	845	801
3.38%, 7/17/17 (b)		660	819
Hungary Government International Bond
5.38%, 3/25/24		$182	193
KazMunayGas National Co., JSC,
6.38%, 4/9/21 (b)		600	650
9.13%, 7/2/18 (b)		100	117
Mexico Government International Bond
3.63%, 3/15/22		866	882
Peruvian Government International Bond,
7.13%, 3/30/19		40	48
7.35%, 7/21/25 (e)		10	13
8.75%, 11/21/33		16	24
Petroleos Mexicanos,
4.88%, 1/24/22		730	777
5.50%, 1/21/21		60	66
6.63%, 6/15/35 — 6/15/38		58	67
8.00%, 5/3/19		15	18
Poland Government International Bond
5.00%, 3/23/22		780	859
Portugal Obrigacoes do Tesouro OT,
3.88%, 2/15/30 (b)	EUR	260	333
4.10%, 4/15/37 (b)		$1,830	2,344
Spain Government International Bond
4.00%, 3/6/18 (b)		500	534
Turkey Government International Bond,
6.75%, 4/3/18		100	111

6.88%, 3/17/36	17	20
8.00%, 2/14/34	15	19
11.88%, 1/15/30	19	32
		10,182
U.S. Agency Security (1.8%)
Federal Home Loan Mortgage Corporation
1.25%, 10/2/19	3,200	3,110

U.S. Treasury Securities (10.0%)
U.S. Treasury Bonds,
2.75%, 11/15/42	4,350	3,981
3.13%, 2/15/43 (e)	850	838
U.S. Treasury Notes,
0.63%, 5/31/17	8,475	8,403
0.75%, 6/30/17	4,500	4,470
		17,692
Total Fixed Income Securities (Cost $169,467)		174,167

	Shares	Value (000)
Short-Term Investments (22.4%)
Securities held as Collateral on Loaned Securities (5.1%)
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (m)	7,318,851	7,319

	Face Amount (000)
Repurchase Agreement (1.0%)
Merrill Lynch & Co., Inc., (Zero Coupon, dated 9/30/14, due 10/1/14; proceeds $1,735; fully collateralized by various U.S. Government agency securities; 3.00% - 7.00% due 9/15/31 - 9/15/44; valued at $1,770)	$1,735	1,735
Total Securities held as Collateral on Loaned Securities (Cost $9,054)		9,054

	Shares
Investment Company (17.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (m) (Cost $30,070)	30,069,859	30,070

	Face Amount (000)	Value (000)
U.S. Treasury Securities (0.3%)
U.S. Treasury Bills,
0.03%, 2/12/15 (n)(o)	$55	55
0.04%, 2/12/15 (n)(o)	395	395
0.05%, 2/12/15 (n)(o)	163	163
Total U.S. Treasury Securities (Cost $613)		613
Total Short-Term Investments (Cost $39,737)		39,737
Total Investments (120.7%) (Cost $209,204) Including $11,108 of Securities Loaned (p)+		213,904
Liabilities in Excess of Other Assets (-20.7%)		(36,645)
Net Assets (100.0%)		$177,259

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2014.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2014.
(e)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2014 were approximately $11,108,000 and $11,357,000, respectively. The Portfolio received cash collateral of approximately $9,427,000, of which $9,054,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2014, there was uninvested cash collateral of approximately $373,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $1,930,000 was received in the form of U.S. Government agency securities, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2014.

(g)	Issuer in bankruptcy.
(h)	Non-income producing security; bond in default.
(i)	Security has been deemed illiquid at September 30, 2014.
(j)

At September 30, 2014, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(k)	Acquired through exchange offer.
(l)	Multi-step coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2014. Maturity date disclosed is the ultimate maturity date.
(m)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduced by approximately $19,000 relating to the Portfolio’s investment in the Liquidity Funds.

(n)	Rate shown is the yield to maturity at September 30, 2014.
(o)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(p)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
+

At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $209,204,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $4,700,000 of which approximately $6,274,000 related to appreciated securities and approximately $1,574,000 related to depreciated securities.

IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at September 30, 2014:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Citibank NA	CAD	2,786	$2,488	10/3/14	USD	2,568	$2,568	$80
Citibank NA	MXN	92	7	10/3/14	USD	7	7	—	@
Deutsche Bank AG	USD	889	889	10/3/14	NOK	5,500	857	(32)
Deutsche Bank AG	USD	1	1	10/3/14	NOK	9	1	—	@
HSBC Bank PLC	AUD	968	848	10/3/14	USD	880	880	32
HSBC Bank PLC	EUR	259	327	10/3/14	USD	335	335	8
HSBC Bank PLC	EUR	687	867	10/3/14	USD	876	876	9
HSBC Bank PLC	JPY	94,393	861	10/3/14	USD	883	883	22
HSBC Bank PLC	NOK	5,509	857	10/3/14	USD	865	865	8
HSBC Bank PLC	NZD	3,170	2,475	10/3/14	USD	2,647	2,647	172
HSBC Bank PLC	SEK	6,279	870	10/3/14	USD	883	883	13
HSBC Bank PLC	USD	864	864	10/3/14	CAD	952	849	(15)
HSBC Bank PLC	USD	1,719	1,719	10/3/14	EUR	1,329	1,679	(40)
HSBC Bank PLC	USD	6,399	6,399	10/3/14	EUR	5,068	6,401	2
HSBC Bank PLC	USD	861	861	10/3/14	JPY	94,393	861	(—	@)
HSBC Bank PLC	USD	2,582	2,582	10/3/14	NZD	3,166	2,471	(111)
HSBC Bank PLC	USD	870	870	10/3/14	SEK	6,279	870	(—	@)
JPMorgan Chase Bank NA	USD	1,690	1,690	10/3/14	AUD	1,933	1,692	2
JPMorgan Chase Bank NA	USD	7	7	10/3/14	MXN	92	7	(—	@)
UBS AG	AUD	965	845	10/3/14	USD	900	900	55
UBS AG	CHF	10	10	10/3/14	USD	10	10	(—	@)
UBS AG	EUR	5,452	6,886	10/3/14	USD	7,188	7,188	302
UBS AG	USD	1,637	1,637	10/3/14	CAD	1,834	1,638	1
UBS AG	USD	11	11	10/3/14	CHF	10	11	(—	@)
UBS AG	USD	3	3	10/3/14	NZD	4	3	(—	@)
Deutsche Bank AG	CAD	113	101	11/5/14	USD	101	101	—	@
Deutsche Bank AG	NOK	9	1	11/5/14	USD	1	1	—	@
HSBC Bank PLC	EUR	5,068	6,402	11/5/14	USD	6,400	6,400	(2)
HSBC Bank PLC	JPY	94,393	861	11/5/14	USD	861	861	—	@
HSBC Bank PLC	SEK	6,279	870	11/5/14	USD	870	870	—	@
JPMorgan Chase Bank NA	AUD	1,933	1,688	11/5/14	USD	1,686	1,686	(2)
JPMorgan Chase Bank NA	MXN	92	7	11/5/14	USD	7	7	—	@
UBS AG	CAD	1,834	1,637	11/5/14	USD	1,636	1,636	(1)
UBS AG	NZD	4	3	11/5/14	USD	3	3	—	@
UBS AG	USD	10	11	11/5/14	CHF	10	10	(1)
			$46,455				$46,957	$502

Futures Contracts:

The Portfolio had the following futures contracts open at September 30, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	282	$61,714	Dec-14	$(23)
U.S. Treasury 5 yr. Note	91	10,761	Dec-14	(14)
U.S. Treasury Long Bond	18	2,482	Dec-14	(33)
U.S. Treasury Ultra Long Bond	27	4,118	Dec-14	(61)
Short:
U.S. Treasury 10 yr. Note	215	(26,798)	Dec-14	170
				$39

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at September 30, 2014:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC
Yum! Brands, Inc.	Buy	$900	1.00%	12/20/18	$(16)	$(5)	$(21)	BBB
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	895	1.00	3/20/19	17	(16)	1	BBB+
Morgan Stanley & Co., LLC *
CDX.NA.IG.22	Buy	4,175	1.00	6/20/19	(85)	17	(68)	NR
Morgan Stanley & Co., LLC *
CDX.NA.IG.22	Buy	3,475	1.00	6/20/19	(71)	14	(57)	NR
		$9,445			$(155)	$10	$(145)

Interest Rate Swap Agreements:
The Portfolio had the following interest rate swap agreements open at September 30, 2014:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (000)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.14%	7/23/17	$9,023	$6
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.06	8/21/17	18,700	86
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.18	9/4/17	6,000	12
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.17	9/5/17	10,800	25
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.18	9/5/17	1,650	3
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.19	9/10/17	5,400	11
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.71	8/21/19	6,201	51
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.81	9/4/19	1,850	8
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.80	9/5/19	3,251	16
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.82	9/5/19	500	2
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.85	9/10/19	1,566	5
						$225

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker for which is Morgan Stanley & Co., LLC.
LIBOR		London Interbank Offered Rate.
NR		Not Rated.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
USD	—	United States Dollar

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (96.9%)
Argentina (1.4%)
Sovereign (1.4%)
Republic of Argentina,
2.50%, 12/31/38 (a)	$2,400	$1,302
8.28%, 12/31/33 (b)(c)(d)	3,085	2,668
		3,970
Brazil (8.7%)
Corporate Bonds (5.2%)
Banco do Brasil SA,
9.00%, 6/18/24 (e)(f)(g)	2,870	2,799
Banco Safra SA,
6.75%, 1/27/21	870	976
6.75%, 1/27/21 (d)(f)	1,280	1,436
BRF SA,
4.75%, 5/22/24 (d)(f)	2,030	2,005
CIMPOR Financial Operations BV,
5.75%, 7/17/24 (f)	1,458	1,414
Minerva Luxembourg SA,
8.75%, 4/3/19 (d)(e)(f)(g)	1,400	1,431
Odebrecht Offshore Drilling Finance Ltd.,
6.63%, 10/1/23 (f)	703	727
6.75%, 10/1/22 (f)	3,900	4,057
		14,845
Sovereign (3.5%)
Banco Nacional de Desenvolvimento Economico e Social,
5.50%, 7/12/20	2,930	3,131
Brazil Minas SPE via State of Minas Gerais,
5.33%, 2/15/28 (f)	4,150	4,119
Brazilian Government International Bond,
5.00%, 1/27/45	3,059	2,891
		10,141
		24,986
Chile (3.1%)
Corporate Bonds (0.7%)
Colbun SA,
4.50%, 7/10/24 (d)(f)	1,530	1,522
GNL Quintero SA,
4.63%, 7/31/29 (f)	574	573
		2,095
Sovereign (2.4%)
Empresa Nacional del Petroleo,
4.75%, 12/6/21	3,600	3,740
5.25%, 8/10/20	3,000	3,218
		6,958
		9,053

China (3.5%)
Corporate Bond (0.3%)
Baidu, Inc.,
2.75%, 6/9/19	850	846

Sovereign (3.2%)
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	8,770	9,066
		9,912
Colombia (3.0%)
Corporate Bonds (1.2%)
Ecopetrol SA,
5.88%, 5/28/45	628	639
Pacific Rubiales Energy Corp.,
5.13%, 3/28/23 (d)	690	662
5.38%, 1/26/19 (f)	2,150	2,188
		3,489
Sovereign (1.8%)
Colombia Government International Bond,
4.38%, 7/12/21	1,500	1,590
7.38%, 3/18/19	1,040	1,245
11.75%, 2/25/20	1,550	2,209
		5,044
		8,533
Croatia (2.1%)
Sovereign (2.1%)
Croatia Government International Bond,
5.50%, 4/4/23 (d)	1,620	1,677
6.00%, 1/26/24 (f)	4,090	4,381
		6,058
Dominican Republic (0.3%)
Sovereign (0.3%)
Dominican Republic International Bond,
7.45%, 4/30/44 (f)	739	798

El Salvador (0.4%)
Sovereign (0.4%)
El Salvador Government International Bond,
6.38%, 1/18/27 (d)(f)	1,130	1,136

Honduras (0.5%)
Sovereign (0.5%)
Republic of Honduras,
8.75%, 12/16/20	1,160	1,322

Hungary (3.7%)
Sovereign (3.7%)
Hungary Government International Bond,
5.38%, 3/25/24	2,502	2,646
5.75%, 11/22/23	6,140	6,685
6.38%, 3/29/21	1,110	1,251
		10,582

India (0.3%)
Corporate Bond (0.3%)
Vedanta Resources PLC,
7.13%, 5/31/23 (f)	780	802

Indonesia (8.6%)
Sovereign (8.6%)
Indonesia Government International Bond,
5.88%, 1/15/24 (f)	2,530	2,796
7.75%, 1/17/38	2,925	3,730
Majapahit Holding BV,
7.75%, 1/20/20	4,400	5,115
Pertamina Persero PT,
4.30%, 5/20/23	2,000	1,905
4.88%, 5/3/22	3,530	3,542
5.25%, 5/23/21	200	208
6.45%, 5/30/44 (f)	1,870	1,893
Perusahaan Listrik Negara PT,
5.50%, 11/22/21 (d)	5,320	5,573
		24,762
Iraq (0.4%)
Sovereign (0.4%)
Republic of Iraq,
5.80%, 1/15/28	1,250	1,128

Ivory Coast (1.1%)
Sovereign (1.1%)
Ivory Coast Government International Bond,
5.38%, 7/23/24 (f)	1,480	1,419
5.75%, 12/31/32	1,830	1,754
		3,173
Jamaica (0.5%)
Sovereign (0.5%)
Jamaica Government International Bond,
7.63%, 7/9/25	1,420	1,519

Kazakhstan (4.0%)
Sovereign (4.0%)
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22 (d)(f)	2,450	2,328
5.50%, 12/20/15	210	218
Intergas Finance BV,
6.38%, 5/14/17	200	213
KazAgro National Management Holding JSC,
4.63%, 5/24/23 (f)	3,370	3,211
KazMunayGas National Co., JSC,
6.38%, 4/9/21 (f)	1,390	1,505
9.13%, 7/2/18 (f)	360	423
9.13%, 7/2/18	3,030	3,556
		11,454
Kenya (0.7%)
Sovereign (0.7%)
Kenya Government International Bond,
6.88%, 6/24/24 (f)	1,830	1,930

Lithuania (1.3%)
Sovereign (1.3%)
Lithuania Government International Bond,
6.63%, 2/1/22	2,310	2,758
7.38%, 2/11/20	925	1,119
		3,877
Mexico (13.7%)
Corporate Bonds (3.7%)
Alfa SAB de CV,
5.25%, 3/25/24 (d)(f)	2,162	2,311
Cemex SAB de CV,
5.70%, 1/11/25 (f)	2,000	1,932
Fermaca Enterprises S de RL de CV,
6.38%, 3/30/38 (f)	2,634	2,772
Tenedora Nemak SA de CV,
5.50%, 2/28/23 (f)	1,560	1,607
5.50%, 2/28/23	2,000	2,060
		10,682
Sovereign (10.0%)
Mexico Government International Bond,
3.63%, 3/15/22	1,730	1,763
4.00%, 10/2/23	2,500	2,587
6.05%, 1/11/40	2,312	2,740
6.75%, 9/27/34	1,109	1,414
Petroleos Mexicanos,
4.88%, 1/24/22	3,560	3,791
5.50%, 1/21/21	5,270	5,826
6.38%, 1/23/45 (f)	2,860	3,241
6.50%, 6/2/41	2,330	2,707
6.63%, 6/15/38	1,176	1,367
8.00%, 5/3/19	1,176	1,434
8.63%, 12/1/23	1,350	1,700
		28,570
		39,252
Mozambique (0.4%)
Sovereign (0.4%)
EMATUM Via Mozambique EMATUM Finance 2020 BV,
6.31%, 9/11/20 (d)	1,100	1,110

Nigeria (0.5%)
Sovereign (0.5%)
Nigeria Government International Bond,
6.38%, 7/12/23 (d)	1,280	1,378

Panama (2.2%)
Sovereign (2.2%)
Panama Government International Bond,
4.00%, 9/22/24 (d)	1,594	1,598
5.20%, 1/30/20	2,680	2,961
8.88%, 9/30/27	1,183	1,695
		6,254

Paraguay (0.6%)
Sovereign (0.6%)
Republic of Paraguay,
6.10%, 8/11/44 (f)	1,580	1,675

Peru (2.3%)
Corporate Bonds (1.0%)
Banco de Credito del Peru,
6.13%, 4/24/27 (d)(f)(g)	2,280	2,445
BBVA Banco Continental SA,
5.25%, 9/22/29 (d)(f)(g)	500	504
		2,949
Sovereign (1.3%)
Fondo MIVIVIENDA SA,
3.50%, 1/31/23 (d)(f)	707	672
Corp. Financiera de Desarrollo SA,
5.25%, 7/15/29 (d)(f)(g)	698	710
Peruvian Government International Bond,
6.55%, 3/14/37 (d)	1,800	2,277
		3,659
		6,608
Philippines (4.3%)
Sovereign (4.3%)
Philippine Government International Bond,
4.00%, 1/15/21	4,632	4,893
8.38%, 6/17/19	547	687
9.50%, 2/2/30	4,391	6,866
		12,446
Poland (2.2%)
Sovereign (2.2%)
Poland Government International Bond,
3.00%, 3/17/23 (d)	5,450	5,283
4.00%, 1/22/24	650	671
5.00%, 3/23/22	250	276
		6,230
Romania (0.7%)
Sovereign (0.7%)
Romanian Government International Bond,
4.38%, 8/22/23 (f)	1,465	1,505
6.75%, 2/7/22	530	629
		2,134
Russia (8.3%)
Sovereign (8.3%)
Russian Foreign Bond - Eurobond,
5.63%, 4/4/42	4,600	4,611
7.50%, 3/31/30 (f)	84	94
7.50%, 3/31/30	16,867	18,938
		23,643

Serbia (0.9%)
Sovereign (0.9%)
Republic of Serbia,
4.88%, 2/25/20	850	849
7.25%, 9/28/21	1,500	1,679
		2,528
South Africa (2.4%)
Sovereign (2.4%)
Eskom Holdings SOC Ltd.,
5.75%, 1/26/21 (f)	3,278	3,320
South Africa Government International Bond,
5.88%, 9/16/25 (d)	2,360	2,603
Transnet SOC Ltd.,
4.00%, 7/26/22 (d)(f)	950	899
		6,822
Sri Lanka (0.4%)
Sovereign (0.4%)
Sri Lanka Government International Bond,
5.88%, 7/25/22 (f)	580	603
6.25%, 10/4/20	139	148
6.25%, 10/4/20 (f)	510	545
		1,296
Turkey (4.9%)
Sovereign (4.9%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (f)	3,210	3,410
Turkey Government International Bond,
3.25%, 3/23/23	740	669
5.63%, 3/30/21	8,000	8,540
6.88%, 3/17/36	1,200	1,380
		13,999
Ukraine (0.5%)
Sovereign (0.5%)
Ukraine Government International Bond,
7.50%, 4/17/23	520	439
7.75%, 9/23/20	950	818
7.80%, 11/28/22	230	199
		1,456
Venezuela (9.0%)
Sovereign (9.0%)
Bolivarian Republic of Venezuela,
9.25%, 5/7/28	560	371
Petroleos de Venezuela SA,
5.25%, 4/12/17	4,620	3,234
6.00%, 11/15/26	25,290	13,277
8.50%, 11/2/17 (d)	1,655	1,307
9.00%, 11/17/21	3,400	2,287
Venezuela Government International Bond,
6.00%, 12/9/20	880	548
9.00%, 5/7/23	2,030	1,380
11.75%, 10/21/26 (d)	4,250	3,307
		25,711
Total Fixed Income Securities (Cost $274,283)		277,537

	No. of Warrants
Warrants (0.1%)
Nigeria (0.1%)
Central Bank of Nigeria, expires 11/15/20 (g)(h)	750	119

Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (g)(h)	3,750	85
Total Warrants (Cost $—)		204

Shares
Short-Term Investments (9.9%)
Securities held as Collateral on Loaned Securities (9.2%)
Investment Company (7.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i)	21,308,153	21,308

	Face Amount (000)
Repurchase Agreement (1.8%)
Merrill Lynch & Co., Inc., (Zero Coupon, dated 9/30/14, due 10/1/14; proceeds $5,052; fully collateralized by various U.S. Government agency securities; 3.00% - 7.00% due 9/15/31 - 9/15/44; valued at $5,153)	$5,052	5,052
Total Securities held as Collateral on Loaned Securities (Cost $26,360)		26,360

	Shares
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i) (Cost $1,998)	1,998,462	1,998
Total Short-Term Investments (Cost $28,358)		28,358
Total Investments (106.9%) (Cost $302,641) Including $29,403 of Securities Loaned (j)+		306,099
Liabilities in Excess of Other Assets (-6.9%)		(19,639)
Net Assets		$286,460

(a)	Multi-step coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2014. Maturity date disclosed is the ultimate maturity date.
(b)	Issuer in bankruptcy.
(c)	Non-income producing security; bond in default.

(d)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2014 were approximately $29,403,000 and $30,203,000, respectively. The Portfolio received cash collateral of approximately $27,447,000, of which $26,360,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2014, there was uninvested cash collateral of approximately $1,087,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $2,756,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(e)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2014.

(f)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(g)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2014.
(h)	Security has been deemed illiquid at September 30, 2014.
(i)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduced by approximately $7,000 relating to the Portfolio’s investment in the Liquidity Funds.

(j)	Securities are available for collateral in connection with an open futures contract.
+

At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $302,641,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $3,458,000 of which approximately $10,189,000 related to appreciated securities and approximately $6,731,000 related to depreciated securities.

Futures Contract:
The Portfolio had the following futures contract open at September 30, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (000)
Short:
U.S. Treasury 5 yr. Note	130	$(15,374)	Dec-14	$56

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (98.7%)
Argentina (0.6%)
YPF SA ADR	56,832	$2,102

Austria (2.2%)
Erste Group Bank AG	181,187	4,150
Raiffeisen Bank International AG	48,037	1,045
Vienna Insurance Group AG Wiener Versicherung Gruppe	74,684	3,373
		8,568
Brazil (8.3%)
Banco Bradesco SA (Preference)	338,524	4,818
BRF SA	355,135	8,450
CCR SA	312,231	2,140
Itau Unibanco Holding SA (Preference)	357,530	4,947
Petroleo Brasileiro SA	355,412	2,505
Petroleo Brasileiro SA (Preference)	445,505	3,292
Petroleo Brasileiro SA ADR	48,037	682
Petroleo Brasileiro SA Sponsored ADR	80,769	1,203
Raia Drogasil SA	184,753	1,581
Ultrapar Participacoes SA	99,630	2,109
		31,727
Chile (0.5%)
SACI Falabella	278,338	2,096

China (13.5%)
Bank of China Ltd. H Shares (a)	18,931,000	8,485
Beijing Enterprises Holdings Ltd. (a)	163,000	1,397
China Construction Bank Corp. H Shares (a)	6,616,230	4,635
China Life Insurance Co., Ltd. H Shares (a)	599,000	1,663
China Mengniu Dairy Co., Ltd. (a)	572,000	2,357
China Mobile Ltd. (a)	475,000	5,490
China Oilfield Services Ltd. H Shares (a)	1,514,000	3,997
China Overseas Land & Investment Ltd. (a)	600,000	1,544
Chongqing Changan Automobile Co., Ltd. B Shares	261,300	561
CSPC Pharmaceutical Group Ltd. (a)	1,028,000	851
Huadian Power International Corp. Ltd. H Shares (a)(b)	1,324,000	933
JD.com, Inc. ADR (b)(c)	44,194	1,141
Phoenix Healthcare Group Co., Ltd. (a)	113,500	180
Ping An Insurance Group Co of China Ltd. H Shares (a)	285,000	2,140
Qihoo 360 Technology Co., Ltd. ADR (c)	11,562	780
Sihuan Pharmaceutical Holdings Group Ltd. (a)	2,392,000	1,793
TAL Education Group ADR (b)(c)	37,759	1,319
Tencent Holdings Ltd. (a)	629,800	9,368
Tsingtao Brewery Co., Ltd. H Shares (a)	222,000	1,581
Uni-President China Holdings Ltd. (a)	1,520,399	1,520
		51,735
Colombia (2.8%)
Bancolombia SA (Preference)	119,585	1,693
Bancolombia SA ADR	6,019	341
Cementos Argos SA	214,315	1,143
Cemex Latam Holdings SA (c)	228,950	2,035
Grupo Aval Acciones y Valores ADR (b)(c)	203,290	2,755
Grupo de Inversiones Suramericana SA	73,156	1,468

Grupo de Inversiones Suramericana SA (Preference)	68,500	1,370
		10,805
Czech Republic (1.1%)
Komercni Banka AS	16,902	4,022

Hong Kong (1.2%)
Samsonite International SA	1,476,000	4,752

India (9.1%)
Ashok Leyland Ltd. (c)	4,300,387	2,865
Bharat Petroleum Corp. Ltd.	240,580	2,553
Glenmark Pharmaceuticals Ltd.	195,078	2,280
HDFC Bank Ltd.	252,133	3,767
Hero MotoCorp Ltd.	59,444	2,733
ICICI Bank Ltd.	154,945	3,597
Idea Cellular Ltd.	600,415	1,615
IndusInd Bank Ltd.	286,307	2,925
ITC Ltd.	500,142	2,998
Oil & Natural Gas Corp. Ltd.	544,015	3,599
Shree Cement Ltd.	17,163	2,334
Tata Consultancy Services Ltd.	78,492	3,478
Zee Entertainment Enterprises Ltd.	29,886	152
		34,896
Indonesia (1.2%)
Kalbe Farma Tbk PT	13,864,700	1,934
Matahari Department Store Tbk PT	1,743,500	2,322
XL Axiata Tbk PT	868,900	442
		4,698
Korea, Republic of (14.6%)
Cosmax, Inc. (c)	13,076	1,611
Coway Co., Ltd.	39,416	3,149
Hana Financial Group, Inc.	81,798	2,984
Hotel Shilla Co., Ltd.	22,608	2,560
Hyundai Department Store Co., Ltd.	7,479	1,138
Hyundai Engineering & Construction Co., Ltd.	46,138	2,636
Hyundai Glovis Co., Ltd.	7,710	2,353
Hyundai Mipo Dockyard Co., Ltd.	5,987	703
Hyundai Motor Co.	15,613	2,819
KB Financial Group, Inc.	58,276	2,129
Kia Motors Corp.	21,747	1,107
Korean Air Lines Co., Ltd. (c)	20,989	716
NAVER Corp.	5,110	3,908
NCSoft Corp.	11,348	1,446
Nexon Co., Ltd.	110,900	915
Orion Corp. (b)	1,677	1,391
Paradise Co., Ltd.	50,860	1,665
Samsung Electronics Co., Ltd.	6,205	6,962
Samsung Electronics Co., Ltd. (Preference)	924	786
Samsung Life Insurance Co., Ltd.	19,728	1,982
Seoul Semiconductor Co., Ltd. (b)	69,715	1,582
Shinhan Financial Group Co., Ltd.	79,519	3,662
SK Hynix, Inc. (c)	116,084	5,143
SK Telecom Co., Ltd.	8,626	2,371
		55,718

Laos (0.2%)
Kolao Holdings (b)	50,176	799

Malaysia (2.4%)
Astro Malaysia Holdings Bhd	1,827,300	1,866
CIMB Group Holdings Bhd	1,379,848	2,957
IHH Healthcare Bhd	1,076,400	1,667
IJM Corp., Bhd	9,300	18
SapuraKencana Petroleum Bhd	2,137,200	2,684
		9,192
Mexico (8.0%)
Alfa SAB de CV	1,709,255	5,880
America Movil SAB de CV, Class L ADR	237,643	5,989
Cemex SAB de CV ADR (c)	469,177	6,118
First Cash Financial Services, Inc. (b)(c)	21,653	1,212
Fomento Economico Mexicano SAB de CV ADR	42,808	3,940
Grupo Financiero Banorte SAB de CV Series O	556,716	3,565
Grupo Financiero Inbursa SAB de CV Series O	660,411	1,888
Grupo Financiero Santander Mexico SAB de CV ADR (b)	143,963	1,948
		30,540
Pakistan (0.7%)
United Bank Ltd.	1,471,300	2,711

Panama (0.4%)
Copa Holdings SA, Class A (b)	14,111	1,514

Peru (1.2%)
Credicorp Ltd.	30,008	4,603

Philippines (3.8%)
BDO Unibank, Inc.	965,630	2,110
DMCI Holdings, Inc.	903,310	1,589
International Container Terminal Services, Inc.	641,320	1,578
LT Group, Inc.	3,396,100	1,183
Metro Pacific Investments Corp.	23,609,100	2,578
Metropolitan Bank & Trust	1,234,910	2,388
SM Investments Corp.	168,988	3,026
		14,452
Poland (4.1%)
Bank Pekao SA	71,333	4,184
Bank Zachodni WBK SA	30,483	3,637
Jeronimo Martins SGPS SA (b)	283,274	3,119
Orange Polska SA	766,845	2,699
PKP Cargo SA	79,602	1,910
		15,549
Qatar (0.5%)
Ooredoo QSC	47,740	1,737

Russia (1.8%)
Mail.ru Group Ltd. GDR (c)	45,782	1,287
NovaTek OAO (Registered GDR)	28,282	2,947
Sistema JSFC GDR	109,972	759
Yandex N.V., Class A (c)	62,325	1,732
		6,725

South Africa (5.3%)
Life Healthcare Group Holdings Ltd.	365,004	1,441
Mondi PLC	203,581	3,342
MTN Group Ltd.	233,567	4,934
Naspers Ltd., Class N	50,934	5,620
Pick n Pay Stores Ltd. (b)	347,092	1,624
Vodacom Group Ltd. (b)	270,954	3,122
		20,083
Switzerland (1.4%)
Coca-Cola HBC AG (c)	148,073	3,200
Swatch Group AG (The)	4,723	2,246
		5,446
Taiwan (8.0%)
Advanced Semiconductor Engineering, Inc.	1,128,000	1,313
Cathay Financial Holding Co., Ltd.	553,000	901
Chailease Holding Co., Ltd.	1,043,405	2,535
Cleanaway Co., Ltd.	89,000	446
Delta Electronics, Inc.	270,000	1,704
Eclat Textile Co., Ltd.	151,444	1,377
Epistar Corp.	183,000	342
Fubon Financial Holding Co., Ltd.	1,367,830	2,100
Ginko International Co., Ltd.	53,000	714
Hermes Microvision, Inc.	32,729	1,366
Hon Hai Precision Industry Co., Ltd.	307,000	969
Largan Precision Co., Ltd.	27,000	1,935
MediaTek, Inc.	283,000	4,191
Taiwan Mobile Co., Ltd.	30,000	91
Taiwan Semiconductor Manufacturing Co., Ltd.	2,237,000	8,825
Uni-President Enterprises Corp.	995,698	1,728
		30,537
Thailand (5.0%)
Advanced Info Service PCL (Foreign)	412,800	2,864
Bangkok Bank PCL NVDR	491,900	3,095
DKSH Holding AG	24,886	1,857
Indorama Ventures PCL (Foreign)	1,825,500	1,436
Indorama Ventures PCL NVDR	220,400	173
Kasikornbank PCL NVDR	274,400	1,989
Land and Houses PCL (Foreign)	5,918,860	1,898
Land and Houses PCL NVDR	666,460	214
Minor International PCL (Foreign)	1,082,400	1,235
PTT PCL (Foreign)	198,900	2,208
Robinson Department Store PCL (Foreign)	491,300	799
Total Access Communication PCL (Foreign)	344,200	1,115
Total Access Communication PCL NVDR	105,300	341
		19,224
United States (0.8%)
Yum! Brands, Inc.	42,631	3,068
Total Common Stocks (Cost $326,904)		377,299

Investment Company (0.5%)
Thailand (0.5%)
BTS Rail Mass Transit Growth Infrastructure Fund (Foreign) (Units) (d) (Cost $2,178)	5,907,025	1,794

Short-Term Investments (4.6%)
Securities held as Collateral on Loaned Securities (3.5%)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e)	10,957,510	10,957

	Face Amount (000)	Value (000)
Repurchase Agreement (0.7%)
Merrill Lynch & Co., Inc., (Zero Coupon, dated 9/30/14, due 10/1/14; proceeds $2,598; fully collateralized by various U.S. Government agency securities; 3.00% - 7.00% due 9/15/31 - 9/15/44; valued at $2,650)	$2,598	2,598
Total Securities held as Collateral on Loaned Securities (Cost $13,555)		13,555

	Shares
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $4,224)	4,223,690	4,224
Total Short-Term Investments (Cost $17,779)		17,779
Total Investments (103.8%) (Cost $346,861) Including $14,472 of Securities Loaned (f)+		396,872
Liabilities in Excess of Other Assets (-3.8%)		(14,561)
Net Assets (100.0%)		$382,311

(a)	Security trades on the Hong Kong exchange.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2014 were approximately $14,472,000 and $15,085,000, respectively. The Portfolio received cash collateral of approximately $14,115,000, of which $13,555,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments.  At September 30, 2014, there was uninvested cash collateral of approximately $560,000, which is not reflected in the Portfolio of Investments.  The remaining collateral of approximately $970,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Non-income producing security.
(d)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduced by approximately $8,000 relating to the Portfolio’s investment in the Liquidity Funds.

(f)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
+

At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $346,861,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $50,011,000 of which approximately $72,620,000 related to appreciated securities and approximately $22,609,000 related to depreciated securities.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

Foreign Currency Forward Exchange Contracts:
The Portfolio had the following foreign currency forward exchange contracts open at September 30, 2014:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (000)
State Street Bank and Trust Co.	JPY	94,334	$860	10/16/14	USD	882	$882	$22
UBS AG	EUR	9,258	11,695	10/16/14	USD	11,989	11,989	294
UBS AG	USD	583	583	10/16/14	EUR	463	585	2
			$13,138				$13,456	$318

EUR	—	Euro
JPY	—	Japanese Yen
USD	—	United States Dollar

The Universal Institutional Funds, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (97.9%)
France (12.0%)
LVMH Moet Hennessy Louis Vuitton SA	7,490	$1,218
Pernod Ricard SA	12,625	1,429
Publicis Groupe SA	10,828	744
Sanofi	30,092	3,404
		6,795
Germany (4.0%)
SAP SE	31,316	2,259

Italy (0.9%)
Davide Campari-Milano SpA	72,877	526

Japan (0.8%)
Japan Tobacco, Inc.	14,400	468

Sweden (0.2%)
Swedish Match AB	3,993	129

Switzerland (8.9%)
Nestle SA (Registered)	68,875	5,068

United Kingdom (32.1%)
British American Tobacco PLC	92,933	5,246
Diageo PLC	90,994	2,633
Experian PLC	61,969	988
Imperial Tobacco Group PLC	21,476	927
Reckitt Benckiser Group PLC	46,589	4,041
Unilever PLC	103,588	4,341
		18,176
United States (39.0%)
3M Co.	12,413	1,759
Accenture PLC, Class A	32,737	2,662
Intuit, Inc.	7,339	643
Kraft Foods Group, Inc.	3,579	202
Mead Johnson Nutrition Co.	3,198	308
Microsoft Corp.	59,693	2,767
Mondelez International, Inc., Class A	63,884	2,189
Moody’s Corp.	11,029	1,042
NIKE, Inc., Class B	11,923	1,063
Philip Morris International, Inc.	31,112	2,595
Procter & Gamble Co. (The)	33,302	2,789
Time Warner, Inc.	28,640	2,154
Visa, Inc., Class A	9,138	1,950
		22,123
Total Common Stocks (Cost $36,057)		55,544
Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $814)	813,613	814

Total Investments (99.3%) (Cost $36,871) +	56,358
Other Assets in Excess of Liabilities (0.7%)	380
Net Assets (100.0%)	$56,738

(a)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

+

At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $36,871,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $19,487,000 of which approximately $19,907,000 related to appreciated securities and approximately $420,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (94.4%)
Australia (6.4%)
DUET Group	755,202	$1,607
Macquarie Atlas Roads Group	117,913	297
Spark Infrastructure Group (a)	434,698	700
Sydney Airport	146,902	549
Transurban Group	465,813	3,149
		6,302
Austria (2.0%)
Flughafen Wien AG	23,205	1,938

Brazil (0.7%)
CCR SA	37,900	260
Cia de Saneamento Basico do Estado de Sao Paulo ADR	47,835	388
		648
Canada (9.5%)
Enbridge, Inc.	98,894	4,734
TransCanada Corp. (a)	90,054	4,638
		9,372
China (4.0%)
Beijing Enterprises Holdings Ltd. (b)	54,500	467
China Everbright International Ltd. (b)	474,000	628
China Merchants Holdings International Co., Ltd. (b)	188,898	584
ENN Energy Holdings Ltd. (b)	94,000	615
Guangdong Investment Ltd. (b)	1,018,000	1,189
Jiangsu Expressway Co., Ltd. H Shares (b)	422,000	445
		3,928
France (4.3%)
Eutelsat Communications SA	76,664	2,475
SES SA	46,319	1,602
Vinci SA	3,350	195
		4,272
Germany (1.1%)
Fraport AG Frankfurt Airport Services Worldwide	17,006	1,118

Italy (5.3%)
Atlantia SpA	118,043	2,915
Snam SpA	324,413	1,795
Societa Iniziative Autostradali e Servizi SpA	204	2
Terna Rete Elettrica Nazionale SpA	98,152	493
		5,205
Japan (1.6%)
Tokyo Gas Co., Ltd.	284,000	1,596

Netherlands (2.6%)
Koninklijke Vopak N.V. (a)	46,893	2,530

Spain (1.3%)
Ferrovial SA	35,534	689

Red Electrica Corp., SA	6,940	601
		1,290
Switzerland (2.2%)
Flughafen Zuerich AG (Registered)	3,382	2,124

United Kingdom (8.5%)
National Grid PLC	346,989	4,995
Pennon Group PLC	142,766	1,831
Severn Trent PLC	22,106	672
United Utilities Group PLC	66,699	874
		8,372
United States (44.9%)
American Tower Corp. REIT	51,550	4,827
American Water Works Co., Inc.	32,740	1,579
Atmos Energy Corp.	8,740	417
CenterPoint Energy, Inc.	43,583	1,066
Cheniere Energy, Inc. (c)	14,126	1,130
Crown Castle International Corp.	49,556	3,991
Enbridge Energy Management LLC (c)	61,688	2,295
ITC Holdings Corp.	70,207	2,501
Kinder Morgan, Inc. (a)	72,950	2,797
NiSource, Inc.	37,910	1,553
Northeast Utilities	39,986	1,771
ONEOK, Inc.	23,230	1,523
PG&E Corp.	44,707	2,014
Plains GP Holdings LP, Class A	7,386	226
SBA Communications Corp., Class A (c)	15,262	1,693
SemGroup Corp., Class A	19,343	1,611
Sempra Energy	40,640	4,283
Spectra Energy Corp.	85,961	3,375
Targa Resources Corp.	720	98
Union Pacific Corp.	10,820	1,173
Williams Cos., Inc. (The)	76,436	4,231
		44,154
Total Common Stocks (Cost $64,725)		92,849

Short-Term Investments (12.7%)
Securities held as Collateral on Loaned Securities (7.2%)
Investment Company (6.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class (d)	6,022,848	6,023

	Face Amount (000)	Value (000)
Repurchase Agreements (1.1%)
BNP Paribas Securities Corp., (Zero Coupon, dated 9/30/14, due 10/1/14; proceeds $497; fully collateralized by various U.S. Government agency securities; 0.57% - 5.59% due 12/29/14 - 2/25/28; valued at $507)	$497	497

Merrill Lynch & Co., Inc., (Zero Coupon, dated 9/30/14, due 10/1/14; proceeds $538; fully collateralized by various U.S. Government agency securities; 3.22% - 5.00% due 3/15/39 - 8/15/49; valued at $548)	538	538
		1,035
Total Securities held as Collateral on Loaned Securities (Cost $7,058)		7,058

	Shares	Value (000)
Investment Company (5.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (d) (Cost $5,456)	5,455,735	5,456
Total Short-Term Investments (Cost $12,514)		12,514
Total Investments (107.1%) (Cost $77,239) Including $6,707 of Securities Loaned +		105,363
Liabilities in Excess of Other Assets (-7.1%)		(6,940)
Net Assets (100.0%)		$98,423

(a)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2014 were approximately $6,707,000 and $7,090,000, respectively. The Portfolio received cash collateral of approximately $7,058,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2014, there was uninvested cash collateral of approximately $32,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.
(d)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

+

At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $77,239,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $28,124,000 of which approximately $28,213,000 related to appreciated securities and approximately $89,000 related to depreciated securities.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (99.8%)
Australia (6.1%)
CFS Retail Property Trust Group REIT	19,984	$35
Dexus Property Group REIT	289,404	281
Federation Centres Ltd. REIT	107,557	243
Goodman Group REIT	168,606	763
GPT Group REIT	150,727	511
Investa Office Fund REIT	27,439	81
Mirvac Group REIT	358,852	540
Scentre Group REIT (a)	527,998	1,516
Stockland REIT	195,611	677
Westfield Corp. REIT	217,826	1,421
		6,068
Austria (0.2%)
Atrium European Real Estate Ltd. (a)	26,298	137
BUWOG AG (a)	3,450	68
		205
Belgium (0.1%)
Cofinimmo REIT	590	67

Brazil (0.6%)
BR Malls Participacoes SA	19,578	155
BR Properties SA	39,200	208
Iguatemi Empresa de Shopping Centers SA	28,247	286
		649
Canada (2.4%)
Boardwalk REIT	8,094	498
Brookfield Canada Office Properties REIT	9,360	227
Calloway REIT	4,221	97
Canadian Apartment Properties REIT	1,806	38
Crombie Real Estate Investment Trust REIT	11,550	134
Extendicare, Inc.	18,870	138
First Capital Realty, Inc.	19,942	312
RioCan REIT	39,829	913
		2,357
China (0.3%)
China Overseas Land & Investment Ltd. (b)	12,000	31
China Resources Land Ltd. (b)	75,000	155
China Vanke Co. Ltd. (a)(b)	25,700	45
Guangzhou R&F Properties Co., Ltd. H Shares (b)	48,000	48
		279
Finland (0.3%)
Citycon Oyj	33,146	111
Sponda Oyj	41,044	186
		297
France (2.9%)
Altarea REIT	195	32
Fonciere Des Regions REIT	2,453	221
Gecina SA REIT	2,034	266
ICADE REIT	2,877	243

Klepierre REIT	6,591	289
Mercialys SA REIT	953	21
Unibail-Rodamco SE REIT	7,013	1,804
		2,876
Germany (1.6%)
Alstria Office AG REIT (a)	5,228	64
Deutsche Annington Immobilien SE	13,670	397
Deutsche Euroshop AG	4,564	197
Deutsche Wohnen AG	16,511	353
GAGFAH SA (a)	6,903	129
LEG Immobilien AG (a)	5,894	408
Prime Office AG REIT (a)	23,969	92
		1,640
Hong Kong (12.1%)
Champion REIT	123,000	51
Hang Lung Properties Ltd.	90,000	256
Henderson Land Development Co., Ltd.	65,254	423
Hongkong Land Holdings Ltd.	268,500	1,826
Hysan Development Co., Ltd.	213,921	989
Kerry Properties Ltd.	65,699	221
Link REIT (The)	255,664	1,473
New World Development Co., Ltd.	520,137	605
Sino Land Co., Ltd.	133,085	206
Sun Hung Kai Properties Ltd.	283,910	4,026
Swire Properties Ltd.	225,100	701
Wharf Holdings Ltd.	165,816	1,179
		11,956
Italy (0.1%)
Beni Stabili SpA REIT	186,349	131

Japan (13.9%)
Activia Properties, Inc. REIT	34	273
Advance Residence Investment Corp. REIT	5	12
GLP J REIT	80	92
Hulic Co., Ltd.	37,300	395
Japan Real Estate Investment Corp. REIT	136	699
Japan Retail Fund Investment Corp. REIT	171	345
Mitsubishi Estate Co., Ltd.	157,000	3,534
Mitsui Fudosan Co., Ltd.	124,000	3,798
Mori Hills REIT Investment Corp. REIT	150	209
Nippon Building Fund, Inc. REIT	160	842
Nippon Prologis, Inc. REIT	163	379
NTT Urban Development Corp.	6,100	64
Orix, Inc. J-REIT	161	202
Sumitomo Realty & Development Co., Ltd.	64,000	2,277
Tokyo Tatemono Co., Ltd.	48,000	388
United Urban Investment Corp. REIT	172	264
		13,773
Malta (0.0%)
BGP Holdings PLC (a)(c)(d)	5,886,464	—

Netherlands (0.7%)
Corio N.V. REIT	6,134	301
Eurocommercial Properties N.V. CVA REIT	4,752	209
Vastned Retail N.V. REIT	2,104	96

Wereldhave N.V. REIT	1,439	119
		725
Norway (0.1%)
Norwegian Property ASA (a)	39,294	59

Singapore (2.6%)
Ascendas Real Estate Investment Trust REIT	87,000	153
CapitaCommercial Trust REIT	55,000	69
CapitaLand Ltd.	322,000	808
CapitaMall Trust REIT	170,000	255
City Developments Ltd.	31,000	234
Global Logistic Properties Ltd.	251,000	533
Keppel REIT Management Ltd	63,000	59
SPH REIT	133,000	110
UOL Group Ltd.	75,315	390
		2,611
Spain (0.1%)
Hispania Activos Inmobiliarios SAU (a)	5,800	77

Sweden (0.8%)
Atrium Ljungberg AB, Class B	10,670	153
Castellum AB	7,014	107
Fabege AB	11,823	150
Hufvudstaden AB, Class A	28,269	352
		762
Switzerland (0.7%)
Mobimo Holding AG (Registered) (a)	170	33
PSP Swiss Property AG (Registered) (a)	6,266	526
Swiss Prime Site AG (Registered) (a)	1,881	140
		699
United Kingdom (7.1%)
British Land Co., PLC REIT	112,091	1,277
Capital & Counties Properties PLC	38,333	204
Capital & Regional PLC	307,795	242
Derwent London PLC REIT	9,496	420
Grainger PLC	60,894	183
Great Portland Estates PLC REIT	46,183	479
Hammerson PLC REIT	102,053	950
Intu Properties PLC REIT	58,990	309
Land Securities Group PLC REIT	80,206	1,351
LXB Retail Properties PLC (a)	169,987	374
Quintain Estates & Development PLC (a)	194,049	280
Safestore Holdings PLC REIT	52,901	184
Segro PLC REIT	25,498	150
Shaftesbury PLC REIT	13,855	153
ST Modwen Properties PLC	22,663	135
Unite Group PLC	30,925	213
Urban & Civic PLC (a)	35,370	134
		7,038
United States (47.1%)
Acadia Realty Trust REIT	8,881	245
Alexandria Real Estate Equities, Inc. REIT	6,120	451
AvalonBay Communities, Inc. REIT	20,723	2,921
Boston Properties, Inc. REIT	14,150	1,638

Camden Property Trust REIT	13,181	903
Chesapeake Lodging Trust REIT	10,427	304
Cousins Properties, Inc. REIT	47,439	567
CubeSmart REIT	3,193	57
DCT Industrial Trust, Inc. REIT	14,290	107
DDR Corp. REIT	5,500	92
Duke Realty Corp. REIT	30,331	521
Equity Lifestyle Properties, Inc. REIT	15,920	674
Equity Residential REIT	62,611	3,856
Essex Property Trust, Inc. REIT	2,858	511
Federal Realty Investment Trust REIT	2,661	315
Forest City Enterprises, Inc., Class A (a)	29,217	571
General Growth Properties, Inc. REIT	85,324	2,009
HCP, Inc. REIT	16,472	654
Health Care, Inc. REIT	5,370	335
Healthcare Realty Trust, Inc. REIT	23,558	558
Hilton Worldwide Holdings, Inc. (a)	13,800	340
Host Hotels & Resorts, Inc. REIT	188,684	4,025
Hudson Pacific Properties, Inc. REIT	19,443	479
Lexington Realty Trust REIT	3,730	37
Liberty Property Trust REIT	19,060	634
Macerich Co. (The) REIT	18,602	1,187
Mack-Cali Realty Corp. REIT	30,903	591
Mid-America Apartment Communities, Inc. REIT	10,284	675
National Retail Properties, Inc. REIT	18,724	647
New York REIT, Inc. REIT	2,430	25
ProLogis, Inc. REIT	28,452	1,073
PS Business Parks, Inc. REIT	3,208	244
Public Storage REIT	13,716	2,275
Realty Income Corp. REIT	8,581	350
Regency Centers Corp. REIT	32,539	1,752
Rexford Industrial Realty, Inc. REIT	11,308	157
Senior Housing Properties Trust REIT	50,224	1,051
Simon Property Group, Inc. REIT	36,010	5,921
Sovran Self Storage, Inc. REIT	2,685	200
Starwood Hotels & Resorts Worldwide, Inc.	19,998	1,664
Summit Hotel Properties, Inc. REIT	20,489	221
Sunstone Hotel Investors, Inc. REIT	16,863	233
Tanger Factory Outlet Centers, Inc. REIT	31,645	1,035
Taubman Centers, Inc. REIT	576	42
Ventas, Inc. REIT	20,141	1,248
Vornado Realty Trust REIT	31,974	3,196
WP Carey, Inc. REIT	2,120	135
		46,726
Total Common Stocks (Cost $74,427)		98,995

No. of Rights

Rights (0.0%)
Italy (0.0%)
Beni Stabili SpA (a) (Cost $—)	186,349	4

No. of Warrants
Warrants (0.0%)
Hong Kong (0.0%)
Sun Hung Kai Properties Ltd. (a) (Cost $—)	24,983	42

	Shares	Value (000)
Short-Term Investment (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $86)	85,800	86
Total Investments (99.9%) (Cost $74,513) +		99,127
Other Assets in Excess of Liabilities (0.1%)		57
Net Assets (100.0%)		$99,184

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

At September 30, 2014, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)	Security has been deemed illiquid at September 30, 2014.
(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

+

At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $74,513,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $24,614,000 of which approximately $25,682,000 related to appreciated securities and approximately $1,068,000 related to depreciated securities.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

The Universal Institutional Funds, Inc.

Global Tactical Asset Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (27.7%)
Agency Fixed Rate Mortgages (2.6%)
United States (2.6%)
Federal Home Loan Mortgage Corporation,
Gold Pool
6.50%, 5/1/29	$—	@	$—	@
October TBA:
4.00%, 10/1/44 (a)	186		196
Federal National Mortgage Association,
Conventional Pools:
4.00%, 11/1/41 – 7/1/43	504		531
5.00%, 1/1/41 – 3/1/41	231		257
5.50%, 2/1/38	64		72
6.00%, 1/1/38	60		68
6.50%, 8/1/38	11		13
October TBA:
3.00%, 10/1/29 (a)	184		189
3.50%, 10/1/29 – 10/1/44(a)	416		430
4.00%, 10/1/44 (a)	1,148		1,210
4.50%, 10/1/44 (a)	832		898
5.00%, 10/1/44 (a)	145		160
Government National Mortgage Association,
October TBA:
3.50%, 10/20/44 (a)	248		256
4.00%, 10/20/44 (a)	218		231
4.50%, 10/20/44 (a)	170		184
Various Pools:
3.50%, 12/15/43	224		233
4.50%, 8/15/39	50		54
Total Agency Fixed Rate Mortgages (Cost $4,964)			4,982

Asset-Backed Securities (0.4%)
United States (0.4%)
Brazos Student Finance Corp.,
1.06%, 6/25/35 (b)	23		23
CVS Pass-Through Trust,
6.04%, 12/10/28	188		218
Louisiana Public Facilities Authority,
Zero Coupon, 4/26/27 (b)	151		152
North Carolina State Education Assistance Authority,
1.03%, 7/25/25 (b)	100		101
PFS Financing Corp.,
1.65%, 10/17/16 (b)(c)	180		180
Total Asset-Backed Securities (Cost $638)			674

Collateralized Mortgage Obligations - Agency Collateral Series (0.2%)
United States (0.2%)
Federal Home Loan Mortgage Corporation,
2.36%, 7/25/22	99		96
2.40%, 6/25/22	245		240
Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $351)			336

Commercial Mortgage-Backed Securities (1.1%)
United States (1.1%)
CGBAM Commercial Mortgage Trust,
1.25%, 5/15/30 (b)(c)		114	114
COMM Mortgage Trust,
2.85%, 10/15/45		100	98
3.28%, 1/10/46		45	45
4.90%, 7/15/47 (b)(c)		100	93
4.70%, 8/10/47 (b)		126	133
Commercial Mortgage Pass-Through Certificates,
4.24%, 2/10/47 (b)		77	82
3.96%, 3/10/47		144	151
2.82%, 10/15/45		57	56
Extended Stay America Trust,
2.96%, 12/5/31 (c)		100	101
JPMBB Commercial Mortgage Securities Trust,
4.82%, 8/15/47 (b)(c)		144	134
4.71%, 9/15/47 (b)(c)		102	92
3.96%, 9/15/47 (b)(c)		100	86
NLY Commercial Mortgage Trust,
1.35%, 11/15/30 (b)(c)		132	132
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		40	41
Wells Fargo Commercial Mortgage Trust,
2.92%, 10/15/45		62	61
3.94%, 8/15/50 (c)		245	208
1.18%, 2/15/27 (b)(c)		199	199
WF-RBS Commercial Mortgage Trust,
3.99%, 5/15/47 (c)		150	129
3.99%, 10/15/57 (b)(c)		70	59
Total Commercial Mortgage-Backed Securities (Cost $2,012)			2,014

Corporate Bonds (7.4%)
Australia (0.5%)
Australia & New Zealand Banking Group Ltd.,
4.88%, 1/12/21 (c)		100	112
5.13%, 9/10/19	EUR	100	149
BHP Billiton Finance USA Ltd.,
3.85%, 9/30/23		$70	73
Commonwealth Bank of Australia,
5.00%, 3/19/20 (c)		50	56
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)		85	97
Macquarie Group Ltd.,
6.00%, 1/14/20 (c)		105	118
Origin Energy Finance Ltd.,
3.50%, 10/9/18 (c)		200	205
Wesfarmers Ltd.,
1.87%, 3/20/18 (c)		25	25
2.98%, 5/18/16 (c)		75	78
			913
Belgium (0.1%)
Anheuser-Busch InBev Finance, Inc.,
3.70%, 2/1/24		125	126

Brazil (0.1%)
Petrobras International Finance Co.,
5.75%, 1/20/20		50	53

Vale Overseas Ltd.,
5.63%, 9/15/19		145	162
			215
Canada (0.1%)
Barrick Gold Corp.,
4.10%, 5/1/23		25	24
Brookfield Asset Management, Inc.,
5.80%, 4/25/17		35	39
Goldcorp, Inc.,
3.70%, 3/15/23		100	98
			161
Chile (0.1%)
ENTEL Chile SA,
4.88%, 10/30/24 (c)		200	205

China (0.2%)
Baidu, Inc.,
3.25%, 8/6/18		225	232
Want Want China Finance Ltd.,
1.88%, 5/14/18 (c)(d)		200	196
			428
Colombia (0.1%)
Ecopetrol SA,
5.88%, 9/18/23		110	122

France (0.4%)
Banque Federative du Credit Mutuel SA,
2.00%, 9/19/19	EUR	100	134
BNP Paribas SA,
5.00%, 1/15/21		$85	95
BPCE SA,
5.15%, 7/21/24 (c)		200	206
Credit Agricole SA,
3.90%, 4/19/21	EUR	50	71
5.88%, 6/11/19		50	76
LVMH Moet Hennessy Louis Vuitton SA,
1.63%, 6/29/17 (c)		$75	75
Veolia Environnement SA,
6.75%, 4/24/19	EUR	50	80
			737
Germany (0.4%)
KFW,
3.75%, 7/18/18	AUD	500	445
Vier Gas Transport GmbH,
3.13%, 7/10/23	EUR	100	143
Volkswagen International Finance N.V.,
2.38%, 3/22/17 (c)		$100	103
			691
Ireland (0.1%)
CRH America, Inc.,
6.00%, 9/30/16		130	142

Italy (0.1%)
Intesa Sanpaolo SpA,
6.50%, 2/24/21 (c)		100	115
Telecom Italia Finance SA,
7.75%, 1/24/33	EUR	30	49
UniCredit SpA,
4.25%, 7/29/16		50	68
			232
Korea, Republic of (0.1%)
Export-Import Bank of Korea,
4.00%, 1/14/24		$200	210

Netherlands (0.3%)
ABN Amro Bank N.V.,
2.50%, 10/30/18 (c)		200	202
3.63%, 10/6/17	EUR	50	69
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.88%, 2/8/22		$50	53
Series G
3.75%, 11/9/20	EUR	50	70
ING Bank N.V.,
5.25%, 6/5/18		50	75
5.80%, 9/25/23 (c)		$200	221
			690
Spain (0.2%)
Banco Bilbao Vizcaya Argentaria SA,
3.63%, 1/18/17	EUR	50	68
Telefonica Emisiones SAU,
4.71%, 1/20/20		200	298
			366
Sweden (0.1%)
Nordea Bank AB,
4.00%, 3/29/21		70	101

Switzerland (0.3%)
ABB Treasury Center USA, Inc.,
2.50%, 6/15/16 (c)		$125	128
4.00%, 6/15/21 (c)		50	53
Credit Suisse,
6.00%, 2/15/18		25	28
Glencore Funding LLC,
4.13%, 5/30/23 (c)		100	99
Novartis Capital Corp.,
3.40%, 5/6/24		150	153
UBS AG,
7.50%, 7/15/25		150	189
			650
Thailand (0.1%)
PTT Exploration & Production PCL,
3.71%, 9/16/18 (c)		200	208

United Kingdom (0.8%)
Abbey National Treasury Services PLC,
3.63%, 10/14/17	EUR	100	135
4.00%, 3/13/24		$50	51

Bank of Scotland PLC,
4.63%, 6/8/17	EUR	50	71
Barclays Bank PLC,
6.00%, 1/23/18		50	72
BAT International Finance PLC,
5.38%, 6/29/17		50	72
GlaxoSmithKline Capital PLC,
2.85%, 5/8/22		$98	96
Heathrow Funding Ltd.,
4.60%, 2/15/20	EUR	50	71
4.88%, 7/15/23 (c)		$100	110
HSBC Holdings PLC,
4.25%, 3/14/24		200	203
6.25%, 3/19/18	EUR	50	74
Imperial Tobacco Finance PLC,
8.38%, 2/17/16		50	70
Lloyds Bank PLC,
6.50%, 3/24/20		100	155
Nationwide Building Society,
6.25%, 2/25/20 (c)		$270	316
			1,496
United States (3.3%)
Altria Group, Inc.,
2.85%, 8/9/22		30	29
5.38%, 1/31/44		55	59
American International Group, Inc.,
4.88%, 6/1/22		50	55
8.25%, 8/15/18		100	122
Amgen, Inc.,
5.15%, 11/15/41		50	53
Apple, Inc.,
2.40%, 5/3/23		100	95
4.45%, 5/6/44		75	77
AT&T, Inc.,
6.30%, 1/15/38		75	89
AvalonBay Communities, Inc.,
2.95%, 9/15/22		50	49
Bank of America Corp.,
4.00%, 4/1/24		120	121
4.20%, 8/26/24		50	50
5.00%, 1/21/44		70	74
5.70%, 1/24/22		50	57
Boston Properties LP,
3.85%, 2/1/23		75	77
Burlington Northern Santa Fe LLC,
4.55%, 9/1/44		75	75
Citigroup, Inc.,
3.75%, 6/16/24		175	175
3.88%, 10/25/23		100	102
6.13%, 5/15/18		22	25
6.68%, 9/13/43		20	25
8.50%, 5/22/19		5	6
CNA Financial Corp.,
5.75%, 8/15/21		95	109
Coca-Cola Co.,
3.20%, 11/1/23		100	100
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
4.60%, 2/15/21		10	11
Enterprise Products Operating LLC,
3.35%, 3/15/23		50	49

5.25%, 1/31/20		35	40
Five Corners Funding Trust,
4.42%, 11/15/23 (c)		200	210
Ford Motor Credit Co., LLC,
4.21%, 4/15/16		100	105
Freeport-McMoRan, Inc.,
3.88%, 3/15/23		50	49
General Electric Capital Corp.,
5.30%, 2/11/21		100	113
MTN
5.88%, 1/14/38		25	30
Series G
6.00%, 8/7/19		145	169
Genworth Holdings, Inc.,
7.20%, 2/15/21		125	147
Gilead Sciences, Inc.,
4.80%, 4/1/44		75	79
Goldman Sachs Group, Inc. (The),
3.63%, 1/22/23		75	75
4.38%, 3/16/17	EUR	50	69
6.75%, 10/1/37		$125	150
Hewlett-Packard Co.,
3.75%, 12/1/20		100	104
4.65%, 12/9/21		35	38
Home Depot, Inc.,
5.88%, 12/16/36		50	62
HSBC Finance Corp.,
6.68%, 1/15/21		50	59
HSBC USA, Inc.,
3.50%, 6/23/24		100	100
International Business Machines Corp.,
1.95%, 2/12/19		100	100
Johnson Controls, Inc.,
3.63%, 7/2/24		25	25
JPMorgan Chase & Co.,
3.20%, 1/25/23		25	24
3.88%, 2/1/24		70	72
4.25%, 10/15/20		50	53
4.63%, 5/10/21		140	152
Kinder Morgan Energy Partners LP,
4.15%, 2/1/24		50	49
L-3 Communications Corp.,
4.75%, 7/15/20		80	86
4.95%, 2/15/21		75	82
Liberty Mutual Group, Inc.,
4.85%, 8/1/44 (c)		25	25
Medtronic, Inc.,
3.63%, 3/15/24		100	102
Merck & Co., Inc.,
2.80%, 5/18/23		100	97
Monongahela Power Co.,
5.40%, 12/15/43 (c)		50	57
Nationwide Financial Services, Inc.,
5.38%, 3/25/21 (c)		50	56
NBC Universal Media LLC,
4.38%, 4/1/21		130	142
NetApp, Inc.,
2.00%, 12/15/17		25	25
Ohio Power Co.,
5.38%, 10/1/21		75	87
Omnicom Group, Inc.,
3.63%, 5/1/22		30	31

Oncor Electric Delivery Co., LLC,
6.80%, 9/1/18	80	94
Oracle Corp.,
3.40%, 7/8/24	75	75
PepsiCo, Inc.,
3.60%, 3/1/24	100	103
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	60	76
8.75%, 5/1/19	110	139
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	60	68
PPL WEM Holdings Ltd.,
3.90%, 5/1/16 (c)	60	62
Principal Financial Group, Inc.,
8.88%, 5/15/19	50	64
Prudential Financial, Inc.,
6.63%, 12/1/37	40	51
Rowan Cos., Inc.,
5.85%, 1/15/44	50	49
Spectra Energy Capital LLC,
7.50%, 9/15/38	50	64
Synchrony Financial,
4.25%, 8/15/24	50	50
Target Corp.,
3.50%, 7/1/24	75	75
Time Warner Cable, Inc.,
4.50%, 9/15/42	75	74
Time Warner, Inc.,
7.70%, 5/1/32	25	35
Tyson Foods, Inc.,
3.95%, 8/15/24	100	100
UnitedHealth Group, Inc.,
1.40%, 10/15/17	25	25
4.25%, 3/15/43	25	25
Verizon Communications, Inc.,
5.01%, 8/21/54 (c)	69	70
6.55%, 9/15/43	70	88
Viacom, Inc.,
5.85%, 9/1/43	75	84
Wells Fargo & Co.,
4.13%, 8/15/23	40	41
Series M
3.45%, 2/13/23	100	98
Zimmer Holdings, Inc.,
5.75%, 11/30/39	50	59
		6,217
Total Corporate Bonds (Cost $13,378)		13,910

Mortgage - Other (0.1%)
United States (0.1%)
Banc of America Funding Trust,
0.55%, 5/25/37 (b) (Cost $258)	349	245

Sovereign (13.4%)
Belgium (0.1%)
Belgium Government Bond,
1.25%, 6/22/18	EUR	200	264

Bermuda (0.1%)
Bermuda Government International Bond,
4.85%, 2/6/24 (c)		$200	207

Canada (1.0%)
Canadian Government Bond,
3.25%, 6/1/21	CAD	1,900	1,853

France (1.2%)
Credit Mutuel - CIC Home Loan SFH,
1.50%, 11/16/17 (c)		$200	200
France Government Bond OAT,
1.00%, 5/25/19	EUR	1,030	1,346
1.75%, 5/25/23		200	269
5.50%, 4/25/29		235	439
			2,254
Germany (0.6%)
Bundesrepublik Deutschland,
4.25%, 7/4/39		370	695
4.75%, 7/4/34		240	459
			1,154
Hungary (0.2%)
Hungary Government International Bond,
5.38%, 3/25/24		$52	55
5.75%, 11/22/23		310	338
			393
Indonesia (0.1%)
Indonesia Government International Bond,
5.88%, 1/15/24 (c)		200	221

Ireland (0.9%)
Ireland Government Bond,
3.40%, 3/18/24	EUR	650	945
3.90%, 3/20/23		475	716
			1,661
Italy (1.0%)
Italy Buoni Poliennali Del Tesoro,
4.00%, 9/1/20		350	509
5.50%, 11/1/22		820	1,304
			1,813
Japan (1.5%)
Japan Government Ten Year Bond,
1.10%, 3/20/21	JPY	90,000	866
Japan Government Thirty Year Bond,
1.70%, 6/20/33		170,000	1,666
2.00%, 9/20/40		36,000	361
			2,893

Kazakhstan (0.2%)
KazMunayGas National Co., JSC,
6.38%, 4/9/21		$400	433

Korea, Republic of (0.1%)
Korea Development Bank (The),
3.88%, 5/4/17		200	212

Mexico (0.8%)
Mexican Bonos,
7.50%, 6/3/27	MXN	6,300	514
10.00%, 12/5/24		5,500	530
Petroleos Mexicanos,
4.88%, 1/24/22		$390	415
			1,459
New Zealand (0.7%)
New Zealand Government Bond,
3.00%, 4/15/20	NZD	1,840	1,363

Norway (0.1%)
Norway Government Bond,
3.75%, 5/25/21	NOK	1,000	173

Poland (0.6%)
Poland Government Bond,
5.75%, 10/25/21	PLN	2,550	917
Poland Government International Bond,
5.00%, 3/23/22		$180	198
			1,115
Portugal (1.6%)
Portugal Obrigacoes do Tesouro OT,
4.20%, 10/15/16 (c)	EUR	50	68
5.65%, 2/15/24 (c)		1,873	2,847
			2,915
Qatar (0.1%)
Qatar Government International Bond,
4.00%, 1/20/15 (c)		$150	152

South Africa (0.1%)
South Africa Government Bond,
7.75%, 2/28/23	ZAR	1,700	147

Spain (1.1%)
Spain Government Bond,
4.20%, 1/31/37	EUR	175	255
4.40%, 10/31/23 (c)		800	1,216
5.85%, 1/31/22		390	641
			2,112
Sweden (0.5%)
Sweden Government Bond,
1.50%, 11/13/23	SEK	3,600	505
4.25%, 3/12/19		2,600	419
			924

United Kingdom (0.8%)
United Kingdom Gilt,
4.25%, 6/7/32 — 9/7/39	GBP	740	1,446
Total Sovereign (Cost $24,999)			25,164

U.S. Treasury Securities (2.5%)
United States (2.5%)
U.S. Treasury Bond,
3.50%, 2/15/39		$1,000	1,064
U.S. Treasury Notes,
1.50%, 6/30/16		1,450	1,476
2.38%, 6/30/18		2,000	2,068
Total U.S. Treasury Securities (Cost $4,458)			4,608
Total Fixed Income Securities (Cost $51,058)			51,933

	Shares	Value (000)

Common Stocks (48.3%)
Australia (0.6%)
AGL Energy Ltd.	677	8
Alumina Ltd. (e)	6,719	10
Amcor Ltd.	2,089	21
AMP Ltd.	5,422	26
ASX Ltd.	375	12
Australia & New Zealand Banking Group Ltd.	4,357	118
BHP Billiton Ltd.	4,416	131
Brambles Ltd.	2,286	19
Coca-Cola Amatil Ltd.	403	3
Commonwealth Bank of Australia	1,913	126
CSL Ltd.	753	49
Echo Entertainment Group Ltd.	278	1
Fortescue Metals Group Ltd.	2,175	7
GPT Group REIT	5,677	19
Incitec Pivot Ltd.	3,252	8
Insurance Australia Group Ltd.	3,794	20
Leighton Holdings Ltd.	311	5
Macquarie Group Ltd.	530	27
National Australia Bank Ltd.	3,238	92
Newcrest Mining Ltd. (e)	987	9
Orica Ltd.	817	14
Origin Energy Ltd.	1,806	24
Orora Ltd.	2,089	3
QBE Insurance Group Ltd.	2,573	26
Recall Holdings Ltd.	457	2
Rio Tinto Ltd.	594	31
Santos Ltd.	1,417	17
Scentre Group REIT (e)	7,639	22
Shopping Centres Australasia Property Group REIT	320	—	@
Stockland REIT	6,471	22
Suncorp Group Ltd.	2,222	27
Sydney Airport	562	2
TABCORP Holdings Ltd.	285	1
Telstra Corp., Ltd.	5,482	25
Transurban Group	2,557	17
Treasury Wine Estates Ltd.	1,224	5
Wesfarmers Ltd.	1,504	56
Westfield Corp. REIT	3,501	23
Westpac Banking Corp.	3,768	106

Woodside Petroleum Ltd.	832	30
Woolworths Ltd.	1,601	48
		1,212
Austria (0.0%)
BUWOG AG (e)	47	1
Erste Group Bank AG	1,954	45
Immofinanz AG (e)	955	3
Raiffeisen Bank International AG	594	13
Verbund AG, Class A	128	2
Voestalpine AG	270	10
		74
Belgium (0.2%)
Ageas	374	12
Anheuser-Busch InBev N.V.	1,282	143
Colruyt SA	158	7
Delhaize Group SA	50	3
Groupe Bruxelles Lambert SA	202	19
KBC Groep N.V. (e)	1,421	76
Solvay SA, Class A	98	15
Umicore SA	216	9
		284
Canada (0.8%)
Agnico-Eagle Mines Ltd.	200	6
Agrium, Inc.	200	18
Bank of Montreal	500	37
Bank of Nova Scotia	800	49
Barrick Gold Corp.	37,100	544
BCE, Inc.	1,000	43
Blackberry Ltd. (e)	500	5
Brookfield Asset Management, Inc., Class A	700	31
Cameco Corp.	500	9
Canadian Imperial Bank of Commerce	500	45
Canadian National Railway Co.	1,000	71
Canadian Natural Resources Ltd.	1,000	39
Canadian Pacific Railway Ltd.	200	42
Cenovus Energy, Inc.	800	22
Crescent Point Energy Corp.	300	11
Eldorado Gold Corp.	600	4
Enbridge, Inc.	900	43
Encana Corp.	900	19
Goldcorp, Inc.	800	18
Imperial Oil Ltd.	100	5
Kinross Gold Corp. (e)	1,200	4
Loblaw Cos. Ltd.	129	6
Magna International, Inc.	300	28
Manulife Financial Corp.	2,900	56
National Bank of Canada	400	18
Penn West Petroleum Ltd.	500	3
Potash Corp. of Saskatchewan, Inc.	900	31
Power Corp. of Canada	600	17
Rogers Communications, Inc., Class B	400	15
Royal Bank of Canada	1,200	86
Silver Wheaton Corp.	400	8
Sun Life Financial, Inc.	800	29
Suncor Energy, Inc.	1,600	58
Talisman Energy, Inc.	1,000	9
Teck Resources Ltd., Class B	500	9

Thomson Reuters Corp.	500	18
Toronto-Dominion Bank (The)	1,800	89
TransCanada Corp.	600	31
Yamana Gold, Inc.	900	5
		1,581
Chile (0.0%)
Antofagasta PLC	2,119	25

China (0.0%)
Wynn Macau Ltd. (d)	2,800	9

Denmark (0.2%)
AP Moeller - Maersk A/S	5	11
AP Moeller - Maersk A/S Series B	10	24
Carlsberg A/S Series B	53	5
Danske Bank A/S	684	19
DSV A/S	376	11
Novo Nordisk A/S	4,075	195
Novozymes A/S Series B	330	14
Vestas Wind Systems A/S (e)	387	15
		294
Finland (0.1%)
Elisa Oyj	277	7
Fortum Oyj	651	16
Kesko Oyj, Class B	31	1
Kone Oyj, Class B	584	24
Metso Oyj	204	7
Nokia Oyj	5,675	49
Nokian Renkaat Oyj	240	7
Sampo, Class A	605	29
Stora Enso Oyj, Class R	1,002	8
UPM-Kymmene Oyj	554	8
Valmet OYJ	204	2
Wartsila Oyj	291	13
		171
France (1.2%)
Aeroports de Paris (ADP)	55	7
Air Liquide SA	517	63
Airbus Group N.V.	675	43
Alcatel-Lucent (e)	7,434	23
Alstom SA (e)	406	14
AXA SA	3,059	75
BNP Paribas SA	7,345	487
Bouygues SA	355	12
Cap Gemini SA	333	24
Carrefour SA	1,030	32
Casino Guichard Perrachon SA	27	3
CGG SA (e)	292	3
Christian Dior SA	127	21
Cie de St-Gobain	696	32
Cie Generale des Etablissements Michelin Series B	364	34
Credit Agricole SA	7,663	116
Danone SA	1,016	68
Electricite de France SA	431	14
Essilor International SA	303	33
Fonciere Des Regions REIT	53	5
GDF Suez	1,973	50

Gecina SA REIT	37	5
Groupe Eurotunnel SA	949	12
Klepierre REIT	187	8
L’Oreal SA	536	85
Lafarge SA	345	25
Legrand SA	195	10
LVMH Moet Hennessy Louis Vuitton SA	315	51
Natixis	4,702	32
Orange SA	2,874	43
Pernod Ricard SA	453	51
Peugeot SA (e)	386	5
Publicis Groupe SA	312	21
Remy Cointreau SA	12	1
Renault SA	330	24
Safran SA	251	16
Sanofi	776	88
Schneider Electric SE	782	60
SES SA	614	21
Societe Generale SA	5,127	262
Sodexo	272	27
Technip SA	158	13
Thales SA	156	8
Total SA	2,225	145
Unibail-Rodamco SE REIT	89	23
Vallourec SA	167	8
Veolia Environnement SA	586	10
Vinci SA	830	48
Vivendi SA (e)	1,756	42
		2,303
Germany (0.6%)
Adidas AG	215	16
Allianz SE (Registered)	484	78
BASF SE	710	65
Bayer AG (Registered)	802	112
Bayerische Motoren Werke AG	433	46
Beiersdorf AG	49	4
Commerzbank AG (e)	4,989	75
Continental AG	103	20
Daimler AG (Registered)	829	64
Deutsche Bank AG (Registered)	1,070	37
Deutsche Boerse AG	187	13
Deutsche Lufthansa AG (Registered)	220	3
Deutsche Post AG (Registered)	738	24
Deutsche Telekom AG (Registered)	2,616	40
E.ON SE	1,804	33
Esprit Holdings Ltd. (d)	2,880	4
Fraport AG Frankfurt Airport Services Worldwide	43	3
Fresenius Medical Care AG & Co., KGaA	226	16
Fresenius SE & Co., KGaA	495	24
HeidelbergCement AG	75	5
Henkel AG & Co., KGaA	257	24
Henkel AG & Co., KGaA (Preference)	360	36
Infineon Technologies AG	1,553	16
K&S AG (Registered)	108	3
Lanxess AG	64	3
Linde AG	186	36
Merck KGaA	236	22
Metro AG (e)	274	9
Muenchener Rueckversicherungs AG (Registered)	249	49
Osram Licht AG (e)	69	3

Porsche Automobil Holding SE (Preference)	320	26
QIAGEN N.V. (e)	570	13
RWE AG	589	23
Salzgitter AG	88	3
SAP SE	960	69
Siemens AG (Registered)	696	83
Suedzucker AG	40	1
ThyssenKrupp AG (e)	249	6
Volkswagen AG	44	9
Volkswagen AG (Preference)	182	38
		1,154
Greece (0.1%)
Aegean Airlines SA (e)	224	2
Alpha Bank AE (e)	21,467	17
Athens Water Supply & Sewage Co., SA (The)	210	2
Ellaktor SA (e)	657	2
Eurobank Ergasias SA (e)	45,515	18
Eurobank Properties Real Estate Investment Co. REIT	227	3
FF Group (e)	187	7
Fourlis Holdings SA (e)	171	1
GEK Terna Holding Real Estate Construction SA (e)	382	2
Hellenic Exchanges - Athens Stock Exchange SA Holding (e)	551	4
Hellenic Petroleum SA (e)	492	3
Hellenic Telecommunications Organization SA (e)	1,496	20
Intralot SA-Integrated Lottery Systems & Services (e)	378	1
JUMBO SA (e)	775	10
Lamda Development SA (e)	278	1
Marfin Investment Group Holdings SA (e)	2,221	1
Metka SA	119	1
Motor Oil Hellas Corinth Refineries SA	216	2
Mytilineos Holdings SA (e)	503	4
National Bank of Greece SA (e)	7,238	21
OPAP SA	1,106	14
Piraeus Bank SA (e)	9,927	17
Public Power Corp. SA (e)	773	9
Terna Energy SA (e)	119	—	@
Titan Cement Co., SA	187	5
		167
Hong Kong (0.2%)
Bank of East Asia Ltd.	3,359	14
BOC Hong Kong Holdings Ltd.	4,500	14
Cheung Kong Holdings Ltd.	2,000	33
CLP Holdings Ltd.	2,700	22
Global Brands Group Holding Ltd. (e)	8,000	2
Hang Lung Group Ltd.	1,000	5
Hang Lung Properties Ltd.	4,000	11
Hang Seng Bank Ltd.	1,700	27
Henderson Land Development Co., Ltd.	2,767	18
Hong Kong & China Gas Co., Ltd.	6,425	14
Hong Kong Exchanges and Clearing Ltd.	1,356	29
Hutchison Whampoa Ltd.	3,000	36
Kerry Logistics Network Ltd.	750	1
Kerry Properties Ltd.	1,500	5
Link REIT (The)	2,754	16
MTR Corp., Ltd.	3,159	12
New World Development Co., Ltd.	6,794	8
Power Assets Holdings Ltd.	2,000	18
Sands China Ltd.	3,200	17
Sino Land Co., Ltd.	5,629	9

Sun Hung Kai Properties Ltd.	2,338	33
Swire Pacific Ltd., Class A	1,000	13
Swire Properties Ltd.	950	3
Wharf Holdings Ltd.	1,400	10
		370
Ireland (0.0%)
Bank of Ireland (e)	122,348	48
CRH PLC	832	19
Kerry Group PLC, Class A	72	5
		72
Italy (0.4%)
Assicurazioni Generali SpA	1,305	27
Atlantia SpA	346	9
Banca Monte dei Paschi di Siena SpA (e)	22,051	29
Banco Popolare SC (e)	2,203	32
Enel Green Power SpA	1,917	5
Enel SpA	6,864	36
Eni SpA	2,182	52
Exor SpA	94	4
Fiat SpA (e)	1,034	10
Finmeccanica SpA (e)	598	6
Intesa Sanpaolo SpA	74,917	226
Luxottica Group SpA	117	6
Mediobanca SpA (e)	766	7
Prysmian SpA	198	4
Saipem SpA (e)	257	6
Snam SpA	1,686	9
Telecom Italia SpA (e)	9,102	10
Telecom Italia SpA	3,838	3
Terna Rete Elettrica Nazionale SpA	1,572	8
UniCredit SpA	25,678	203
Unione di Banche Italiane SCPA	5,111	43
		735
Japan (2.0%)
Aeon Co., Ltd.	2,400	24
Aisin Seiki Co., Ltd.	400	14
Ajinomoto Co., Inc.	2,000	33
Asahi Glass Co., Ltd.	2,000	11
Asahi Group Holdings Ltd.	1,200	35
Asahi Kasei Corp.	3,000	24
Astellas Pharma, Inc.	2,500	37
Bank of Yokohama Ltd. (The)	5,000	27
Bridgestone Corp.	1,200	40
Canon, Inc.	1,300	42
Central Japan Railway Co.	234	32
Chubu Electric Power Co., Inc. (e)	1,100	13
Chugoku Electric Power Co., Inc. (The)	700	9
Dai Nippon Printing Co., Ltd.	1,000	10
Dai-ichi Life Insurance Co., Ltd. (The)	1,700	25
Daiichi Sankyo Co., Ltd.	1,000	16
Daikin Industries Ltd.	400	25
Daiwa House Industry Co., Ltd.	2,000	36
Daiwa Securities Group, Inc.	5,000	40
Denso Corp.	700	32
East Japan Railway Co.	500	37
Eisai Co., Ltd.	600	24
FANUC Corp.	300	54

Fast Retailing Co., Ltd.	100	33
FUJIFILM Holdings Corp.	1,000	31
Fujitsu Ltd.	4,000	25
Hankyu Hanshin Holdings, Inc.	5,000	29
Hitachi Ltd.	5,000	38
Honda Motor Co., Ltd.	1,900	66
Hoya Corp.	900	30
Inpex Corp.	1,200	17
ITOCHU Corp.	2,200	27
Japan Tobacco, Inc.	2,146	70
JFE Holdings, Inc.	900	18
JX Holdings, Inc.	4,300	20
Kansai Electric Power Co., Inc. (The) (e)	1,200	11
Kao Corp.	1,100	43
KDDI Corp.	623	37
Keyence Corp.	200	87
Kintetsu Corp.	6,000	20
Kirin Holdings Co., Ltd.	2,500	33
Kobe Steel Ltd.	8,000	13
Komatsu Ltd.	1,600	37
Konica Minolta, Inc.	1,500	16
Kubota Corp.	3,000	47
Kuraray Co., Ltd.	1,000	12
Kyocera Corp.	600	28
Kyushu Electric Power Co., Inc. (e)	800	9
LIXIL Group Corp.	1,100	23
Marubeni Corp.	3,000	21
Mitsubishi Chemical Holdings Corp.	3,500	17
Mitsubishi Corp.	1,800	37
Mitsubishi Electric Corp.	3,000	40
Mitsubishi Estate Co., Ltd.	2,000	45
Mitsubishi Heavy Industries Ltd.	7,000	45
Mitsui & Co., Ltd.	2,200	35
Mitsui Fudosan Co., Ltd.	2,000	61
Mitsui OSK Lines Ltd.	3,000	10
Mizuho Financial Group, Inc.	28,900	52
MS&AD Insurance Group Holdings, Inc.	1,100	24
Murata Manufacturing Co., Ltd.	300	34
NEC Corp.	8,000	28
NGK Insulators Ltd.	1,000	24
Nidec Corp.	400	27
Nikon Corp.	800	12
Nintendo Co., Ltd.	100	11
Nippon Building Fund, Inc. REIT	4	21
Nippon Steel Sumitomo Metal Corp.	10,000	26
Nippon Telegraph & Telephone Corp.	700	43
Nippon Yusen KK	3,000	8
Nissan Motor Co., Ltd.	3,000	29
Nisshin Seifun Group, Inc.	110	1
Nitto Denko Corp.	300	16
Nomura Holdings, Inc.	5,300	32
NTT DoCoMo, Inc.	2,100	35
Odakyu Electric Railway Co., Ltd.	3,000	27
Olympus Corp. (e)	500	18
Omron Corp.	700	32
Oriental Land Co., Ltd.	200	38
ORIX Corp.	1,710	24
Osaka Gas Co., Ltd.	5,000	20
Panasonic Corp.	2,800	33
Rakuten, Inc.	2,000	23
Ricoh Co., Ltd.	2,000	21
Rohm Co., Ltd.	300	19

Secom Co., Ltd.	500	30
Sekisui House Ltd.	2,000	24
Seven & I Holdings Co., Ltd.	1,800	70
Sharp Corp. (e)	2,000	6
Shikoku Electric Power Co., Inc. (e)	500	6
Shin-Etsu Chemical Co., Ltd.	500	33
Shionogi & Co., Ltd.	1,200	27
Shiseido Co., Ltd.	1,100	18
Shizuoka Bank Ltd. (The)	3,000	31
SMC Corp.	200	55
Softbank Corp.	1,100	77
Sompo Japan Nipponkoa Holdings, Inc.	1,000	24
Sony Corp.	1,300	24
Sumitomo Chemical Co., Ltd.	3,000	11
Sumitomo Corp.	1,900	21
Sumitomo Electric Industries Ltd.	1,200	18
Sumitomo Metal Mining Co., Ltd.	1,000	14
Sumitomo Mitsui Financial Group, Inc.	1,900	77
Sumitomo Mitsui Trust Holdings, Inc.	5,000	21
Sumitomo Realty & Development Co., Ltd.	1,000	36
Suntory Beverage & Food Ltd.	100	4
Suzuki Motor Corp.	700	23
T&D Holdings, Inc.	1,700	22
Takeda Pharmaceutical Co., Ltd.	900	39
TDK Corp.	400	22
Terumo Corp.	1,000	24
Tohoku Electric Power Co., Inc.	1,000	11
Tokio Marine Holdings, Inc.	1,100	34
Tokyo Electric Power Co., Inc. (e)	3,400	12
Tokyo Electron Ltd.	500	33
Tokyo Gas Co., Ltd.	4,000	22
Tokyu Corp.	3,000	20
Toray Industries, Inc.	3,000	20
Toshiba Corp.	5,000	23
Toyota Industries Corp.	800	39
Toyota Motor Corp.	3,400	200
Unicharm Corp.	300	7
West Japan Railway Co.	400	18
Yahoo! Japan Corp.	4,700	18
Yamada Denki Co., Ltd.	2,500	7
Yamato Holdings Co., Ltd.	400	7
		3,677
Kazakhstan (0.0%)
Kazakhmys PLC (e)	1,579	7

Netherlands (0.3%)
Akzo Nobel N.V.	388	26
ArcelorMittal	1,340	18
ASML Holding N.V.	509	51
CNH Industrial N.V.	777	6
Corio N.V. REIT	116	6
Fugro N.V. CVA	96	3
Heineken Holding N.V.	49	3
Heineken N.V.	725	54
ING Groep N.V. CVA (e)	5,653	81
Koninklijke Ahold N.V.	2,052	33
Koninklijke KPN N.V. (e)	1,823	6
Koninklijke Philips N.V.	1,872	60
Koninklijke Vopak N.V.	116	6
PostNL N.V. (e)	656	3

TNT Express N.V.	586	4
Unilever N.V. CVA	2,742	109
		469
Norway (0.1%)
Akastor ASA	246	1
Aker Solutions ASA (c)(e)	246	3
DnB ASA	2,312	43
Kvaerner ASA	246	—	@
Norsk Hydro ASA	1,778	10
Orkla ASA	1,578	14
REC Silicon ASA (e)	1,171	1
Statoil ASA	2,284	62
Subsea 7 SA	420	6
Telenor ASA	995	22
Yara International ASA	352	18
		180
Poland (0.0%)
Jeronimo Martins SGPS SA	3,151	35

Portugal (0.2%)
Altri SGPS SA	1,022	3
Banco BPI SA (e)	11,197	24
Banco Comercial Portugues SA (e)	508,939	67
Banco Espirito Santo SA (Registered) (e)	78,166	3
BANIF - Banco Internacional do Funchal SA (e)	449,889	4
CTT-Correios de Portugal SA	1,734	17
EDP - Energias de Portugal SA	20,362	89
Galp Energia SGPS SA	3,317	54
Impresa SGPS SA (e)	408	1
Mota-Engil SGPS SA	2,312	15
NOS SGPS	2,713	16
Portucel SA	902	4
Portugal Telecom SGPS SA (Registered)	25,927	54
REN - Redes Energeticas Nacionais SGPS SA	2,202	7
Semapa-Sociedade de Investimento e Gestao	185	2
Sonae	14,055	20
Teixeira Duarte SA	998	1
		381
Russia (0.3%)
Gazprom OAO ADR	17,649	124
Lukoil OAO ADR	1,574	80
Magnit OJSC GDR	753	44
MegaFon OAO GDR	259	7
MMC Norilsk Nickel OJSC ADR	1,523	28
Mobile Telesystems OJSC ADR	1,500	22
NovaTek OAO (Registered GDR)	289	30
Rosneft OAO (Registered GDR)	3,895	23
Sberbank of Russia ADR	9,908	78
Severstal OAO GDR	476	5
Sistema JSFC GDR	304	2
Surgutneftegas OAO ADR	4,574	31
Tatneft OAO ADR	686	24
Uralkali OJSC (Registerd GDR)	972	17
VTB Bank OJSC (Registerd GDR)	7,530	15
		530

South Africa (0.1%)
SABMiller PLC	4,938	274

Spain (0.9%)
Abertis Infraestructuras SA	497	10
ACS Actividades de Construccion y Servicios SA	323	12
Amadeus IT Holding SA, Class A	300	11
Banco Bilbao Vizcaya Argentaria SA	36,083	435
Banco de Sabadell SA	24,663	73
Banco Popular Espanol SA	9,932	61
Banco Santander SA	72,080	693
Bankia SA (e)	23,330	43
CaixaBank SA	10,409	63
Distribuidora Internacional de Alimentacion SA	1,240	9
EDP Renovaveis SA	2,039	14
Enagas SA	359	12
Ferrovial SA	526	10
Gas Natural SDG SA	327	10
Grifols SA	139	6
Grifols SA, Class B	19	1
Iberdrola SA	4,724	34
Inditex SA	1,405	39
International Consolidated Airlines Group SA (e)	1,797	11
Red Electrica Corp., SA	144	12
Repsol SA	1,442	34
Telefonica SA	4,272	66
		1,659
Sweden (0.7%)
Alfa Laval AB	1,433	31
Assa Abloy AB, Class B	1,134	59
Atlas Copco AB, Class A	2,752	79
Atlas Copco AB, Class B	1,447	38
Boliden AB	904	15
Electrolux AB, Class B	644	17
Hennes & Mauritz AB, Class B	3,058	127
Hexagon AB, Class B	800	25
Husqvarna AB, Class B	486	3
Investment AB Kinnevik	376	14
Investor AB, Class B	1,472	52
Millicom International Cellular SA SDR	268	21
Nordea Bank AB	10,414	135
Ratos AB, Class B	242	2
Sandvik AB	3,965	45
Skandinaviska Enskilda Banken AB	7,682	103
Skanska AB, Class B	815	17
SKF AB, Class B	1,216	25
Svenska Cellulosa AB SCA, Class B	2,231	53
Svenska Handelsbanken AB, Class A	2,527	119
Swedbank AB, Class A	1,753	44
Swedish Match AB	1,545	50
Tele2 AB, Class B	1,116	13
Telefonaktiebolaget LM Ericsson, Class B	10,055	128
TeliaSonera AB	14,846	103
Volvo AB, Class B	5,564	60
		1,378
Switzerland (2.3%)
ABB Ltd. (Registered) (e)	9,136	205
Actelion Ltd. (Registered) (e)	826	97

Adecco SA (Registered) (e)	856	58
Aryzta AG (e)	42	4
Baloise Holding AG (Registered)	328	42
Barry Callebaut AG (Registered) (e)	1	1
Cie Financiere Richemont SA (Registered)	1,741	143
Coca-Cola HBC AG (e)	241	5
Credit Suisse Group AG (Registered) (e)	4,492	124
GAM Holding AG (e)	1,136	20
Geberit AG (Registered)	272	88
Givaudan SA (Registered) (e)	43	69
Holcim Ltd. (Registered) (e)	803	59
Julius Baer Group Ltd. (e)	872	39
Kuehne & Nagel International AG (Registered)	257	32
Lonza Group AG (Registered) (e)	409	49
Nestle SA (Registered)	12,014	884
Novartis AG (Registered)	4,021	380
Roche Holding AG (Genusschein)	3,741	1,109
Schindler Holding AG	292	40
SGS SA (Registered)	41	85
Sonova Holding AG (Registered)	429	69
Swatch Group AG (The)	117	56
Swiss Life Holding AG (Registered) (e)	132	31
Swiss Re AG (e)	487	39
Syngenta AG (Registered)	460	147
UBS AG (Registered) (e)	13,619	238
Zurich Insurance Group AG (e)	679	203
		4,316
United Kingdom (5.1%)
3i Group PLC	4,963	31
Admiral Group PLC	1,371	29
AMEC PLC	1,662	30
Anglo American PLC	4,826	108
ARM Holdings PLC	9,016	132
Associated British Foods PLC	172	8
AstraZeneca PLC	3,073	221
Aviva PLC	14,316	122
BAE Systems PLC	18,477	141
Barclays PLC	82,361	304
BG Group PLC	11,049	204
BHP Billiton PLC	7,996	222
BP PLC	42,651	314
British American Tobacco PLC	7,576	428
British Land Co., PLC REIT	5,003	57
British Sky Broadcasting Group PLC	7,459	107
BT Group PLC	49,753	306
Burberry Group PLC	1,622	40
Cairn Energy PLC (e)	2,702	8
Capita PLC	4,187	79
Centrica PLC	23,157	116
Compass Group PLC	9,998	162
Diageo PLC	10,072	291
Experian PLC	5,817	93
Friends Life Group Ltd.	7,959	40
G4S PLC	13,331	54
GlaxoSmithKline PLC	9,930	228
Glencore PLC (e)	29,369	163
Hammerson PLC REIT	3,958	37
HSBC Holdings PLC	28,958	294
ICAP PLC	2,393	15
Imperial Tobacco Group PLC	4,546	196

Inmarsat PLC	860	10
Intu Properties PLC REIT	3,113	16
Investec PLC	2,907	25
J Sainsbury PLC	594	2
Johnson Matthey PLC	960	45
Land Securities Group PLC REIT	4,269	72
Legal & General Group PLC	23,729	88
Lloyds Banking Group PLC (e)	97,907	122
Man Group PLC	8,436	16
Marks & Spencer Group PLC	5,352	35
National Grid PLC	13,973	201
Next PLC	1,228	132
Old Mutual PLC	19,436	57
Petrofac Ltd.	1,454	24
Prudential PLC	13,665	305
Randgold Resources Ltd.	323	22
Reckitt Benckiser Group PLC	3,290	285
Reed Elsevier PLC	7,017	112
Rexam PLC	3,426	27
Rio Tinto PLC	5,060	249
Rolls-Royce Holdings PLC (e)	12,280	192
Royal Bank of Scotland Group PLC (e)	12,080	72
Royal Dutch Shell PLC, Class A	11,092	424
Royal Dutch Shell PLC, Class B	8,887	351
RSA Insurance Group PLC (e)	3,934	31
Schroders PLC	497	19
Segro PLC REIT	4,169	25
Severn Trent PLC	1,079	33
Shire PLC	4,249	368
Signet Jewelers Ltd.	162	18
Smith & Nephew PLC	5,772	97
Smiths Group PLC	2,245	46
SSE PLC	4,267	107
Standard Chartered PLC	5,472	101
Standard Life PLC	10,449	70
Tate & Lyle PLC	223	2
Tesco PLC	30,439	92
Tullow Oil PLC	4,038	42
Unilever PLC	5,255	220
United Utilities Group PLC	3,293	43
Vodafone Group PLC	128,350	425
Weir Group PLC (The)	985	40
WM Morrison Supermarkets PLC	12,044	33
Wolseley PLC	1,199	63
WPP PLC	12,234	246
		9,585
United States (31.9%)
3M Co.	4,129	585
Aaron’s, Inc.	750	18
Abbott Laboratories	6,550	272
AbbVie, Inc.	5,812	336
Accenture PLC, Class A	2,786	227
Actavis plc (e)	154	37
Actuant Corp., Class A	592	18
Acuity Brands, Inc.	153	18
Adobe Systems, Inc. (e)	974	67
ADT Corp. (The)	13	—	@
Advance Auto Parts, Inc.	144	19
AES Corp.	374	5
Aetna, Inc.	591	48

Agilent Technologies, Inc.	399	23
Alaska Air Group, Inc.	421	18
Alexander & Baldwin, Inc.	508	18
Alexion Pharmaceuticals, Inc. (e)	337	56
Allegion PLC	385	18
Allergan, Inc.	923	164
Alpha Natural Resources, Inc. (e)	109	—	@
Altera Corp.	401	14
Altria Group, Inc.	9,566	439
Amazon.com, Inc. (e)	1,483	478
Ameren Corp.	189	7
American Electric Power Co., Inc.	752	39
American Express Co.	15,874	1,390
American International Group, Inc.	8,100	438
American Tower Corp. REIT	558	52
Ameriprise Financial, Inc.	201	25
AmerisourceBergen Corp.	585	45
AMETEK, Inc.	363	18
Amgen, Inc.	3,206	450
Amphenol Corp., Class A	484	48
Anadarko Petroleum Corp.	3,912	397
Analog Devices, Inc.	152	8
Analogic Corp.	242	15
Andersons, Inc. (The)	299	19
Annaly Capital Management, Inc. REIT	1,117	12
Apache Corp.	229	22
Apple, Inc.	21,385	2,155
ArcBest Corp.	490	18
Arch Coal, Inc.	8,793	19
Archer-Daniels-Midland Co.	282	14
AT&T, Inc.	17,038	600
Automatic Data Processing, Inc.	411	34
Avery Dennison Corp.	471	21
Avon Products, Inc.	184	2
Baker Hughes, Inc.	741	48
Balchem Corp.	326	18
Bank of America Corp.	48,300	824
Bank of New York Mellon Corp. (The)	1,149	45
Baxter International, Inc.	4,072	292
BB&T Corp.	1,116	42
Becton Dickinson and Co.	475	54
Bed Bath & Beyond, Inc. (e)	391	26
Belden, Inc.	284	18
Berkshire Hathaway, Inc., Class B (e)	4,000	553
Biogen Idec, Inc. (e)	1,388	459
Blackhawk Network Holdings, Inc. (e)	17	1
BlackRock, Inc.	1,249	410
Boeing Co. (The)	2,731	348
Boston Properties, Inc. REIT	158	18
Boston Scientific Corp. (e)	1,545	18
Bristol-Myers Squibb Co.	10,530	539
Broadcom Corp., Class A	437	18
Brookfield Property Partners LP	40	1
Brown-Forman Corp., Class B	53	5
Bunge Ltd.	63	5
C.H. Robinson Worldwide, Inc.	209	14
Cablevision Systems Corp.	688	12
Cabot Oil & Gas Corp.	583	19
Callaway Golf Co.	989	7
Cameron International Corp. (e)	80	5
Campbell Soup Co.	88	4
Cantel Medical Corp.	229	8

Capital One Financial Corp.	201	16
Cardinal Health, Inc.	361	27
CareFusion Corp. (e)	616	28
Carnival Corp.	2	—	@
Cash America International, Inc.	351	15
Caterpillar, Inc.	3,832	380
CBS Corp., Class B	911	49
Celadon Group, Inc.	322	6
Celgene Corp. (e)	3,907	370
CenterPoint Energy, Inc.	158	4
CenturyLink, Inc.	908	37
Cerner Corp. (e)	941	56
CF Industries Holdings, Inc.	7	2
Charles Schwab Corp. (The)	1,957	58
Chesapeake Energy Corp.	223	5
Chevron Corp.	7,032	839
Chipotle Mexican Grill, Inc. (e)	40	27
Church & Dwight Co., Inc.	59	4
Cigna Corp.	752	68
Cimarex Energy Co.	146	18
Cintas Corp.	169	12
CIRCOR International, Inc.	168	11
Cisco Systems, Inc.	20,077	505
CIT Group, Inc.	544	25
Citigroup, Inc.	13,422	696
Citrix Systems, Inc. (e)	333	24
Cliffs Natural Resources, Inc.	15	—	@
Clorox Co. (The)	56	5
CME Group, Inc.	191	15
Coach, Inc.	422	15
Coca-Cola Co.	5,610	239
Coca-Cola Enterprises, Inc.	214	10
Cognizant Technology Solutions Corp., Class A (e)	726	33
Colgate-Palmolive Co.	11,398	743
Comcast Corp., Class A	9,888	532
Comcast Corp. Special Class A	806	43
Comerica, Inc.	201	10
ConAgra Foods, Inc.	179	6
Concho Resources, Inc. (e)	109	14
ConocoPhillips	7,057	540
CONSOL Energy, Inc.	1,017	39
Consolidated Edison, Inc.	416	24
Constellation Brands, Inc., Class A (e)	70	6
Cooper Cos., Inc. (The)	119	19
Costco Wholesale Corp.	2,795	350
Covidien PLC	474	41
CR Bard, Inc.	284	41
Crown Castle International Corp.	635	51
CST Brands, Inc.	590	21
CSX Corp.	850	27
Cubic Corp.	298	14
Cummins, Inc.	9	1
CVS Health Corp.	12,271	977
Cytec Industries, Inc.	389	18
D.R. Horton, Inc.	894	18
Danaher Corp.	5,878	447
DaVita HealthCare Partners, Inc. (e)	385	28
Deere & Co.	22	2
Delta Air Lines, Inc.	512	19
Deltic Timber Corp.	68	4
DENTSPLY International, Inc.	492	22
Devon Energy Corp.	456	31

DIRECTV, Class A (e)	612	53
Discover Financial Services	705	45
Discovery Communications, Inc., Class A (e)	605	23
Discovery Communications, Inc., Class C (e)	1,815	68
Dominion Resources, Inc.	454	31
Dow Chemical Co. (The)	6,600	346
Dr. Pepper Snapple Group, Inc.	88	6
DTE Energy Co.	363	28
Duke Energy Corp.	3,155	236
Dun & Bradstreet Corp. (The)	144	17
Eagle Materials, Inc.	183	19
Eaton Corp., PLC	27	2
eBay, Inc. (e)	6,559	371
Ecolab, Inc.	29	3
Edison International	548	31
Edwards Lifesciences Corp. (e)	208	21
EI du Pont de Nemours & Co.	4,800	344
Eli Lilly & Co.	4,800	311
EMC Corp.	15,015	439
Emerson Electric Co.	3,934	246
Encore Wire Corp.	212	8
Energizer Holdings, Inc.	27	3
Entergy Corp.	365	28
EOG Resources, Inc.	1,192	118
EQT Corp.	202	19
Equity Residential REIT	437	27
Estee Lauder Cos., Inc. (The), Class A	570	43
Exelon Corp.	799	27
Expedia, Inc.	218	19
Express Scripts Holding Co. (e)	3,106	219
Exxon Mobil Corp.	14,674	1,380
Facebook, Inc., Class A (e)	5,300	419
Fair Isaac Corp.	336	19
Fastenal Co.	14	1
FedEx Corp.	536	87
Fifth Third Bancorp	1,665	33
Financial Engines, Inc.	555	19
FirstEnergy Corp.	491	17
Fluor Corp.	41	3
FMC Technologies, Inc. (e)	89	5
Ford Motor Co.	19,894	294
Franklin Resources, Inc.	401	22
Freeport-McMoRan, Inc.	34,800	1,136
Frontier Communications Corp.	723	5
General Dynamics Corp.	66	8
General Electric Co.	21,808	559
General Growth Properties, Inc. REIT	1,205	28
General Mills, Inc.	1,222	62
Gilead Sciences, Inc. (e)	5,552	591
Global Payments, Inc.	263	18
Goldman Sachs Group, Inc. (The)	2,125	390
Google, Inc., Class A (e)	758	446
Google, Inc., Class C (e)	758	438
Green Plains, Inc.	490	18
Halliburton Co.	32,630	2,105
HCP, Inc. REIT	398	16
Health Care REIT, Inc.	437	27
Heartland Express, Inc.	785	19
Heartland Payment Systems, Inc.	392	19
Henry Schein, Inc. (e)	149	17
Herbalife Ltd.	38	2
Hershey Co. (The)	216	21

Hess Corp.	209	20
Hewlett-Packard Co.	4,706	167
Home Depot, Inc.	6,600	606
Honeywell International, Inc.	6,241	581
Hormel Foods Corp.	63	3
Hospira, Inc. (e)	97	5
Hudson City Bancorp, Inc.	170	2
Humana, Inc.	208	27
Illinois Tool Works, Inc.	26	2
Intel Corp.	11,863	413
Intercontinental Exchange, Inc.	115	22
Interface, Inc.	898	15
International Business Machines Corp.	3,546	673
International Speedway Corp., Class A	279	9
Interpublic Group of Cos., Inc. (The)	1,560	29
Intuit, Inc.	405	36
Intuitive Surgical, Inc. (e)	64	30
Invacare Corp.	345	4
Invesco Ltd.	752	30
Iron Mountain, Inc.	561	18
JM Smucker Co. (The)	46	5
Johnson & Johnson	11,952	1,274
Johnson Controls, Inc.	688	30
Jones Lang LaSalle, Inc.	147	19
Joy Global, Inc.	41	2
JPMorgan Chase & Co.	18,638	1,123
Juniper Networks, Inc.	1,098	24
KB Home	1,214	18
Kellogg Co.	714	44
Keurig Green Mountain, Inc.	59	8
KeyCorp	1,279	17
Kimberly-Clark Corp.	3,163	340
Kimco Realty Corp. REIT	926	20
Kohl’s Corp.	382	23
Kraft Foods Group, Inc.	347	20
Kroger Co. (The)	1,171	61
L Brands, Inc.	450	30
Laboratory Corp. of America Holdings (e)	204	21
Landstar System, Inc.	259	19
Las Vegas Sands Corp.	147	9
Lennar Corp., Class A	473	18
Li & Fung Ltd. (d)	8,000	9
Liberty Global PLC, Class A (e)	339	14
Liberty Global PLC Series C (e)	1,299	53
Liberty Property Trust REIT	542	18
Lockheed Martin Corp.	14	3
Loews Corp.	444	19
Lorillard, Inc.	162	10
Lowe’s Cos., Inc.	7,042	373
M&T Bank Corp.	181	22
Macerich Co. (The) REIT	437	28
Mallinckrodt PLC (e)	92	8
Manpowergroup, Inc.	99	7
Marathon Oil Corp.	586	22
Marathon Petroleum Corp.	419	35
Marriott International, Inc., Class A	2	—	@
Mastercard, Inc., Class A	8,159	603
MAXIMUS, Inc.	460	18
McCormick & Co., Inc.	52	4
McDonald’s Corp.	4,074	386
McGraw Hill Financial, Inc.	496	42
McKesson Corp.	612	119

Mead Johnson Nutrition Co.	323	31
Medtronic, Inc.	7,722	478
Merck & Co., Inc.	9,615	570
Microsoft Corp.	24,114	1,118
Minerals Technologies, Inc.	296	18
Molson Coors Brewing Co., Class B	64	5
Mondelez International, Inc., Class A	3,453	118
Monsanto Co.	1,048	118
Monster Beverage Corp. (e)	61	6
Mosaic Co. (The)	26	1
Murphy Oil Corp.	416	24
Murphy USA, Inc. (e)	129	7
Mylan, Inc. (e)	216	10
Nabors Industries Ltd.	801	18
NASDAQ OMX Group, Inc. (The)	170	7
National Oilwell Varco, Inc.	597	45
NetApp, Inc.	1,014	44
New York Community Bancorp, Inc.	170	3
Newfield Exploration Co. (e)	534	20
Newmont Mining Corp.	26,535	612
News Corp., Class A (e)	1,494	24
News Corp., Class B (e)	256	4
NextEra Energy, Inc.	399	37
NII Holdings, Inc. (e)	90	—	@
NIKE, Inc., Class B	6,402	571
Noble Corp. PLC	201	4
Noble Energy, Inc.	356	24
Nordstrom, Inc.	124	8
Norfolk Southern Corp.	787	88
Northrop Grumman Corp.	17	2
NOW, Inc. (e)	149	5
O’Reilly Automotive, Inc. (e)	229	34
Occidental Petroleum Corp.	3,503	337
Olympic Steel, Inc.	111	2
Omnicom Group, Inc.	359	25
ONE Gas, Inc.	102	4
ONEOK, Inc.	408	27
Oracle Corp.	14,707	563
PACCAR, Inc.	20	1
Paragon Offshore PLC (e)	67	—	@
Patterson Cos., Inc.	48	2
Peabody Energy Corp.	703	9
Pentair PLC	6	—	@
People’s United Financial, Inc.	170	2
PepsiCo, Inc.	6,253	582
PerkinElmer, Inc.	494	22
Perrigo Co., PLC	202	30
Pfizer, Inc.	21,002	621
PG&E Corp.	544	25
Philip Morris International, Inc.	5,868	489
Phillips 66	2,437	198
Pioneer Natural Resources Co.	477	94
Pitney Bowes, Inc.	184	5
Plum Creek Timber Co., Inc. REIT	542	21
PNC Financial Services Group, Inc. (The)	2,010	172
Power Integrations, Inc.	338	18
PPL Corp.	571	19
Praxair, Inc.	26	3
Precision Castparts Corp.	83	20
Priceline Group, Inc. (e)	48	56
PrivateBancorp, Inc.	623	19
Procter & Gamble Co. (The)	11,742	983

ProLogis, Inc. REIT	397	15
Public Service Enterprise Group, Inc.	671	25
Public Storage REIT	151	25
PVH Corp.	152	18
QEP Resources, Inc.	596	18
QUALCOMM, Inc.	9,876	738
Quest Diagnostics, Inc.	316	19
Range Resources Corp.	405	27
Rayonier Advanced Materials	153	5
Rayonier, Inc. REIT	460	14
Raytheon Co.	20	2
Regeneron Pharmaceuticals, Inc. (e)	46	17
Regions Financial Corp.	1,787	18
Republic Services, Inc.	596	23
Reynolds American, Inc.	142	8
Robert Half International, Inc.	201	10
Rockwell Automation, Inc.	9	1
Roper Industries, Inc.	127	19
Ross Stores, Inc.	416	31
Rouse Properties, Inc. REIT	44	1
Royal Caribbean Cruises Ltd.	2	—	@
Ryland Group, Inc. (The)	542	18
Safeway, Inc.	104	4
Salesforce.com, Inc. (e)	549	32
SanDisk Corp.	382	37
Schlumberger Ltd.	5,019	510
Scripps Networks Interactive, Inc., Class A	143	11
Sempra Energy	431	45
Seventy Seven Energy, Inc. (e)	15	—	@
Sigma-Aldrich Corp.	137	19
Simon Property Group, Inc. REIT	1,488	245
Skyworks Solutions, Inc.	320	19
SM Energy Co.	234	18
Sonic Automotive, Inc., Class A	797	20
Southern Co. (The)	666	29
Southwest Airlines Co.	552	19
Southwestern Energy Co. (e)	672	24
Spectra Energy Corp.	805	32
Sprint Corp. (e)	3,916	25
St. Jude Medical, Inc.	609	37
Standex International Corp.	120	9
Staples, Inc.	425	5
Starbucks Corp.	4,097	309
State Street Corp.	432	32
Stericycle, Inc. (e)	235	27
Stewart Information Services Corp.	241	7
Stryker Corp.	577	47
SunTrust Banks, Inc.	631	24
Symantec Corp.	918	22
Sysco Corp.	1,149	44
T. Rowe Price Group, Inc.	362	28
Target Corp.	3,847	241
TE Connectivity Ltd.	167	9
Tenaris SA	473	11
Tenet Healthcare Corp. (e)	56	3
Terex Corp.	584	19
Texas Instruments, Inc.	11,124	531
Textron, Inc.	513	18
Thermo Fisher Scientific, Inc.	871	106
Time Warner Cable, Inc.	448	64
Time Warner, Inc.	2,356	177
Time, Inc. (e)	294	7

Titan International, Inc.	1,067	13
TJX Cos., Inc. (The)	1,969	117
Towers Watson & Co., Class A	186	19
Triumph Group, Inc.	283	18
Twenty-First Century Fox, Inc.	6,246	213
Tyco International Ltd.	27	1
Tyson Foods, Inc., Class A	121	5
Ultra Petroleum Corp. (e)	130	3
UniFirst Corp.	177	17
Union Pacific Corp.	6,312	684
United Community Banks, Inc.	1,128	19
United Parcel Service, Inc., Class B	7,570	744
United States Steel Corp.	448	18
United Technologies Corp.	11,544	1,219
UnitedHealth Group, Inc.	7,058	609
Universal Health Services, Inc., Class B	168	18
US Bancorp	5,159	216
UTi Worldwide, Inc. (e)	1,763	19
Valero Energy Corp.	746	35
Varian Medical Systems, Inc. (e)	417	33
Ventas, Inc. REIT	437	27
Verisk Analytics, Inc., Class A (e)	152	9
Verizon Communications, Inc.	13,490	675
Vertex Pharmaceuticals, Inc. (e)	135	15
VF Corp.	424	28
Viacom, Inc., Class B	373	29
Visa, Inc., Class A	2,681	572
Vornado Realty Trust REIT	118	12
Vulcan Materials Co.	304	18
Wabtec Corp.	230	19
Wal-Mart Stores, Inc.	12,299	941
Walgreen Co.	1,491	88
Walt Disney Co. (The)	7,082	631
Washington Prime Group, Inc. REIT	744	13
Waste Management, Inc.	610	29
Waters Corp. (e)	49	5
Weatherford International PLC (e)	1,834	38
WellPoint, Inc.	583	70
Wells Fargo & Co.	13,701	711
Western Union Co. (The)	80	1
Weyerhaeuser Co. REIT	736	23
Whole Foods Market, Inc.	903	34
Williams Cos., Inc. (The)	1,063	59
Wisconsin Energy Corp.	199	9
Woodward, Inc.	384	18
World Fuel Services Corp.	459	18
WPX Energy, Inc. (e)	374	9
WW Grainger, Inc.	3	1
Wynn Resorts Ltd.	103	19
Xcel Energy, Inc.	476	14
Xerox Corp.	2,250	30
Xylem, Inc.	121	4
Yahoo!, Inc. (e)	1,106	45
Yum! Brands, Inc.	492	35
Zimmer Holdings, Inc.	333	34
Zions Bancorporation	639	19
Zoetis, Inc.	4,580	169
		60,021
Total Common Stocks (Cost $77,068)		90,963

	No. of Rights

Rights (0.0%)
Italy (0.0%)
Fiat S.p.A (e)	1,034	—

Portugal (0.0%)
Mota Engil SGPS (e)(f)	846	—

Spain (0.0%)
Banco Bilbao Vizcaya Argentaria SA (e)	36,083	4
Banco Popular Espanol SA (e)	9,932	—	@
		4
Total Rights (Cost $4)		4

	No. of Warrants

Warrants (0.0%)
France (0.0%)
Peugeot SA (e)	386	1

Hong Kong (0.0%)
Sun Hung Kai Properties Ltd. (e)	192	—	@
Total Warrants (Cost $—@)		1

	Shares	Value (000)

Investment Companies (5.5%)
United Kingdom (0.2%)
ETFS Daily Short Copper (e)	13,880	446

United States (5.3%)
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio (g)	111,651	2,783
iShares MSCI Emerging Markets Index Fund	7,100	295
SPDR S&P 500 ETF Trust	35,000	6,896
		9,974
Total Investment Companies (Cost $8,807)		10,420

Short-Term Investments (17.3%)
Investment Company (16.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h) (Cost $31,288)	31,288,247	31,288

	Face Amount (000)
U.S. Treasury Securities (0.7%)
U.S. Treasury Bills,
0.05%, 2/12/15 (i)(j)	$706	706
0.03%, 2/12/15 (i)(j)	125	125

0.04%, 2/12/15 (i)(j)	465	465
Total U.S. Treasury Securities (Cost $1,296)		1,296
Total Short-Term Investments (Cost $32,584)		32,584
Total Investments (98.8%) (Cost $169,521) (k)+		185,905
Other Assets in Excess of Liabilities (1.2%)		2,282
Net Assets (100.0%)		$188,187

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2014.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Security trades on the Hong Kong exchange.
(e)	Non-income producing security.
(f)	Security has been deemed illiquid at September 30, 2014.
(g)

The Portfolio invests in Morgan Stanley Institutional Fund, Inc. — Emerging Markets Portfolio (“Emerging Markets Portfolio”), an open-end management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Emerging Markets Portfolio. For the nine months ended September 30, 2014, advisory fees paid were reduced by approximately $22,000 relating to the Portfolio’s investment in the Emerging Markets Portfolio.

(h)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduced by approximately $31,000 relating to the Portfolio’s investment in the Liquidity Funds.

(i)	Rate shown is the yield to maturity at September 30, 2014.
(j)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(k)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
+

At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $169,521,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $16,384,000 of which approximately $21,054,000 related to appreciated securities and approximately $4,670,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
GDR	Global Depositary Receipt.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
OJSC	Open Joint Stock Company.
REIT	Real Estate Investment Trust.
SDR	Swedish Depositary Receipt.
SPDR	Standard & Poor’s Depository Receipt.
TBA	To Be Announced.

Foreign Currency Forward Exchange Contracts:
The Portfolio had the following foreign currency forward exchange contracts open at September 30, 2014:

Counterparty	Currency to Deliver (000)			Value (000)		Settlement Date	In Exchange For (000)			Value (000)		Unrealized Appreciation (Depreciation) (000)
Bank of American NA	CHF	871		$913		10/16/14	USD	933		$933		$20
Bank of American NA	PLN	1,170		353		10/16/14	USD	355		355		2
Bank of American NA	USD	191		191		10/16/14	GBP	118		191		(—	@)
Bank of American NA	USD	217		217		10/16/14	RUB	8,267		208		(9)
Bank of Montreal	HUF	87,533		355		10/16/14	USD	355		355		(—	@)
Bank of Montreal	NZD	3,335		2,600		10/16/14	USD	2,711		2,711		111
Bank of Montreal	TRY	1,273		557		10/16/14	USD	572		572		15
Bank of Montreal	TRY	806		352		10/16/14	USD	354		354		2
Bank of Montreal	TRY	568		249		10/16/14	USD	255		255		6
Bank of Montreal	TRY	525		230		10/16/14	USD	230		230		(—	@)
Bank of New York Mellon	EUR	1,360		1,718		10/16/14	USD	1,761		1,761		43
Bank of New York Mellon	USD	1,934		1,934		10/16/14	HKD	14,988		1,930		(4)
Barclays Bank PLC	AUD	1,399		1,224		10/16/14	USD	1,228		1,228		4
Barclays Bank PLC	AUD	677		592		10/16/14	USD	594		594		2
Barclays Bank PLC	AUD	1,563		1,367		10/16/14	USD	1,408		1,408		41
Barclays Bank PLC	AUD	180		157		10/16/14	USD	157		157		(—	@)
Barclays Bank PLC	CLP	783,233		1,308		10/16/14	USD	1,324		1,324		16
Barclays Bank PLC	EUR	399		504		10/16/14	USD	517		517		13
Barclays Bank PLC	INR	21,984		355		10/16/14	USD	357		357		2
Barclays Bank PLC	KRW	373,280		354		10/16/14	USD	357		357		3
Barclays Bank PLC	USD	291		291		10/16/14	GBP	179		291		(—	@)
Barclays Bank PLC	USD	511		511		10/16/14	KRW	529,579		502		(9)
Citibank NA	CAD	1,662		1,484		10/3/14	USD	1,532		1,532		48
Citibank NA	EUR	108		136		10/3/14	USD	139		139		3
Citibank NA	EUR	124		156		10/3/14	USD	160		160		4
Citibank NA	EUR	—	@	—	@	10/3/14	USD	—	@	—	@	—	@
Citibank NA	MXN	8,406		626		10/3/14	USD	641		641		15
Citibank NA	NZD	612		478		10/3/14	USD	499		499		21
Citibank NA	USD	1,690		1,690		10/16/14	EUR	1,306		1,649		(41)
Citibank NA	USD	1,126		1,126		10/16/14	JPY	120,610		1,100		(26)
Citibank NA	USD	1,224		1,224		10/16/14	JPY	134,234		1,224		(—	@)
Citibank NA	USD	136		136		10/3/14	NOK	839		131		(5)

Citibank NA	USD	6	6	10/3/14	ZAR	66	6	(—	@)
Citibank NA	ZAR	410	36	10/3/14	USD	38	38	2
Commonwealth Bank of Australia	AUD	2,213	1,936	10/16/14	USD	1,994	1,994	58
Commonwealth Bank of Australia	EUR	235	297	10/3/14	USD	299	299	2
Commonwealth Bank of Australia	USD	1,244	1,244	10/16/14	AUD	1,381	1,208	(36)
Credit Suisse International	GBP	646	1,047	10/16/14	USD	1,047	1,047	—	@
Credit Suisse International	ILS	1,317	357	10/15/14	USD	357	357	(—	@)
Credit Suisse International	USD	296	296	10/15/14	ILS	1,088	296	(—	@)
Deutsche Bank AG	AUD	869	760	10/16/14	USD	783	783	23
Deutsche Bank AG	CAD	31	28	11/5/14	USD	28	28	—	@
Deutsche Bank AG	CHF	793	831	10/16/14	USD	849	849	18
Deutsche Bank AG	EUR	177	224	10/3/14	NOK	1,440	224	(—	@)
Deutsche Bank AG	EUR	187	236	10/3/14	USD	241	241	5
Deutsche Bank AG	GBP	895	1,451	10/16/14	USD	1,451	1,451	—	@
Deutsche Bank AG	IDR	3,048,379	249	10/16/14	USD	247	247	(2)
Deutsche Bank AG	IDR	1,245,113	102	10/16/14	USD	101	101	(1)
Deutsche Bank AG	JPY	40,660	370	10/16/14	USD	379	379	9
Deutsche Bank AG	MYR	1,166	355	10/16/14	USD	356	356	1
Deutsche Bank AG	NOK	1,440	224	10/3/14	EUR	177	223	(1)
Deutsche Bank AG	NOK	1,440	224	11/5/14	EUR	177	224	—	@
Deutsche Bank AG	NOK	2,185	340	10/3/14	USD	340	340	—	@
Deutsche Bank AG	NOK	1,600	249	10/10/14	USD	251	251	2
Deutsche Bank AG	PLN	920	278	10/3/14	USD	284	284	6
Deutsche Bank AG	PLN	249	75	10/3/14	USD	77	77	2
Deutsche Bank AG	PLN	652	197	10/16/14	USD	201	201	4
Deutsche Bank AG	USD	507	507	10/16/14	DKK	2,914	495	(12)
Deutsche Bank AG	USD	887	887	10/16/14	EUR	685	866	(21)
Deutsche Bank AG	USD	243	243	10/16/14	GBP	150	243	(—	@)
Deutsche Bank AG	USD	218	218	10/3/14	NOK	1,346	210	(8)
Deutsche Bank AG	USD	340	340	11/5/14	NOK	2,185	340	(—	@)

Deutsche Bank AG	USD	1,329	1,329	10/16/14	SEK	9,480	1,313	(16)
Deutsche Bank AG	USD	539	539	10/16/14	SGD	679	533	(6)
Deutsche Bank AG	USD	183	183	10/16/14	TRY	408	178	(5)
Goldman Sachs International	AUD	1,563	1,367	10/16/14	USD	1,408	1,408	41
Goldman Sachs International	EUR	359	454	10/16/14	USD	465	465	11
Goldman Sachs International	HKD	2,200	283	10/16/14	USD	284	284	1
Goldman Sachs International	USD	281	281	10/16/14	AUD	322	282	1
Goldman Sachs International	USD	192	192	10/16/14	CAD	211	189	(3)
Goldman Sachs International	USD	283	283	10/16/14	JPY	30,376	278	(5)
HSBC Bank PLC	EUR	174	220	10/3/14	CHF	210	220	(—	@)
HSBC Bank PLC	EUR	178	225	10/3/14	PLN	750	227	2
HSBC Bank PLC	EUR	179	226	11/5/14	PLN	750	226	(—	@)
HSBC Bank PLC	EUR	212	268	10/3/14	USD	274	274	6
HSBC Bank PLC	EUR	1,308	1,652	10/3/14	USD	1,651	1,651	(1)
HSBC Bank PLC	JPY	463,260	4,224	10/3/14	USD	4,224	4,224	—	@
HSBC Bank PLC	KRW	544,466	516	10/2/14	USD	520	520	4
HSBC Bank PLC	NOK	1,600	249	11/5/14	USD	249	249	—	@
HSBC Bank PLC	NZD	1,935	1,510	10/3/14	USD	1,615	1,615	105
HSBC Bank PLC	PLN	750	227	10/3/14	EUR	179	227	—	@
HSBC Bank PLC	PLN	2,354	711	10/3/14	USD	734	734	23
HSBC Bank PLC	PLN	3,523	1,063	11/5/14	USD	1,063	1,063	—	@
HSBC Bank PLC	SEK	4,249	589	11/5/14	USD	589	589	—	@
HSBC Bank PLC	THB	4,054	125	10/3/14	USD	125	125	(—	@)
HSBC Bank PLC	USD	1,652	1,652	11/5/14	EUR	1,308	1,653	1
HSBC Bank PLC	USD	1,849	1,849	10/3/14	GBP	1,115	1,808	(41)
HSBC Bank PLC	USD	4,594	4,594	10/3/14	JPY	477,405	4,353	(241)
HSBC Bank PLC	USD	4,225	4,225	11/5/14	JPY	463,260	4,224	(1)
HSBC Bank PLC	USD	516	516	10/2/14	KRW	544,466	516	(—	@)
HSBC Bank PLC	USD	519	519	11/5/14	KRW	544,466	515	(4)
HSBC Bank PLC	USD	249	249	10/10/14	NOK	1,600	249	(—	@)
HSBC Bank PLC	USD	1,065	1,065	10/3/14	PLN	3,523	1,064	(1)
HSBC Bank PLC	USD	589	589	10/3/14	SEK	4,249	589	(—	@)
HSBC Bank PLC	USD	125	125	11/5/14	THB	4,054	125	—	@
JPMorgan Chase Bank NA	AUD	275	241	10/3/14	USD	250	250	9
JPMorgan Chase Bank NA	AUD	328	286	11/5/14	USD	286	286	(—	@)
JPMorgan Chase Bank NA	JPY	15,000	137	10/3/14	USD	142	142	5
JPMorgan Chase Bank NA	MXN	8,406	625	11/5/14	USD	625	625	—	@
JPMorgan Chase Bank NA	NZD	3,492	2,722	10/16/14	USD	2,839	2,839	117
JPMorgan Chase Bank NA	NZD	856	667	10/16/14	USD	666	666	(1)
JPMorgan Chase Bank NA	TWD	10,843	357	10/16/14	USD	358	358	1
JPMorgan Chase Bank NA	USD	287	287	10/3/14	AUD	328	287	—	@
JPMorgan Chase Bank NA	USD	107	107	10/3/14	GBP	66	107	(—	@)
JPMorgan Chase Bank NA	USD	8	8	10/3/14	JPY	855	8	(—	@)

JPMorgan Chase Bank NA	USD	626	626	10/3/14	MXN	8,406	626	(—	@)
JPMorgan Chase Bank NA	USD	281	281	10/3/14	SEK	2,040	283	2
JPMorgan Chase Bank NA	USD	127	127	10/3/14	THB	4,054	125	(2)
JPMorgan Chase Bank NA	USD	229	229	10/16/14	TWD	6,885	226	(3)
JPMorgan Chase Bank NA	ZAR	2,851	252	10/16/14	USD	259	259	7
Northern Trust Company	EUR	1,531	1,934	10/16/14	USD	1,982	1,982	48
Northern Trust Company	SGD	454	355	10/16/14	USD	356	356	1
Royal Bank of Scotland PLC	BRL	1,342	546	10/16/14	USD	568	568	22
Royal Bank of Scotland PLC	BRL	871	354	10/16/14	USD	355	355	1
Royal Bank of Scotland PLC	CLP	214,310	358	10/16/14	USD	357	357	(1)
Royal Bank of Scotland PLC	EUR	873	1,104	10/16/14	USD	1,131	1,131	27
Royal Bank of Scotland PLC	MXN	4,774	355	10/16/14	USD	354	354	(1)
Royal Bank of Scotland PLC	USD	638	638	10/16/14	BRL	1,494	608	(30)
Royal Bank of Scotland PLC	USD	2,399	2,399	10/16/14	JPY	257,050	2,344	(55)
State Street Bank and Trust Co.	MXN	7,638	569	10/16/14	USD	577	577	8
State Street Bank and Trust Co.	SEK	9,414	1,304	10/16/14	USD	1,320	1,320	16
State Street Bank and Trust Co.	SEK	3,379	468	10/16/14	USD	468	468	(—	@)
State Street Bank and Trust Co.	THB	11,572	356	10/16/14	USD	357	357	1
State Street Bank and Trust Co.	USD	200	200	10/16/14	BRL	467	191	(9)
State Street Bank and Trust Co.	USD	2,517	2,517	10/16/14	CHF	2,351	2,463	(54)
State Street Bank and Trust Co.	USD	2,387	2,387	10/16/14	EUR	1,844	2,329	(58)
UBS AG	AUD	53	46	10/3/14	USD	49	49	3
UBS AG	CAD	1,662	1,482	11/5/14	USD	1,481	1,481	(1)
UBS AG	CHF	210	220	10/3/14	EUR	174	220	(—	@)
UBS AG	CHF	158	165	10/3/14	USD	165	165	(—	@)
UBS AG	CHF	1,077	1,128	10/16/14	USD	1,153	1,153	25
UBS AG	EUR	174	220	11/5/14	CHF	210	220	—	@
UBS AG	EUR	3,293	4,159	10/16/14	USD	4,262	4,262	103
UBS AG	GBP	1,190	1,928	10/3/14	USD	1,928	1,928	(—	@)
UBS AG	KRW	544,466	516	10/2/14	USD	516	516	—	@
UBS AG	MYR	324	99	10/3/14	USD	99	99	(—	@)
UBS AG	NZD	2	2	10/3/14	USD	2	2	—	@
UBS AG	NZD	1,939	1,509	11/5/14	USD	1,509	1,509	—	@
UBS AG	RUB	13,759	346	10/16/14	USD	350	350	4

UBS AG	SEK	10,083	1,397	10/3/14	USD	1,450	1,450	53
UBS AG	USD	1,483	1,483	10/3/14	CAD	1,662	1,484	1
UBS AG	USD	3,829	3,829	10/16/14	CAD	4,225	3,771	(58)
UBS AG	USD	173	173	10/3/14	CHF	158	166	(7)
UBS AG	USD	165	165	11/5/14	CHF	158	165	— @
UBS AG	USD	2,865	2,866	10/3/14	EUR	2,173	2,745	(121)
UBS AG	USD	990	990	10/16/14	EUR	784	990	— @
UBS AG	USD	13	13	10/3/14	GBP	8	13	— @
UBS AG	USD	1,546	1,546	10/16/14	GBP	954	1,546	(— @)
UBS AG	USD	1,928	1,928	11/5/14	GBP	1,190	1,928	— @
UBS AG	USD	2,639	2,639	10/16/14	JPY	282,728	2,579	(60)
UBS AG	USD	535	535	10/2/14	KRW	544,466	516	(19)
UBS AG	USD	102	102	10/3/14	MYR	324	98	(4)
UBS AG	USD	98	98	11/5/14	MYR	324	98	— @
UBS AG	USD	447	447	10/16/14	NOK	2,872	446	(1)
UBS AG	USD	1,514	1,514	10/3/14	NZD	1,939	1,514	(— @)
UBS AG	USD	225	225	10/16/14	RUB	8,561	216	(9)
UBS AG	USD	531	531	10/3/14	SEK	3,794	526	(5)
UBS AG	USD	49	49	10/16/14	SEK	352	48	(1)
UBS AG	USD	196	196	10/16/14	SGD	247	194	(2)
UBS AG	USD	267	267	10/16/14	TRY	596	260	(7)
UBS AG	USD	30	30	10/3/14	ZAR	344	30	(— @)
UBS AG	ZAR	4,014	355	10/16/14	USD	357	357	2
UBS AG	ZAR	2,242	199	10/16/14	USD	204	204	5
UBS AG	ZAR	344	30	11/5/14	USD	30	30	— @
Westpac Banking Corp.	USD	498	498	10/3/14	NZD	609	475	(23)
			$125,815				$125,943	$128

Futures Contracts:
The Portfolio had the following futures contracts open at September 30, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
CAC 40 Index (France)	1	$56	Oct-14	$— @
Dax Index (Germany)	1	300	Dec-14	(5)
Euro Stoxx 50 Index (Germany)	341	13,881	Dec-14	8
FTSE MIB Index (Italy)	11	1,450	Dec-14	6
Hang Seng Index (Hong Kong)	5	735	Oct-14	(34)
IBEX 35 Index (Spain)	12	1,646	Oct-14	(2)
MSCI Emerging Market E Mini (United States)	199	9,977	Dec-14	(551)
MSCI Singapore Free Index (Singapore)	12	695	Oct-14	(4)
NIKKEI 225 Index (Japan)	106	7,828	Dec-14	240
S&P 500 E MINI Index (United States)	83	8,157	Dec-14	(105)
S+P TSE 60 Index (Canada)	17	2,614	Dec-14	(92)
SPI 200 Index (Australia)	14	1,619	Dec-14	(38)
U.S. Treasury 2 yr. Note (United States)	58	12,693	Dec-14	(4)
U.S. Treasury 5 yr. Note (United States)	27	3,193	Dec-14	(6)
U.S. Treasury Ultra Long Bond (United States)	13	1,982	Dec-14	(1)

Short:
Copper High Grade Index (United States)	32	(2,406)	Dec-14	175
FTSE 100 Index (United Kingdom)	14	(1,499)	Dec-14	31
German Euro BOBL (Germany)	1	(161)	Dec-14	(—	@)
German Euro Bund (Germany)	43	(8,130)	Dec-14	(31)
Hang Seng Index (Hong Kong)	40	(2,660)	Oct-14	79
U.S. Treasury 10 yr. Note (United States)	246	(30,662)	Dec-14	198
U.S. Treasury Long Bond (United States)	2	(276)	Dec-14	2
				$(134)

Credit Default Swap Agreements:
The Portfolio had the following credit default swap agreements open at September 30, 2014:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment (Received) (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Bank of America NA
Russian Federation	Sell	$912	1.00%	12/20/19	$(53)	$(10)	$(63)	BBB-
Barclays Bank PLC
Russian Federation	Sell	459	1.00	12/20/19	(28)	(4)	(32)	BBB-
Goldman Sachs International
People’s Republic of China	Buy	88	1.00	12/20/19	(1)	1	— @	AA-
Goldman Sachs International
Australian Government	Buy	179	1.00	12/20/19	(7)	1	(6)	AAA
JPMorgan Chase Bank NA
People’s Republic of China	Buy	958	1.00	12/20/19	(14)	8	(6)	AA-
JPMorgan Chase Bank NA
Russian Federation	Sell	111	1.00	12/20/19	(7)	(1)	(8)	BBB-
JPMorgan Chase Bank NA
People’s Republic of China	Buy	159	1.00	12/20/19	(2)	(— @)	(2)	AA-
JPMorgan Chase Bank NA
Australian Government	Buy	148	1.00	12/20/19	(5)	(— @)	(5)	AAA
JPMorgan Chase Bank NA
Russian Federation	Sell	281	1.00	12/20/19	(18)	(2)	(20)	BBB-
JPMorgan Chase Bank NA
Australian Government	Buy	1,277	1.00	12/20/19	(47)	3	(44)	AAA
JPMorgan Chase Bank NA
Russian Federation	Sell	278	1.00	12/20/19	(18)	(1)	(19)	BBB-
JPMorgan Chase Bank NA
People’s Republic of China	Buy	1,581	1.00	12/20/19	(23)	13	(10)	AA-
JPMorgan Chase Bank NA
Russian Federation	Sell	335	1.00	12/20/19	(22)	(1)	(23)	BBB-
JPMorgan Chase Bank NA
Australian Government	Buy	877	1.00	12/20/19	(30)	(— @)	(30)	AAA
JPMorgan Chase Bank NA
Russian Federation	Sell	558	1.00	12/20/19	(35)	(4)	(39)	BBB-
		$8,201			$(310)	$3	$(307)

Interest Rate Swap Agreements:
The Portfolio had the following interest rate swap agreements open at September 30, 2014:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date		Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	3 Month LIBOR	Pay	3.05%	9/19/17	AUD	2,950	$11
JPMorgan Chase Bank NA	3 Month LIBOR	Pay	3.04	9/22/17		2,950	10
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	0.76	8/1/16	$28,996		(19)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	0.65	8/21/16		14,100	28
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	0.72	9/9/16		14,510	15
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.14	7/23/17		2,593	2
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.06	8/21/17		4,700	22
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.18	9/4/17		2,200	4
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.17	9/5/17		1,200	3
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.18	9/5/17		1,080	2
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.76	9/5/17		750	2
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.19	9/10/17		2,100	4
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.30	9/22/17		3,135	(1)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.30	9/23/17		3,135	(1)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.71	8/21/19		1,559	13
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.81	9/4/19		700	3
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.80	9/5/19		361	2
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.81	9/5/19		280	1
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.82	9/5/19		330	1
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.85	9/10/19		609	2
							$104

Total Return Swap Agreements:
The Portfolio had the following total return swap agreements open at September 30, 2014:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (000)
Bank of America NA	MSCI World/Energy Equipment Index	$638	3 Month USD LIBOR minus 0.35%	Pay	5/5/15	$62
Bank of America NA	MSCI World/Energy Equipment Index	866	3 Month USD LIBOR minus 0.35%	Pay	5/5/15	84
Barclays Bank PLC	Barclays EM Consumer Staples Index ††	1,110	3 Month USD LIBOR minus 0.65%	Pay	10/23/14	66
Barclays Bank PLC	Barclays EM Consumer Staples Index ††	323	3 Month USD LIBOR minus 0.65%	Pay	10/23/14	20
Barclays Bank PLC	Barclays EU Luxury Index ††	1,063	3 Month USD LIBOR minus 0.25%	Pay	2/4/15	65

Barclays Bank PLC	Barclays Global Elevators Index ††		431	3 Month USD LIBOR minus 0.35%	Pay	9/3/15	20
Barclays Bank PLC	MSCI U.S. REIT Index		2,901	3 Month USD LIBOR plus 0.05%	Pay	6/15/15	142
Deutsche Bank AG	DB Hong Kong ex RE Index ††	HKD	11,084	3 Month HKD HIBOR minus 0.40%	Pay	9/4/15	95
Deutsche Bank AG	DB Hong Kong ex RE Index ††		11,026	3 Month HKD HIBOR minus 0.40%	Pay	9/4/15	63
Deutsche Bank AG	DB Non-US Machinery Index ††	$2,739		3 Month USD LIBOR minus 0.23%	Pay	9/1/15	—
Goldman Sachs International	GS US Aircraft Leasing Index ††		440	3 Month USD LIBOR minus 0.29%	Pay	9/25/15	33
Goldman Sachs International	GS US Dividend Index ††		1,716	3 Month USD LIBOR minus 0.25%	Pay	10/2/15	13
Goldman Sachs International	GS Iron Ore II Index ††		1,422	3 Month USD LIBOR minus 0.51%	Pay	6/10/15	157
Goldman Sachs International	GS Iron Ore II Index ††		1,207	3 Month USD LIBOR minus 0.58%	Pay	6/10/15	133
Goldman Sachs International	GS Iron Ore II Index ††		730	3 Month USD LIBOR minus 0.58%	Pay	6/10/15	76
Goldman Sachs International	GS Iron Ore II Index ††		460	3 Month USD LIBOR plus 0.58%	Pay	6/10/15	19
Goldman Sachs International	GS Turkey Index ††		1,688	3 Month USD LIBOR minus 0.98%	Pay	8/20/15	139
JPMorgan Chase Bank NA	JPM Aerospace Index ††		5,250	3 Month USD LIBOR minus 0.26%	Pay	9/8/15	81
JPMorgan Chase Bank NA	JPM MSCI China Index ††	HKD	11,218	3 Month HKD HIBOR minus 0.22%	Pay	8/26/15	98
JPMorgan Chase Bank NA	JPM US Airlines Index ††	$574		3 Month USD LIBOR minus 0.29%	Pay	7/3/15	(1)
JPMorgan Chase Bank NA	JPM US Airlines Index ††		614	3 Month USD LIBOR minus 0.32%	Pay	7/3/15	(2)

JPMorgan Chase Bank NA	JPM US Airlines Index ††	573		3 Month USD LIBOR plus 0.32%	Pay	7/6/15	(1)
JPMorgan Chase Bank NA	JPM US Machinery Index ††	$2,970		3 Month USD LIBOR minus 0.28%	Pay	8/27/15	57
JPMorgan Chase Bank NA	MSCI Australia Bank	AUD	1,596	3 Month AUD LIBOR minus 0.18%	Pay	9/23/15	34
							$1,453

††	See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Barclays EM Consumer Staples Index as of September 30, 2014.

Security Description	Index Weight
Barclays EM Consumer Staples Index
AMBEV SA	22.27%
BRF SA	5.23
Fomento Economico Mexicano SA	19.12
Hengan International Group Co., Ltd.	8.24
Magnit PJSC	14.97
Uni-President Enterprises Corp.	8.02
Wal-Mart de Mexico SAB de CV	13.90
Want Want China Holdings, Ltd.	8.25
100.00%

The following table represents the equity basket holdings underlying the total return swap with Barclays EU Luxury Index as of September 30, 2014.

Security Description	Index Weight
Barclays EU Luxury Index
Adidas AG	6.32%
Brunello Cucinelli SpA	1.94
Burberry Group PLC	6.69
Christian Dior SA	6.97
Cie Financiere Richmont SA	12.81
Coach, Inc.	5.24
Hermes International	2.79
Hugo Boss AG	5.02
Kering	9.40
LVMH Moet Hennessy Louis Vuitton	19.94
Moncler SpA	3.46
Salvatore Ferragamo SpA	4.11
Swatch Group AG (UHR VX)	8.21
Swatch Group AG (UHRN SE)	4.08
Tod’s SpA	3.02
100.00%

The following table represents the equity basket holdings underlying the total return swap with Barclays Global Elevators Index as of  September 30, 2014.

Security Description	Index Weight
Barclays Global Elevators Index
Fujitec Co. Ltd.	1.80%
Kone OYJ	36.08
Schindler Holding AG	26.21
United Technologies Corp.	34.30
Yungtay Engineering Co. Ltd.	1.61
100.00%

The following table represents the equity basket holdings underlying the total return swap with DB Non-US Machinery Index as of September 30, 2014.

Security Description	Index Weight
DB Non-US Machinery Index
Alfa Laval AB	2.89%
Atlas Copco AB (ATCOA SS)	7.66
Atlas Copco AB (ATCOB SS)	4.07
CNH Industrial NV	3.21
CSR Corp Ltd.	0.68
Daewoo Shipbuilding & Marine	0.92
Doosan Infracore Co. Ltd.	0.57
GEA Group AG	3.16
Hino Motors Ltd.	1.42
Hitachi Construction Machinery Corp.	0.82
Hiwin Technologies Corp.	0.77
Hyundai Heavy Industries Co. Ltd.	2.15
Hyundai Mipo Dockyard Co. Ltd.	0.48
IMI PLC	2.36
JTEKT Corp.	1.27
Kawasaki Heavy Industries Ltd.	2.03
Komatsu Ltd.	8.26
Kone OYJ	5.09
Kubota Corp.	6.57
MAN SE	1.61
Melrose Industries PLC	2.00
Metso OYJ	1.72
NGK Insulators Ltd.	2.54
Samsung Heavy Industries Co. Ltd.	1.60
Sandvik AB	5.17
Schindler Holding AG (SCHN SE)	1.18
Schindler Holding AG (SCHP VX)	2.55
Sembcorp Marine Ltd.	1.02
SMC Corp. (Japan)	5.52
Sulzer AG	1.19
Sumimoto Heavy Industries Ltd.	1.12
United Tractors Tbk PT	1.17
Vallourec SA	1.87
Volvo AB	7.17
Wartsila OYJ Abp	2.86
Weichai Power Co. Ltd.	0.75
Weir Group PLC (The)	3.55
Yangzijiang Shipbuilding Holdings	0.70
Zoomlian Heavy Industry Science	0.33
100.00%

The following table represents the equity basket holdings underlying the total return swap with DB Hong Kong ex RE Index as of  September 30, 2014.

Security Description	Index Weight
DB Hong Kong ex RE Index
AIA Group Ltd.	23.13%
ASM Pacific Technology Ltd.	1.05
Bank of East Asia Ltd.	1.99
BOC Hong Kong Holdings Ltd.	4.33
Cathay Pacific Airways Ltd.	0.87
Cheung Kong Infrastructure Holdings Ltd.	1.62
CLP Holdings Ltd.	5.93
First Pacific Co. Ltd. (Hong Kong)	0.96
Galaxy Entertainment Group Ltd.	5.49
Hang Seng Bank Ltd.	4.79
HKT Trust and HKT Ltd.	1.18
Hong Kong & China Gas Co. Ltd.	5.24
Hong Kong Exchanges and Clearing	7.94
Hutchinson Whampoa Ltd.	10.73
Li & Fung Ltd.	3.16
MGM China Holdings Ltd.	1.07
MTR Corp. Ltd.	2.21
NWS Holdings Ltd.	0.52
PCCW Ltd.	0.89
Power Assets Holdings Ltd.	4.54
Sands China Ltd.	5.55
Shangri-La Asia Ltd.	0.84
SJM Holdings Ltd.	1.47
Techtronic Industries Co. Ltd.	1.57
Wynn Macau Ltd.	1.96
Yue Yuen Industrial Holdings Ltd.	0.97
100.00%

The following table represents the equity basket holdings underlying the total return swap with GS Iron Ore II Index as of September 30, 2014.

Security Description	Index Weight
GS Iron Ore II Index
African Rainbow Minerals Ltd.	1.15%
Assore Ltd.	0.29
BHP Billiton Ltd.	42.75
Ferrexpo PLC	0.22
Fortescue Metals Group Ltd.	4.12
Kumba Iron Ore Ltd.	2.69
Rio Tinto PLC	32.29
Vale SA	16.49
100.00%

The following table represents the equity basket holdings underlying the total return swap with GS Turkey Index as of September 30, 2014.

Security Description	Index Weight
GS Turkey Index
Akbank TAS	14.24%
Arcelik AS	2.80
BIM Birlesik Magazalar AS	3.17
Emlak Konut Gayrimenkul Yatirim Ortaklig	5.19
Enka Insaat ve Sanayi AS	2.62
Eregli Demir ve Celik Fabrikalari TAS	6.14
Haci Omer Sabanci Holding AS	4.27
KOC Holding AS	4.67
TAV Havalimanlari Holding AS	1.65
Tofas Turk Otomobil Fabrikasi AS	1.92
Tupras Turkiye Petrol Rafinerileri AS	3.39
Turk Hava Yollari	3.82
Turk Telekomunikasyon AS	2.24
Turkcell Iletisim Hizmetleri AS	3.54
Turkiye Garanti Bankasi AS	18.30
Turkiye Halk Bankasi AS	10.19
Turkiye Is Bankasi	5.39
Turkiye Sise ve Cam Fabrikalari AS	1.77
Turkiye Vakiflar Bankasi Tao	3.72
Ulker Biskuvi Sanayi AS	0.97
100.00%

The following table represents the equity basket holdings underlying the total return swap with GS US Aircraft Leasing Index as of September 30, 2014.

Security Description	Index Weight
GS US Aircraft Leasing Index
AerCap Holdings NV	66.29%
Air Lease Corp	23.78
Aircastle Ltd	7.77
Fly Leasing Ltd	2.16
100.00%

The following table represents the equity basket holdings underlying the total return swap with GS US Dividend Index as of September 30, 2014.

Security Description	Index Weight
GS US Dividend Index
AbbVie Inc	0.53%
Acadia Realty Trust	0.54
AGL Resources Inc	0.54
Alexandria Real Estate Equities Inc	0.54
Alliant Energy Corp	0.54
American Eagle Outfitters Inc	0.54
American Electric Power Co Inc	0.54
American Financial Group Inc/OH	0.53
American Science & Engineering Inc	0.20
Analog Devices Inc	0.53
Apartment Investment & Management Co	0.54
Arthur J Gallagher & Co	0.54
Atmos Energy Corp	0.54
AvalonBay Communities Inc	0.54
Avery Dennison Corp	0.52
Avista Corp	0.53
Bank of Hawaii Corp	0.53
Baxter International Inc	0.53
Bemis Co Inc	0.54
Big 5 Sporting Goods Corp	0.16
Black Hills Corp	0.53
Brady Corp	0.53
Brookline Bancorp Inc	0.35
Brooks Automation Inc	0.52
CA Inc	0.54
Cablevision Systems Corp	0.53
Calamos Asset Management Inc	0.24
Camden Property Trust	0.55
Campbell Soup Co	0.54
Cato Corp/The	0.51
CDI Corp	0.09
Cedar Realty Trust Inc	0.22
CenterPoint Energy Inc	0.55
Chesapeake Lodging Trust	0.54
Chevron Corp	0.53
Cincinnati Financial Corp	0.54
Cinemark Holdings Inc	0.53
Cisco Systems Inc	0.55
City Holding Co	0.41

Cleco Corp	0.52
Clorox Co/The	0.54
CMS Energy Corp	0.54
Coach Inc	0.52
Coca-Cola Co/The	0.55
Community Bank System Inc	0.53
Compass Minerals International Inc	0.53
Computer Programs & Systems Inc	0.53
Comtech Telecommunications Corp	0.42
ConAgra Foods Inc	0.54
ConocoPhillips	0.53
Cracker Barrel Old Country Store Inc	0.54
Daktronics Inc	0.22
Deere & Co	0.53
DiamondRock Hospitality Co	0.53
Diebold Inc	0.53
Dime Community Bancshares Inc	0.32
DineEquity Inc	0.55
Dominion Resources Inc/VA	0.55
Domtar Corp	0.52
DTE Energy Co	0.54
Duke Realty Corp	0.54
EastGroup Properties Inc	0.54
Eaton Corp PLC	0.52
El Paso Electric Co	0.54
Eli Lilly & Co	0.53
Equity One Inc	0.54
Equity Residential	0.54
Essex Property Trust Inc	0.53
Exelon Corp	0.54
Extra Space Storage Inc	0.54
Exxon Mobil Corp	0.53
Federated Investors Inc	0.53
First American Financial Corp	0.53
First Commonwealth Financial Corp	0.43
First Niagara Financial Group Inc	0.53
FirstMerit Corp	0.54
FNB Corp/PA	0.53
Ford Motor Co	0.49
Freeport-McMoRan Inc	0.53
Fulton Financial Corp	0.53
GameStop Corp	0.52
Garmin Ltd	0.54
General Electric Co	0.54
General Mills Inc	0.54
General Motors Co	0.52
Great Plains Energy Inc	0.54

Greenhill & Co Inc	0.54
Greif Inc	0.53
Guess? Inc	0.52
Gulfmark Offshore Inc	0.50
Hancock Holding Co	0.53
Harsco Corp	0.52
Hasbro Inc	0.53
HCI Group Inc	0.52
Horace Mann Educators Corp	0.43
Host Hotels & Resorts Inc	0.54
IDACORP Inc	0.54
Integrys Energy Group Inc	0.54
International Paper Co	0.53
Intersil Corp	0.52
Iron Mountain Inc	0.55
Janus Capital Group Inc	0.52
Kellogg Co	0.54
Kimberly-Clark Corp	0.54
Kimco Realty Corp	0.54
Koppers Holdings Inc	0.51
Kraft Foods Group Inc	0.54
Laclede Group Inc/The	0.54
Leggett & Platt Inc	0.53
Leidos Holdings Inc	0.54
Lexmark International Inc	0.54
Lockheed Martin Corp	0.55
Lorillard Inc	0.54
Lumos Networks Corp	0.14
Macerich Co/The	0.54
Mack-Cali Realty Corp	0.53
ManTech International Corp/VA	0.52
McDonald’s Corp	0.54
MDC Holdings Inc	0.52
Merck & Co Inc	0.54
Meredith Corp	0.52
Microchip Technology Inc	0.53
Myers Industries Inc	0.43
National Penn Bancshares Inc	0.53
Navient Corp	0.54
NBT Bancorp Inc	0.45
New Jersey Resources Corp	0.54
NextEra Energy Inc	0.54
Northeast Utilities	0.54
NorthWestern Corp	0.53
Occidental Petroleum Corp	0.53
Old National Bancorp/IN	0.53
Olin Corp	0.53

Omnicom Group Inc	0.53
ONE Gas Inc	0.53
ONEOK Inc	0.53
Owens & Minor Inc	0.53
PACCAR Inc	0.53
Parkway Properties Inc/Md	0.55
Paychex Inc	0.54
Pennsylvania Real Estate Investment Trust	0.54
Pepco Holdings Inc	0.53
PepsiCo Inc	0.54
Pfizer Inc	0.53
PG&E Corp	0.55
Piedmont Natural Gas Co Inc	0.53
Pinnacle West Capital Corp	0.53
Pitney Bowes Inc	0.53
PNM Resources Inc	0.53
Post Properties Inc	0.54
Potlatch Corp	0.54
Procter & Gamble Co/The	0.53
Prologis Inc	0.54
Provident Financial Services Inc	0.53
Public Service Enterprise Group Inc	0.53
Public Storage	0.54
Questar Corp	0.54
Rayonier Inc	0.54
Regency Centers Corp	0.54
Rent-A-Center Inc/TX	0.54
S&T Bancorp Inc	0.18
Schweitzer-Mauduit International Inc	0.54
Scotts Miracle-Gro Co/The	0.54
Seagate Technology PLC	0.54
Simon Property Group Inc	0.54
Sonoco Products Co	0.54
South Jersey Industries Inc	0.54
Southwest Gas Corp	0.53
Sovran Self Storage Inc	0.53
Spectra Energy Corp	0.54
Spok Holdings Inc	0.23
Stage Stores Inc	0.54
Staples Inc	0.51
Superior Industries International Inc	0.21
Susquehanna Bancshares Inc	0.52
Sysco Corp	0.54
Tanger Factory Outlet Centers Inc	0.54
Taubman Centers Inc	0.54
Tessera Technologies Inc	0.52
Tompkins Financial Corp	0.21

TrustCo Bank Corp NY	0.30
Trustmark Corp	0.53
Tupperware Brands Corp	0.53
UDR Inc	0.54
Umpqua Holdings Corp	0.54
United Bankshares Inc/WV	0.53
United Fire Group Inc	0.32
Universal Technical Institute Inc	0.05
Vectren Corp	0.54
Vornado Realty Trust	0.54
Waste Management Inc	0.54
Weingarten Realty Investors	0.54
Westamerica Bancorporation	0.53
Westar Energy Inc	0.54
Western Union Co/The	0.53
Williams Cos Inc/The	0.53
Wisconsin Energy Corp	0.54
Xcel Energy Inc	0.54
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM MSCI China Index as of September 30, 2014.

Security Description	Index Weight
JPM MSCI China Index
AAC Technologies Holdings Inc	0.71%
Agricultural Bank of China Ltd	1.65
Bank of China Ltd	6.15
Bank of Communications Co Ltd	1.05
Beijing Enterprises Holdings Ltd	0.73
Brilliance China Automotive Holdings Ltd	0.89
Byd Co Ltd	0.72
China CITIC Bank Corp Ltd	0.85
China Communications Construction Co Ltd	0.55
China Construction Bank Corp	8.69
China Everbright International Ltd	0.55
China Gas Holdings Ltd	0.57
China Life Insurance Co Ltd	3.57
China Longyuan Power Group Corp Ltd	0.50
China Mengniu Dairy Co Ltd	0.99
China Merchants Bank Co Ltd	1.37
China Merchants Holdings International C	0.60
China Minsheng Banking Corp Ltd	1.01
China Mobile Ltd	11.21
China Oilfield Services Ltd	0.81
China Overseas Land & Investment Ltd	1.77
China Pacific Insurance Group Co Ltd	1.58
China Petroleum & Chemical Corp	3.84
China Resources Enterprise Ltd	0.49
China Resources Land Ltd	0.68
China Resources Power Holdings Co Ltd	0.86
China Shenhua Energy Co Ltd	1.65
China Telecom Corp Ltd	1.41
China Unicom Hong Kong Ltd	1.21
CITIC Ltd	0.47
CNOOC Ltd	5.09
Dongfeng Motor Group Co Ltd	0.74
ENN Energy Holdings Ltd	0.84
Great Wall Motor Co Ltd	0.71
Hengan International Group Co Ltd	1.26
Huaneng Power International Inc	0.59
ICBC	7.95
Kunlun Energy Co Ltd	0.80
Lenovo Group Ltd	1.54
PetroChina Co Ltd	4.62
PICC Property & Casualty Co Ltd	0.98
Ping An Insurance Group Co of China Ltd	2.65
Tencent Holdings Ltd	12.93
Tingyi Cayman Islands Holding Corp	0.90
Want Want China Holdings Ltd	1.27
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM US Airlines Index as of September 30, 2014.

Security Description	Index Weight
JPM US Airlines Index
American Airlines Group Inc	25.41%
Delta Air Lines Inc	30.47
JetBlue Airways Corp	3.19
Southwest Airlines Co	23.29
United Continental Holdings Inc	17.64
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM US Machinery Index as of September 30, 2014.

Security Description	Index Weight
JPM US Machinery Index
AGCO Corp	1.59%
Caterpillar Inc	25.29
Cummins Inc	9.26
Deere & Co	10.74
Dover Corp	5.34
Flowserve Corp	3.76
Illinois Tool Works Inc	12.70
Ingersoll-Rand PLC	6.06
Joy Global Inc	2.26
PACCAR Inc	7.92
Parker-Hannifin Corp	6.33
Pentair PLC	4.91
SPX Corp	1.40
Xylem Inc/NY	2.44
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Aerospace Index as of September 30, 2014.

Security Description	Index Weight
JPM Aerospace Index
Airbus Group NV	13.90%
B/E Aerospace Inc	2.73
Boeing Co/The	30.62
Bombardier Inc	1.86
Precision Castparts Corp	11.98
Rolls-Royce Holdings PLC	8.49
Safran SA	7.70
Textron Inc	4.41
Thales SA	2.06
TransDigm Group Inc	3.04
United Technologies Corp	10.58
Zodiac Aerospace	2.63
100.00%

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker for which is Morgan Stanley & Co., LLC.
HIBOR		Hong Kong Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (92.4%)
Aerospace & Defense (2.4%)
TransDigm Group, Inc.	26,144	$4,819

Automobiles (3.7%)
Tesla Motors, Inc. (a)	30,843	7,485

Biotechnology (1.6%)
Alnylam Pharmaceuticals, Inc. (a)	9,761	762
Intercept Pharmaceuticals, Inc. (a)	1,325	314
Ironwood Pharmaceuticals, Inc. (a)	94,267	1,221
Pharmacyclics, Inc. (a)(b)	4,963	583
Seattle Genetics, Inc. (a)	11,888	442
		3,322
Commercial Services & Supplies (1.6%)
Edenred (France)	39,514	975
Stericycle, Inc. (a)	18,701	2,180
		3,155
Communications Equipment (0.8%)
Palo Alto Networks, Inc. (a)	16,549	1,623

Diversified Financial Services (5.2%)
McGraw Hill Financial, Inc.	62,019	5,238
MSCI, Inc. (a)	109,698	5,158
		10,396
Electrical Equipment (0.4%)
SolarCity Corp. (a)(b)	13,602	811

Food Products (6.5%)
Keurig Green Mountain, Inc.	22,116	2,878
McCormick & Co., Inc.	49,493	3,311
Mead Johnson Nutrition Co.	71,640	6,893
		13,082
Health Care Equipment & Supplies (4.2%)
Intuitive Surgical, Inc. (a)	18,152	8,383

Health Care Providers & Services (0.2%)
Qualicorp SA (Brazil) (a)	40,658	402

Health Care Technology (3.1%)
athenahealth, Inc. (a)	47,318	6,231

Hotels, Restaurants & Leisure (4.6%)
Dunkin’ Brands Group, Inc. (b)	110,796	4,966
Panera Bread Co., Class A (a)	25,983	4,228
		9,194
Information Technology Services (5.1%)
FleetCor Technologies, Inc. (a)	37,009	5,260
Gartner, Inc. (a)	67,107	4,930
		10,190

Insurance (3.0%)
Arch Capital Group Ltd. (a)	36,775	2,012
Progressive Corp. (The)	158,293	4,002
		6,014
Internet & Catalog Retail (3.8%)
Ctrip.com International Ltd. ADR (China) (a)	34,399	1,952
Groupon, Inc. (a)	161,209	1,077
TripAdvisor, Inc. (a)	18,983	1,735
Zalando SE (Germany) (a)	21,311	579
zulily, Inc., Class A (a)(b)	60,796	2,304
		7,647
Internet Software & Services (13.6%)
Dropbox, Inc. (a)(c)(d)(e) (acquisition cost - $1,380; acquired 5/1/12)	152,532	2,865
LinkedIn Corp., Class A (a)	42,415	8,813
MercadoLibre, Inc. (Brazil) (b)	11,186	1,215
Pandora Media, Inc. (a)	67,947	1,642
Qihoo 360 Technology Co., Ltd. ADR (China) (a)	20,962	1,414
Twitter, Inc. (a)	186,684	9,629
Youku Tudou, Inc. ADR (China) (a)	94,027	1,685
		27,263
Life Sciences Tools & Services (5.1%)
Illumina, Inc. (a)	63,044	10,334

Machinery (1.8%)
Colfax Corp. (a)	65,350	3,723

Media (1.3%)
Legend Pictures LLC Ltd. (a)(c)(d)(e) (acquisition cost - $1,604; acquired 3/8/12)	1,500	2,570

Oil, Gas & Consumable Fuels (0.8%)
Range Resources Corp.	24,000	1,627

Pharmaceuticals (3.6%)
Endo International PLC (a)	74,480	5,090
Zoetis, Inc.	58,021	2,144
		7,234
Professional Services (4.7%)
IHS, Inc., Class A (a)	36,302	4,545
Verisk Analytics, Inc., Class A (a)	80,537	4,904
		9,449
Software (11.1%)
FireEye, Inc. (a)	106,485	3,254
NetSuite, Inc. (a)	18,098	1,620
ServiceNow, Inc. (a)	39,716	2,335
Solera Holdings, Inc.	33,765	1,903
Splunk, Inc. (a)	100,164	5,545
Tableau Software, Inc., Class A (a)	14,694	1,068
Workday, Inc., Class A (a)	70,792	5,840
Zynga, Inc., Class A (a)	250,962	678
		22,243

Tech Hardware, Storage & Peripherals (1.0%)
3D Systems Corp. (a)(b)	17,795	825
Stratasys Ltd. (a)	9,641	1,165
		1,990
Textiles, Apparel & Luxury Goods (3.2%)
Lululemon Athletica, Inc. (Canada) (a)	36,696	1,542
Michael Kors Holdings Ltd. (a)	68,700	4,904
		6,446
Total Common Stocks (Cost $148,329)		185,633

Preferred Stocks (1.9%)
Internet & Catalog Retail (1.3%)
Airbnb, Inc. Series D (a)(c)(d)(e) (acquisition cost - $1,370; acquired 4/16/14)	33,636	1,362
Flipkart Online Services Pvt Ltd. Series D (a)(c)(d)(e) (acquisition cost - $385; acquired 10/4/13)	16,789	1,211
		2,573
Software (0.6%)
Palantir Technologies, Inc. Series G (a)(c)(d)(e) (acquisition cost - $455; acquired 7/19/12)	148,616	892
Palantir Technologies, Inc. Series H (a)(c)(d)(e) (acquisition cost - $102; acquired 10/25/13)	29,092	174
Palantir Technologies, Inc. Series H1 (a)(c)(d)(e) (acquisition cost - $102; acquired 10/25/13)	29,092	175
		1,241
Total Preferred Stocks (Cost $2,414)		3,814

Convertible Preferred Stocks (0.2%)
Internet & Catalog Retail (0.0%)
Peixe Urbano, Inc. (Brazil) (a)(c)(d)(e) (acquisition cost - $787; acquired 12/2/11)	23,881	51

Internet Software & Services (0.2%)
Dropbox, Inc. Series A (a)(c)(d)(e) (acquisition cost - $132; acquired 5/25/12)	14,641	275
Total Convertible Preferred Stocks (Cost $919)		326

	Notional Amount	Value (000)

Call Options Purchased (0.0%)
Foreign Currency Options (0.0%)
USD/CNY December 2014 @ CNY 6.50	2,432,633	—	@
USD/CNY December 2014 @ CNY 6.50	30,172,403	2
USD/CNY December 2014 @ CNY 6.50	33,986,522	3
USD/CNY June 2015 @ CNY 6.62	38,858,122	37
Total Call Options Purchased (Cost $318)		42

	Shares	Value (000)

Short-Term Investments (6.7%)
Securities held as Collateral on Loaned Securities (2.6%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class (f)	4,519,371	4,519

	Face Amount (000)

Repurchase Agreements (0.4%)
BNP Paribas Securities Corp., (Zero Coupon, dated 9/30/14, due 10/1/14; proceeds $373; fully collateralized by various U.S. Government agency securities; 0.57% - 5.59% due 12/29/14 - 2/25/28; valued at $381)	$373	373
Merrill Lynch & Co., Inc., (Zero Coupon, dated 9/30/14, due 10/1/14; proceeds $404; fully collateralized by various U.S. Government agency securities; 3.22% - 5.00% due 3/15/39 - 8/15/49; valued at $411)	404	404
		777
Total Securities held as Collateral on Loaned Securities (Cost $5,296)		5,296

	Shares

Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $8,155)	8,155,443	8,155
Total Short-Term Investments (Cost $13,451)		13,451
Total Investments (101.2%) (Cost $165,431) Including $7,736 of Securities Loaned +		203,266
Liabilities in Excess of Other Assets (-1.2%)		(2,487)
Net Assets (100.0%)		$200,779

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2014 were approximately $7,736,000 and $8,056,000, respectively. The Portfolio received cash collateral of approximately $5,320,000, of which $5,296,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2014, there was uninvested cash collateral of approximately $24,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $2,736,000 was received in the form of a U.S. Government agency securities, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2014 amounts to approximately $9,575,000 and represents 4.8% of net assets.

(d)

At September 30, 2014, the Portfolio held fair valued securities valued at approximately $9,575,000, representing 4.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)	Security has been deemed illiquid at September 30, 2014.

(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduced by approximately $6,000 relating to the Portfolio’s investment in the Liquidity Funds.

+

At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $165,431,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $37,835,000 of which approximately $48,607,000 related to appreciated securities and approximately $10,772,000 related to depreciated securities.

@		Value is less than $500.
ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

The Universal Institutional Funds, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (96.1%)
Apartments (17.5%)
AvalonBay Communities, Inc. REIT	162,214	$22,867
Camden Property Trust REIT	96,985	6,646
Equity Residential REIT	584,436	35,990
Essex Property Trust, Inc. REIT	26,850	4,800
Mid-America Apartment Communities, Inc. REIT	81,711	5,364
		75,667
Diversified (7.4%)
Forest City Enterprises, Inc., Class A (a)	135,414	2,648
Lexington Realty Trust REIT	25,211	247
Vornado Realty Trust REIT	280,671	28,056
WP Carey, Inc. REIT	18,250	1,164
		32,115
Health Care (8.0%)
HCP, Inc. REIT	211,760	8,409
Health Care, Inc. REIT	44,243	2,759
Healthcare Realty Trust, Inc. REIT	189,591	4,489
Senior Housing Properties Trust REIT	380,285	7,956
Ventas, Inc. REIT	178,691	11,070
		34,683
Industrial (5.1%)
Cabot Industrial Value Fund II, LP REIT (a)(b)(c)(d)	11,760	5,616
DCT Industrial Trust, Inc. REIT	120,472	905
Keystone Industrial Fund, LP REIT (a)(b)(c)(d)	6,362,376	6,311
ProLogis, Inc. REIT	209,355	7,892
Rexford Industrial Realty, Inc. REIT	95,650	1,324
		22,048
Lodging/Resorts (13.5%)
Chesapeake Lodging Trust	88,716	2,586
Hilton Worldwide Holdings, Inc. (a)	115,772	2,852
Host Hotels & Resorts, Inc. REIT	1,823,713	38,900
Starwood Hotels & Resorts Worldwide, Inc.	122,189	10,167
Summit Hotel Properties, Inc. REIT	158,835	1,712
Sunstone Hotel Investors, Inc. REIT	142,852	1,974
		58,191
Manufactured Homes (1.4%)
Equity Lifestyle Properties, Inc. REIT	144,550	6,123

Mixed Industrial/Office (2.1%)
Duke Realty Corp. REIT	157,219	2,701
Liberty Property Trust REIT	130,255	4,332
PS Business Parks, Inc. REIT	28,222	2,149
		9,182
Office (8.7%)
Alexandria Real Estate Equities, Inc. REIT	50,986	3,760
Boston Properties, Inc. REIT	113,175	13,101
BRCP REIT I, LP (a)(b)(c)(d)	2,928,671	510
BRCP REIT II, LP (a)(b)(c)(d)	7,155,500	4,250
Cousins Properties, Inc. REIT	427,201	5,105

Hudson Pacific Properties, Inc. REIT	220,964	5,449
Mack-Cali Realty Corp. REIT	261,835	5,004
New York REIT, Inc.	20,980	216
		37,395
Regional Malls (18.6%)
General Growth Properties, Inc. REIT	714,081	16,817
Macerich Co. (The) REIT	112,938	7,209
Simon Property Group, Inc. REIT	341,993	56,230
Taubman Centers, Inc. REIT	2,225	162
		80,418
Retail Free Standing (1.8%)
National Retail Properties, Inc. REIT	130,857	4,524
Realty Income Corp. REIT	75,823	3,093
		7,617
Self Storage (5.0%)
CubeSmart REIT	27,278	490
Public Storage REIT	117,556	19,496
Sovran Self Storage, Inc. REIT	21,958	1,633
		21,619
Shopping Centers (7.0%)
Acadia Realty Trust REIT	78,841	2,175
DDR Corp. REIT	427	7
Federal Realty Investment Trust REIT	34,698	4,110
Regency Centers Corp. REIT	278,815	15,009
Tanger Factory Outlet Centers, Inc. REIT	267,646	8,757
		30,058
Total Common Stocks (Cost $254,966)		415,116

Short-Term Investment (3.9%)
Investment Company (3.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $16,652)	16,651,613	16,652
Total Investments (100.0%) (Cost $271,618) +		431,768
Other Assets in Excess of Liabilities (0.0%)		195
Net Assets (100.0%)		$431,963

(a)	Non-income producing security.
(b)

At September 30, 2014, the Portfolio held fair valued securities valued at approximately $16,687,000, representing 3.9% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)	Security has been deemed illiquid at September 30, 2014.
(d)

Restricted security valued at fair value and not registered under the Securities Act of 1933, BRCP REIT I, LLC was acquired between 12/04 - 5/08 and has a current cost basis of approximately $314,000. BRCP REIT II, LLC was acquired between 1/07 - 4/11 and has a current cost basis of approximately $7,155,000. Cabot Industrial Value Fund II, LP was acquired between 3/07 - 5/09 and has a current cost basis of approximately $5,880,000, Keystone Industrial Fund LP was acquired between 3/07 - 6/11 and has a current cost basis of approximately $4,060,000. At September 30, 2014, these securities had an aggregate market value of approximately $16,687,000 representing 3.9% of net assets.

(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduced by approximately $8,000 relating to the Portfolio’s investment in the Liquidity Funds.

+

At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $271,618,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $160,150,000 of which approximately $165,764,000 related to appreciated securities and approximately $5,614,000 related to depreciated securities.

REIT	Real Estate Investment Trust.

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (93.2%)
Air Freight & Logistics (3.1%)
XPO Logistics, Inc. (a)	13,331	$502

Auto Components (1.2%)
Fox Factory Holding Corp. (a)	12,076	187

Biotechnology (1.7%)
Agios Pharmaceuticals, Inc. (a)	1,179	72
Alnylam Pharmaceuticals, Inc. (a)	733	57
Intrexon Corp. (a)(b)	2,118	40
Ironwood Pharmaceuticals, Inc. (a)	8,083	105
		274
Capital Markets (7.9%)
Actua Corp. (a)	4,858	78
Capitol Acquisition Corp. II (Units) (a)(c)	6,345	64
Financial Engines, Inc.	10,578	362
Greenhill & Co., Inc. (b)	6,930	322
WisdomTree Investments, Inc. (a)	40,149	457
		1,283
Chemicals (1.0%)
Platform Specialty Products Corp. (a)	6,274	157

Construction & Engineering (0.3%)
Louis XIII Holdings Ltd. (Hong Kong) (a)	110,200	55

Construction Materials (1.4%)
Eagle Materials, Inc.	2,217	226

Diversified Telecommunication Services (0.2%)
magicJack VocalTec Ltd. (a)	3,406	33

Electric Utilities (0.0%)
AET&D Holdings No. 1 Ltd. (Australia) (a)(d)(e)	113,183	—

Electronic Equipment, Instruments & Components (1.6%)
Cognex Corp. (a)	1,996	80
FARO Technologies, Inc. (a)	1,525	77
Universal Display Corp. (a)	2,933	96
		253
Health Care Providers & Services (1.0%)
HealthEquity, Inc. (a)	8,662	159

Health Care Technology (11.6%)
athenahealth, Inc. (a)	4,928	649
Castlight Health, Inc., Class B (a)	21,272	275
HMS Holdings Corp. (a)	14,024	264
Medidata Solutions, Inc. (a)	11,657	516
Veeva Systems, Inc., Class A (a)	5,770	163
		1,867
Hotels, Restaurants & Leisure (6.8%)
BJ’s Restaurants, Inc. (a)	4,609	166
Fiesta Restaurant Group, Inc. (a)	11,926	593

Krispy Kreme Doughnuts, Inc. (a)	12,542	215
Papa Murphy’s Holdings, Inc. (a)(b)	6,908	70
Zoe’s Kitchen, Inc. (a)	1,903	59
		1,103
Household Durables (1.4%)
iRobot Corp. (a)(b)	2,421	74
SodaStream International Ltd. (Israel) (a)(b)	5,028	148
		222
Internet & Catalog Retail (6.9%)
Blue Nile, Inc. (a)	9,126	261
Coupons.com, Inc. (a)	6,475	77
Groupon, Inc. (a)	13,940	93
Jumei International Holding Ltd. ADR (a)(b)	7,360	173
MakeMyTrip Ltd. (India) (a)	7,830	218
Ocado Group PLC (United Kingdom) (a)	49,145	211
Qunar Cayman Islands Ltd. ADR (China) (a)	3,071	85
		1,118
Internet Software & Services (23.9%)
Angie’s List, Inc. (a)	12,124	77
Autohome, Inc. ADR (China) (a)(b)	5,481	230
Benefitfocus, Inc. (a)	7,841	211
Criteo SA ADR (France) (a)	15,720	529
Dealertrack Technologies, Inc. (a)	10,054	437
Everday Health, Inc. (a)	7,141	100
GrubHub, Inc. (a)	13,187	452
Just Eat PLC (United Kingdom) (a)	122,356	585
Marketo, Inc. (a)	3,128	101
OPOWER, Inc. (a)(b)	7,937	150
Twitter, Inc. (a)	14,993	773
Youku Tudou, Inc. ADR (China) (a)	5,637	101
Zillow, Inc., Class A (a)	1,011	117
		3,863
Metals & Mining (1.0%)
US Silica Holdings, Inc.	2,502	156

Professional Services (8.0%)
Advisory Board Co. (The) (a)	9,025	421
Corporate Executive Board Co. (The)	6,480	389
WageWorks, Inc. (a)	10,653	485
		1,295
Semiconductors & Semiconductor Equipment (1.3%)
Tessera Technologies, Inc.	8,130	216

Software (5.8%)
Ellie Mae, Inc. (a)	3,165	103
FireEye, Inc. (a)	2,472	76
FleetMatics Group PLC (Ireland) (a)	5,186	158
Guidewire Software, Inc. (a)	3,676	163
RealPage, Inc. (a)	4,076	63
Solera Holdings, Inc.	6,754	381
		944
Specialty Retail (6.5%)
Citi Trends, Inc. (a)	5,466	121

Five Below, Inc. (a)	10,488	415
Lumber Liquidators Holdings, Inc. (a)	2,191	126
Restoration Hardware Holdings, Inc. (a)	4,869	387
		1,049
Tech Hardware, Storage & Peripherals (0.4%)
Nimble Storage, Inc. (a)(b)	2,694	70

Transportation Infrastructure (0.2%)
Prumo Logistica SA (Brazil) (a)	88,727	33
Total Common Stocks (Cost $12,650)		15,065

Preferred Stocks (0.1%)
Internet Software & Services (0.1%)
Mode Media Corporation Series M-1 (a)(d)(e)(f) (acquisition cost - $142; acquired 3/19/08)	9,428	20
Mode Media Corporation Escrow Series M-1 (a)(d)(e)(f) (acquisition cost - $13; acquired 3/19/08)	1,346	1
Total Preferred Stocks (Cost $155)		21

Convertible Preferred Stock (0.0%)
Internet Software & Services (0.0%)
Youku Tudou, Inc., Class A (a)(d)(e)(f) (acquisition cost - $—@; acquired 9/16/10) (Cost $—@)	17	—	@

	Face Amount (000)

Promissory Notes (0.1%)
Internet Software & Services (0.1%)
Mode Media Corporation 9.00%, 12/3/19 (a)(d)(e)(f) (acquisition cost - $60; acquired 3/19/08)	$21	18
Mode Media Corporation Escrow 9.00%, 12/3/19 (a)(d)(e)(f) (acquisition cost - $1; acquired 3/19/08)	1	—	@
Total Promissory Notes (Cost $61)		18

Shares

Short-Term Investments (12.2%)
Securities held as Collateral on Loaned Securities (6.1%)
Investment Company (5.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class (g)	838,723	839

	Face Amount (000)	Value (000)

Repurchase Agreements (0.9%)
BNP Paribas Securities Corp., (Zero Coupon, dated 9/30/14, due 10/1/14; proceeds $69; fully collateralized by various U.S. Government agency securities; 0.57% - 5.59% due 12/29/14 - 2/25/28; valued at $71)	$69	69

Merrill Lynch & Co., Inc., (Zero Coupon, dated 9/30/14, due 10/1/14; proceeds $75; fully collateralized by various U.S. Government agency securities; 3.22% - 5.00% due 3/15/39 - 8/15/49; valued at $76)	75	75
		144
Total Securities held as Collateral on Loaned Securities (Cost $983)		983

	Shares

Investment Company (6.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g) (Cost $981)	980,549	981
Total Short-Term Investments (Cost $1,964)		1,964
Total Investments (105.6%) (Cost $14,830) Including $1,277 of Securities Loaned +		17,068
Liabilities in Excess of Other Assets (-5.6%)		(899)
Net Assets (100.0%)		$16,169

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2014 were approximately $1,277,000 and $1,318,000, respectively. The Portfolio received cash collateral of approximately $987,000, of which $983,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2014, there was uninvested cash collateral of approximately $4,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $331,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(d)	Security has been deemed illiquid at September 30, 2014.
(e)

At September 30, 2014, the Portfolio held fair valued securities valued at approximately $39,000, representing 0.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2014 amounts to approximately $39,000 and represents 0.2% of net assets.

(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

+

At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $14,830,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $2,238,000 of which approximately $3,780,000 related to appreciated securities and approximately $1,542,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.

The Universal Institutional Funds, Inc.

Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (96.4%)
Automobiles (3.8%)
Tesla Motors, Inc. (a)	32,578	$7,906

Biotechnology (2.8%)
Alexion Pharmaceuticals, Inc. (a)	6,252	1,037
Gilead Sciences, Inc. (a)	35,315	3,759
Regeneron Pharmaceuticals, Inc. (a)(b)	3,182	1,147
		5,943
Capital Markets (1.5%)
BlackRock, Inc.	9,333	3,064

Chemicals (1.8%)
Monsanto Co.	33,293	3,746

Commercial Services & Supplies (0.5%)
Edenred (France)	39,268	969

Diversified Financial Services (3.6%)
McGraw Hill Financial, Inc.	62,603	5,287
MSCI, Inc. (a)	45,965	2,161
		7,448
Electrical Equipment (0.4%)
SolarCity Corp. (a)(b)	12,706	757

Food Products (4.2%)
Keurig Green Mountain, Inc.	23,492	3,057
Mead Johnson Nutrition Co.	58,621	5,641
		8,698
Health Care Equipment & Supplies (4.3%)
Intuitive Surgical, Inc. (a)	19,413	8,965

Health Care Technology (1.0%)
athenahealth, Inc. (a)	15,158	1,996

Hotels, Restaurants & Leisure (1.9%)
Starbucks Corp.	53,947	4,071

Information Technology Services (4.1%)
Mastercard, Inc., Class A	56,538	4,179
Visa, Inc., Class A	20,071	4,283
		8,462
Insurance (1.9%)
Progressive Corp. (The)	153,839	3,889

Internet & Catalog Retail (13.5%)
Amazon.com, Inc. (a)	51,117	16,482
JD.com, Inc. ADR (China) (a)(b)	44,329	1,145
Netflix, Inc. (a)	5,588	2,521
Priceline Group, Inc. (a)	6,835	7,919
		28,067

Internet Software & Services (25.2%)
Alibaba Group Holding Ltd. ADR (China) (a)	32,535	2,891
Facebook, Inc., Class A (a)	222,708	17,603
Google, Inc., Class A (a)	11,290	6,643
Google, Inc., Class C (a)	15,594	9,003
LinkedIn Corp., Class A (a)	31,504	6,546
Twitter, Inc. (a)	188,849	9,741
		52,427
Life Sciences Tools & Services (5.0%)
Illumina, Inc. (a)	63,722	10,445

Media (1.5%)
Naspers Ltd., Class N (South Africa)	29,124	3,214

Pharmaceuticals (3.0%)
Valeant Pharmaceuticals International, Inc. (Canada) (a)	48,456	6,358

Professional Services (1.0%)
Verisk Analytics, Inc., Class A (a)	34,828	2,121

Semiconductors & Semiconductor Equipment (1.0%)
ARM Holdings PLC ADR (United Kingdom)	45,824	2,002

Software (6.5%)
FireEye, Inc. (a)	44,642	1,364
Salesforce.com, Inc. (a)	119,323	6,865
Splunk, Inc. (a)	37,431	2,072
Workday, Inc., Class A (a)	39,760	3,280
		13,581
Tech Hardware, Storage & Peripherals (3.3%)
Apple, Inc.	68,240	6,875

Textiles, Apparel & Luxury Goods (4.6%)
Christian Dior SA (France)	27,243	4,566
Michael Kors Holdings Ltd. (a)	69,579	4,967
		9,533
Total Common Stocks (Cost $109,272)		200,537

Preferred Stocks (0.9%)
Internet & Catalog Retail (0.7%)
Airbnb, Inc. Series D (a)(c)(d)(e) (acquisition cost - $1,335; acquired 4/16/14)	32,784	1,328

Internet Software & Services (0.2%)
Dropbox, Inc. Series C (a)(c)(d)(e) (acquisition cost - $485; acquired 1/30/14)	25,401	477
Total Preferred Stocks (Cost $1,820)		1,805

	Notional Amount	Value (000)

Call Options Purchased (0.0%)
Foreign Currency Options (0.0%)
USD/CNY December 2014 @ CNY 6.50	2,393,430	—	@
USD/CNY December 2014 @ CNY 6.50	29,820,860	2
USD/CNY December 2014 @ CNY 6.50	33,628,628	3
USD/CNY June 2015 @ CNY 6.62	39,043,224	37
Total Call Options Purchased (Cost $316)		42

	Shares	Value (000)

Short-Term Investments (3.8%)
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class (f)	404,609	405

	Face Amount (000)

Repurchase Agreements (0.0%)
BNP Paribas Securities Corp., (Zero Coupon, dated 9/30/14, due 10/1/14; proceeds $33; fully collateralized by various U.S. Government agency securities; 0.57% - 5.59% due 12/29/14 - 2/25/28; valued at $34)	$33	33
Merrill Lynch & Co., Inc., (Zero Coupon, dated 9/30/14, due 10/1/14; proceeds $36; fully collateralized by various U.S. Government agency securities; 3.22% - 5.00% due 3/15/39 - 8/15/49; valued at $37)	36	36
		69
Total Securities held as Collateral on Loaned Securities (Cost $474)		474

	Shares

Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $7,528)	7,527,500	7,528
Total Short-Term Investments (Cost $8,002)		8,002
Total Investments (101.1%) (Cost $119,410) Including $2,477 of Securities Loaned +		210,386
Liabilities in Excess of Other Assets (-1.1%)		(2,220)
Net Assets (100.0%)		$208,166

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2014 were approximately $2,477,000 and $2,544,000, respectively. The Portfolio received cash collateral of approximately $476,000, of which $474,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2014, there was uninvested cash collateral of approximately $2,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $2,068,000 was received in the form of U.S. Government obligations and agency securities, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2014 amounts to approximately $1,805,000 and represents 0.9% of net assets.

(d)	Security has been deemed illiquid at September 30, 2014.

(e)

At September 30, 2014, the Portfolio held fair valued securities valued at approximately $1,805,000, representing 0.9% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduced by approximately $5,000 relating to the Portfolio’s investment in the Liquidity Funds.

+

At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $119,410,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $90,976,000 of which approximately $94,374,000 related to appreciated securities and approximately $3,398,000 related to depreciated securities.

@		Value is less than $500.
ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

The Universal Institutional Funds, Inc.

Notes to the Portfolio of Investments • September 30, 2014 (unaudited)

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Directors (the “Directors”). The pricing service may utilize a matrix system or other model incorporating attributes such as  security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer  market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing  service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price).  If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Directors or quotes from a broker or dealer;  (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”) determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$498	$—		$498
Agency Fixed Rate Mortgages	—	41,763	—		41,763
Asset-Backed Securities	—	1,731	—		1,731
Collateralized Mortgage Obligations - Agency Collateral Series	—	5,455	—		5,455
Commercial Mortgage-Backed Securities	—	12,813	—		12,813
Corporate Bonds	—	62,535	—	†	62,535	†
Mortgages - Other	—	16,528	—		16,528
Municipal Bonds	—	1,860	—		1,860
Sovereign	—	10,182	—		10,182
U.S. Agency Security	—	3,110	—		3,110
U.S. Treasury Securities	—	17,692	—		17,692
Total Fixed Income Securities	—	174,167	—	†	174,167	†
Short-Term Investments
Investment Company	37,389	—	—		37,389
Repurchase Agreement	—	1,735	—		1,735
U.S. Treasury Securities	—	613	—		613
Total Short-Term Investments	37,389	2,348	—		39,737
Foreign Currency Forward Exchange Contracts	—	706	—		706
Futures Contract	170	—	—		170
Credit Default Swap Agreements	—	31	—		31
Interest Rate Swap Agreements	—	225	—		225
Total Assets	$37,559	$177,477	$—	†	$215,036	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(204)	—		(204)
Futures Contracts	(131)	—	—		(131)
Credit Default Swap Agreements	—	(21)	—		(21)
Total Liabilities	(131)	(225)	—		(356)
Total	$37,428	$177,252	$—	†	$214,680	†

†                                         Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Core Plus Fixed Income	Corporate Bond (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2014	$—

†                                        Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$35,708	$—	$35,708
Sovereign	—	241,829	—	241,829
Total Fixed Income Securities	—	277,537	—	277,537
Warrants	—	204	—	204
Short-Term Investments
Investment Company	23,306	—	—	23,306
Repurchase Agreement	—	5,052	—	5,052
Total Short-Term Investments	23,306	5,052	—	28,358
Futures Contract	56	—	—	56
Total Assets	$23,362	$282,793	$—	$306,155

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Equity
Assets:
Common Stocks
Air Freight & Logistics	$2,353	$—	$—	$2,353
Airlines	2,230	—	—	2,230
Automobiles	7,220	—	—	7,220
Banks	84,338	6,692	—	91,030
Beverages	9,904	—	—	9,904
Chemicals	173	1,436	—	1,609
Commercial Services & Supplies	446	—	—	446
Construction & Engineering	2,654	—	—	2,654
Construction Materials	11,630	—	—	11,630
Consumer Finance	1,212	—	—	1,212
Diversified Consumer Services	1,319	—	—	1,319
Diversified Financial Services	10,051	—	—	10,051
Diversified Telecommunication Services	4,878	—	—	4,878
Electronic Equipment, Instruments & Components	4,608	—	—	4,608
Energy Equipment & Services	6,681	—	—	6,681
Food & Staples Retailing	6,324	—	—	6,324
Food Products	15,446	—	—	15,446
Health Care Equipment & Supplies	714	—	—	714
Health Care Providers & Services	3,288	—	—	3,288
Hotels, Restaurants & Leisure	7,293	1,235	—	8,528
Household Durables	3,149	—	—	3,149
Independent Power Producers & Energy Traders	933	—	—	933
Industrial Conglomerates	11,892	—	—	11,892
Information Technology Services	3,478	—	—	3,478
Insurance	10,059	—	—	10,059
Internet & Catalog Retail	1,141	—	—	1,141
Internet Software & Services	17,075	—	—	17,075
Machinery	3,568	—	—	3,568
Media	7,638	—	—	7,638
Multi-line Retail	5,556	799	—	6,355
Oil, Gas & Consumable Fuels	20,992	2,208	—	23,200
Paper & Forest Products	3,342	—	—	3,342
Personal Products	1,611	—	—	1,611
Pharmaceuticals	6,858	—	—	6,858
Professional Services	1,857	—	—	1,857
Real Estate Management & Development	1,758	1,898	—	3,656
Road & Rail	1,910	—	—	1,910
Semiconductors & Semiconductor Equipment	30,510	—	—	30,510
Software	2,361	—	—	2,361
Specialty Retail	799	—	—	799
Textiles, Apparel & Luxury Goods	8,375	—	—	8,375
Tobacco	2,998	—	—	2,998
Transportation Infrastructure	3,718	—	—	3,718
Wireless Telecommunication Services	24,712	3,979	—	28,691
Total Common Stocks	359,052	18,247	—	377,299
Investment Company	—	1,794	—	1,794
Short-Term Investments
Investment Company	15,181	—	—	15,181
Repurchase Agreement	—	2,598	—	2,598
Total Short-Term Investments	15,181	2,598	—	17,779
Foreign Currency Forward Exchange Contracts	—	318	—	318
Total Assets	$374,233	$22,957	$—	$397,190

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$4,588	$—	$—	$4,588
Diversified Financial Services	1,042	—	—	1,042
Food Products	12,108	—	—	12,108
Household Products	6,830	—	—	6,830
Industrial Conglomerates	1,759	—	—	1,759
Information Technology Services	4,612	—	—	4,612
Media	2,898	—	—	2,898
Pharmaceuticals	3,404	—	—	3,404
Professional Services	988	—	—	988
Software	5,669	—	—	5,669
Textiles, Apparel & Luxury Goods	2,281	—	—	2,281
Tobacco	9,365	—	—	9,365
Total Common Stocks	55,544	—	—	55,544
Short-Term Investment
Investment Company	814	—	—	814
Total Assets	$56,358	$—	$—	$56,358

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$5,729	$—	$—	$5,729
Communications	14,588	—	—	14,588
Diversified	3,362	—	—	3,362
Oil & Gas Storage & Transportation	39,914	—	—	39,914
Ports	584	—	—	584
Railroads	1,173	—	—	1,173
Toll Roads	7,263	—	—	7,263
Transmission & Distribution	13,075	—	—	13,075
Water	7,161	—	—	7,161
Total Common Stocks	92,849	—	—	92,849
Short-Term Investments
Investment Company	11,479	—	—	11,479
Repurchase Agreements	—	1,035	—	1,035
Total Short-Term Investments	11,479	1,035	—	12,514
Total Assets	$104,328	$1,035	$—	$105,363

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$32,729	$—	$—	†	$32,729	†
Health Care	3,984	—	—		3,984
Industrial	3,406	—	—		3,406
Lodging/Resorts	6,787	—	—		6,787
Mixed Industrial/Office	1,607	—	—		1,607
Office	9,655	—	—		9,655
Residential	11,857	—	—		11,857
Retail	26,254	—	—		26,254
Self Storage	2,716	—	—		2,716
Total Common Stocks	98,995	—	—	†	98,995	†
Rights	4	—	—		4
Warrants	42	—	—		42
Short-Term Investments
Investment Company	86	—	—		86
Total Assets	$99,127	$—	$—	†	$99,127	†

†                                         Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Real Estate	Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2014	$—

†                                        Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Tactical Asset Allocation
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$4,982	$—	$4,982
Asset-Backed Securities	—	674	—	674
Collateralized Mortgage Obligations - Agency Collateral Series	—	336	—	336
Commercial Mortgage-Backed Securities	—	2,014	—	2,014
Corporate Bonds	—	13,910	—	13,910
Mortgage - Other	—	245	—	245
Sovereign	—	25,164	—	25,164
U.S. Treasury Securities	—	4,608	—	4,608
Total Fixed Income Securities	—	51,933	—	51,933
Common Stocks
Aerospace & Defense	2,639	—	—	2,639
Air Freight & Logistics	920	—	—	920
Airlines	72	—	—	72
Auto Components	244	—	—	244
Automobiles	834	—	—	834
Banks	9,775	—	—	9,775
Beverages	1,766	—	—	1,766
Biotechnology	2,111	—	—	2,111
Building Products	256	—	—	256
Capital Markets	1,731	—	—	1,731
Chemicals	1,629	—	—	1,629
Commercial Services & Supplies	262	—	—	262
Communications Equipment	1,418	—	—	1,418
Construction & Engineering	127	—	—	127
Construction Materials	150	—	—	150
Consumer Finance	1,466	—	—	1,466
Containers & Packaging	72	—	—	72
Diversified Financial Services	811	—	—	811
Diversified Telecommunication Services	2,160	—	—	2,160
Electric Utilities	915	—	—	915
Electrical Equipment	689	—	—	689
Electronic Equipment, Instruments & Components	371	—	—	371
Energy Equipment & Services	2,878	—	—	2,878
Food & Staples Retailing	3,045	—	—	3,045
Food Products	1,700	—	—	1,700
Gas Utilities	91	—	—	91
Health Care Equipment & Supplies	1,735	—	—	1,735
Health Care Providers & Services	1,380	—	—	1,380
Health Care Technology	56	—	—	56
Hotels, Restaurants & Leisure	1,064	—	—	1,064
Household Durables	191	—	—	191
Household Products	2,483	—	—	2,483
Independent Power Producers & Energy Traders	24	—	—	24
Industrial Conglomerates	1,858	—	—	1,858
Information Technology Services	2,289	—	—	2,289
Insurance	2,121	—	—	2,121
Internet & Catalog Retail	576	—	—	576
Internet Software & Services	1,737	—	—	1,737
Leisure Products	7	—	—	7
Life Sciences Tools & Services	218	—	—	218
Machinery	1,180	—	—	1,180
Marine	85	—	—	85
Media	2,603	—	—	2,603
Metals & Mining	3,520	—	—	3,520
Multi-Utilities	646	—	—	646
Multi-line Retail	439	—	—	439
Oil, Gas & Consumable Fuels	6,901	—	—	6,901
Paper & Forest Products	29	—	—	29
Personal Products	197	—	—	197
Pharmaceuticals	6,940	—	—	6,940
Professional Services	377	—	—	377
Real Estate Investment Trusts (REITs)	1,073	—	—	1,073
Real Estate Management & Development	400	—	—	400
Road & Rail	1,180	—	—	1,180
Semiconductors & Semiconductor Equipment	1,273	—	—	1,273
Software	1,961	—	—	1,961
Specialty Retail	1,553	—	—	1,553
Tech Hardware, Storage & Peripherals	3,034	—	—	3,034
Textiles, Apparel & Luxury Goods	976	—	—	976
Thrifts & Mortgage Finance	7	—	—	7
Tobacco	1,690	—	—	1,690
Trading Companies & Distributors	211	—	—	211
Transportation Infrastructure	60	—	—	60
Water Utilities	78	—	—	78
Wireless Telecommunication Services	679	—	—	679
Total Common Stocks	90,963	—	—	90,963
Rights	4	— †	—	4 †
Warrants	1	—	—	1
Investment Companies	10,420	—	—	10,420
Short-Term Investments
Investment Company	31,288	—	—	31,288
U.S. Treasury Securities	—	1,296	—	1,296
Total Short-Term Investments	31,288	1,296	—	32,584
Foreign Currency Forward Exchange Contracts	—	1,159	—	1,159
Futures Contracts	739	—	—	739
Credit Default Swap Agreements	—	26	—	26
Interest Rate Swap Agreements	—	125	—	125
Total Return Swap Agreements	—	1,457	—	1,457
Total Assets	$133,415	$55,996 †	$—	$189,411 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1,031)	—	(1,031)
Futures Contracts	(873)	—	—	(873)
Credit Default Swap Agreements	—	(23)	—	(23)
Interest Rate Swap Agreements	—	(21)	—	(21)
Total Return Swap Agreements	—	(4)	—	(4)
Total Liabilities	(873)	(1,079)	—	(1,952)
Total	$132,542	$54,917 †	$—	$187,459 †

†              Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Mid Cap Growth
Assets:
Common Stocks
Aerospace & Defense	$4,819	$—	$—	$4,819
Automobiles	7,485	—	—	7,485
Biotechnology	3,322	—	—	3,322
Commercial Services & Supplies	3,155	—	—	3,155
Communications Equipment	1,623	—	—	1,623
Diversified Financial Services	10,396	—	—	10,396
Electrical Equipment	811	—	—	811
Food Products	13,082	—	—	13,082
Health Care Equipment & Supplies	8,383	—	—	8,383
Health Care Providers & Services	402	—	—	402
Health Care Technology	6,231	—	—	6,231
Hotels, Restaurants & Leisure	9,194	—	—	9,194
Information Technology Services	10,190	—	—	10,190
Insurance	6,014	—	—	6,014
Internet & Catalog Retail	7,647	—	—	7,647
Internet Software & Services	24,398	—	2,865	27,263
Life Sciences Tools & Services	10,334	—	—	10,334
Machinery	3,723	—	—	3,723
Media	—	—	2,570	2,570
Oil, Gas & Consumable Fuels	1,627	—	—	1,627
Pharmaceuticals	7,234	—	—	7,234
Professional Services	9,449	—	—	9,449
Software	22,243	—	—	22,243
Tech Hardware, Storage & Peripherals	1,990	—	—	1,990
Textiles, Apparel & Luxury Goods	6,446	—	—	6,446
Total Common Stocks	180,198	—	5,435	185,633
Preferred Stocks	—	—	3,814	3,814
Convertible Preferred Stocks	—	—	326	326
Call Options Purchased	—	42	—	42
Short-Term Investments
Investment Company	12,674	—	—	12,674
Repurchase Agreements	—	777	—	777
Total Short-Term Investments	12,674	777	—	13,451
Total Assets	$192,872	$819	$9,575	$203,266

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Mid Cap Growth	Common Stocks (000)	Preferred Stocks (000)	Convertible Preferred Stocks (000)
Beginning Balance	$4,071	$1,124	$230
Purchases	—	1,369	—
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate actions	—	—	—
Change in unrealized appreciation/depreciation	1,364	1,321	96
Realized gains (losses)	—	—	—
Ending Balance	$5,435	$3,814	$326

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2014	$1,364	$1,321	$96

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2014.

										Impact to
	Fair Value at	Valuation	Unobservable					Weighted Average/		Valuation from an
Mid Cap Growth	September 30, 2014 (000)	Technique	Input	Range				Selected Value		Increase in Input
Internet & Catalog Retail
Convertible Preferred Stock	$51	Market Transaction Method	Proceeds from Sale of Business	$2.12		$2.12		$2.12		Increase

Preferred Stocks	$1,362	Market Transaction Method	Precedent Transaction	$40.71		$40.71		$40.71		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		18.5%		17.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	8.5	x	15.5	x	11.7	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

	$1,211	Market Transaction Method	Precedent Transaction of Preferred Stock	$72.15		$72.15		$72.15		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.8	x	4.8	x	4.3	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Internet Software & Services
Common Stock	$2,865	Market Transaction Method	Precedent Transaction of Series C Preferred Shares	$19.10		$19.10		$19.10		Increase
Convertible Preferred Stock	$275	Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.9	x	18.8	x	14.1	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Media
Common Stock	$2,570	Market Transaction Method	Precedent Transaction	$1,803.40		$1,803.40		$1,803.40		Increase
			Discount for Nature of Transaction	5.0%		5.0%		5.0%		Decrease

Software

Preferred Stocks	$1,241	Market Transaction Method	Precedent Transaction of Preferred Stock	$6.13		$6.13		$6.13		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	10.2	x	13.1	x	11.2	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$75,667	$—	$—	$75,667
Diversified	32,115	—	—	32,115
Health Care	34,683	—	—	34,683
Industrial	10,121	—	11,927	22,048
Lodging/Resorts	58,191	—	—	58,191
Manufactured Homes	6,123	—	—	6,123
Mixed Industrial/Office	9,182	—	—	9,182
Office	32,635	—	4,760	37,395
Regional Malls	80,418	—	—	80,418
Retail Free Standing	7,617	—	—	7,617
Self Storage	21,619	—	—	21,619
Shopping Centers	30,058	—	—	30,058
Total Common Stocks	398,429	—	16,687	415,116
Short-Term Investment
Investment Company	16,652	—	—	16,652
Total Assets	$415,081	$—	$16,687	$431,768

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks
U.S Real Estate	(000)
Beginning Balance	$16,132
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	(835)
Change in unrealized appreciation/depreciation	1,390
Realized gains (losses)	—
Ending Balance	$16,687

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2014	$1,390

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2014.

	Fair Value at	Valuation	Unobservable
U.S. Real Estate	September 30, 2014 (000)	Technique	Input
Industrial
Common Stocks	$11,927	Reported Capital Balance, Adjusted for Subsequent Capital Calls and Return of Capital, as applicable	Adjusted Capital Balance

Office
Common Stocks	$4,760	Reported Capital Balance, Adjusted for Subsequent Capital Calls and Return of Capital, as applicable	Adjusted Capital Balance

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Small Company Growth
Assets:
Common Stocks
Air Freight & Logistics	$502	$—	$—		$502
Auto Components	187	—	—		187
Biotechnology	274	—	—		274
Capital Markets	1,219	64	—		1,283
Chemicals	157	—	—		157
Construction & Engineering	55	—	—		55
Construction Materials	226	—	—		226
Diversified Telecommunication Services	33	—	—		33
Electric Utilities	—	—	—	†	—	†
Electronic Equipment, Instruments & Components	253	—	—		253
Health Care Providers & Services	159	—	—		159
Health Care Technology	1,867	—	—		1,867
Hotels, Restaurants & Leisure	1,103	—	—		1,103
Household Durables	222	—	—		222
Internet & Catalog Retail	1,118	—	—		1,118
Internet Software & Services	3,863	—	—		3,863
Metals & Mining	156	—	—		156
Professional Services	1,295	—	—		1,295
Semiconductors & Semiconductor Equipment	216	—	—		216
Software	944	—	—		944
Specialty Retail	1,049	—	—		1,049
Tech Hardware, Storage & Peripherals	70	—	—		70
Transportation Infrastructure	33	—	—		33
Total Common Stocks	15,001	64	—	†	15,065	†
Preferred Stocks	—	—	21		21
Convertible Preferred Stock	—	—	—	@	—	@
Promissory Notes	—	—	18		18
Short-Term Investments
Investment Company	1,820	—	—		1,820
Repurchase Agreements	—	144	—		144
Total Short-Term Investments	1,820	144	—		1,964
Total Assets	$16,821	$208	$39	†	$17,068	†

@            Value is less than $500.

†                 Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Small Company Growth	Common Stocks (000)		Preferred Stocks (000)	Convertible Preferred Stock (000)		Promissory Notes (000)

Beginning Balance	$—	†	$249	$—	@	$19
Purchases	—		—	—		—
Sales	—		(132)	—		—
Amortization of discount	—		—	—		—
Transfers in	—		—	—		—
Transfers out	—		—	—		—
Corporate actions	—		—	—		—
Change in unrealized appreciation/depreciation	—		(96)	—	@	(1)
Realized gains (losses)	—		—	—		—
Ending Balance	$—	†	$21	$—	@	$18
Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2014	$—		$(9)	$—	@	$(1)

@    Value is less than $500.

†         Includes one security which was valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2014.

Impact to
Fair Value at	Valuation	Unobservable	Weighted	Valuation from an
Small Company Growth	September 30, 2014 (000)	Technique	Input	Range	Average	Increase in Input

Internet Software & Services
Preferred Stock	$20	Market Transaction Method	Precedent Transaction	$4.18	$4.18	$4.18	Increase
Discounted Cash Flow	Weighted Average Cost of Capital	15.0%	17.0%	16.0%	Decrease
Perpetual Growth Rate	2.0%	3.0%	2.5%	Increase
Market Comparable Companies	Enterprise Value/Revenue	1.9	x	9.7	x	5.8	x	Increase
Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease
Preferred Stock - Escrow	$1	Discount for Escrow	54.8%	54.8%	54.8%	Decrease

Promissory Note	$18	Market Transaction	Valuation at Issuance as a Percentage of Principal	$100.00	$100.00	$100.00	Increase
Cost of Debt	14.4%	14.4%	14.4%	Decrease
Valuation as a Percentage of Principal	87.4%	87.4%	87.4%	Increase

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Growth
Assets:
Common Stocks
Automobiles	$7,906	$—	$—	$7,906
Biotechnology	5,943	—	—	5,943
Capital Markets	3,064	—	—	3,064
Chemicals	3,746	—	—	3,746
Commercial Services & Supplies	969	—	—	969
Diversified Financial Services	7,448	—	—	7,448
Electrical Equipment	757	—	—	757
Food Products	8,698	—	—	8,698
Health Care Equipment & Supplies	8,965	—	—	8,965
Health Care Technology	1,996	—	—	1,996
Hotels, Restaurants & Leisure	4,071	—	—	4,071
Information Technology Services	8,462	—	—	8,462
Insurance	3,889	—	—	3,889
Internet & Catalog Retail	28,067	—	—	28,067
Internet Software & Services	52,427	—	—	52,427
Life Sciences Tools & Services	10,445	—	—	10,445
Media	3,214	—	—	3,214
Pharmaceuticals	6,358	—	—	6,358
Professional Services	2,121	—	—	2,121
Semiconductors & Semiconductor Equipment	2,002	—	—	2,002
Software	13,581	—	—	13,581
Tech Hardware, Storage & Peripherals	6,875	—	—	6,875
Textiles, Apparel & Luxury Goods	9,533	—	—	9,533
Total Common Stocks	200,537	—	—	200,537
Preferred Stocks	—	—	1,805	1,805
Call Options Purchased	—	42	—	42
Short-Term Investments
Investment Company	7,933	—	—	7,933
Repurchase Agreements	—	69	—	69
Total Short-Term Investments	7,933	69	—	8,002
Total Assets	$208,470	$111	$1,805	$210,386

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Growth	Preferred Stocks (000)
Beginning Balance	$—
Purchases	1,820
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation/depreciation	(15)
Realized gains (losses)	—
Ending Balance	$1,805

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2014	$(15)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2014.

										Impact to
	Fair Value at	Valuation	Unobservable							Valuation from an
Growth	September 30, 2014 (000)	Technique	Input	Range				Weighted Average		Increase in Input

Internet & Catalog Retail
Preferred Stock	$1,328	Market Transaction Method	Precedent Transaction	$40.71		$40.71		$40.71		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		18.5%		17.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	8.5	x	15.5	x	11.7	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Internet Software & Services
Preferred Stock	$477	Market Transaction Method	Precedent Transaction of Preferred Stock	$19.10		$19.10		$19.10		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.9	x	18.8	x	14.1	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. Securities that were valued using unadjusted quoted prices at December 31, 2013 were valued using other significant observable inputs at September 30, 2014. The value of the transfer was approximately as follows:

Emerging Markets Equity
$4,823,000

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Universal Institutional Funds, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2014